[FORUM LOGO]
[Picture graphics of left half
 of page of gear wheels, pencil
 and ledger paper and a computer                       F O R U M
 on a pedistal.]                                       F U N D S
                                             -----------------------------
                                                  SEMI-ANNUAL REPORT
                                             -----------------------------
                                                   NOVEMBER 30, 1998




                                                       Investors
                                                      Equity Fund


                                                         Equity
                                                       Index Fund


                                                      Small Company
                                                      Opportunities
                                                          Fund


                                                      International
                                                       Equity Fund


                                                         Emerging
                                                       Markets Fund

                                Table of Contents



A Message to Our Shareholders.......................................    1


Financial Statements of the Forum Funds

Schedules of Investments:

    Investors Equity Fund...........................................    5

    Equity Index Fund...............................................    7

    Small Company Opportunities Fund................................    7

    International Equity Fund.......................................    7

    Emerging Markets Fund...........................................    7

Statements of Assets and Liabilities................................    8

Statements of Operations............................................   10

Statements of Changes in Net Assets................................    12

Financial Highlights................................................   14

Notes to Financial Statements.......................................   16

Semi-Annual Report:  Core Trust (Delaware)..........................   21

Semi-Annual Report:  Schroder Capital Funds.........................   65

Forum Funds(R)
--------------------------------------------------------------------------------

                                                                 [LOGO]
INVESTORS EQUITY FUND
EQUITY INDEX FUND
SMALL COMPANY OPPORTUNITES FUND
INTERNATIONAL FUND
EMERGING MARKETS FUND

November 30, 1998                                             SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------



Dear Investor:


Forum Funds is pleased to present this Semi-Annual Report for the period June 1 through November 30, 1998. This report covers five of our equity funds, which now have total assets of nearly $40 million, and gives a summary of the performance of each for the six-month period.

INVESTORS EQUITY FUND
---------------------

For the six-month period ending November 30, 1998, the Investors Equity Fund achieved a total return of 11.6% (not including the effect of the Fund's maximum 4% sales charge). This compares favorably to the 7.5% total return of the Standard & Poors 500 Index and the Morningstar Growth Funds Average of -.3% for the same period.

There were no changes in the Fund's investment approach during the six-month period. The Fund continues to invest in high quality, growth oriented, large capitalization stocks. The Fund maintained overweight positions in the technology, health care, consumer cyclical and financial services sectors of the market. Since the period ending November 30, 1998, the Fund managers have been reducing the overweight in financial services, particularly in banks. The Fund continues to de-emphasize utilities (electric and gas), energy and other commodity related businesses.

The Fund's managers look for slowing in both the U.S. and European economies in 1999 relative to 1998, but still expect moderate growth in the U.S. of around 2% GDP. They expect U.S. based corporate profits in 1999 to improve over 1998. A combination of factors acted to drag down earnings in 1998, including the translation effects of the strong U.S. dollar, weak earnings in such industries as semi-conductors, oil, and commodities and the General Motors strike.

As we move into 1999, the managers expect the impact of these to be less of a drag on overall corporate profits and for the year over year earnings comparisons to become easier. They expect inflation to remain low and interest rates to decline further, but at a slower rate in 1999. They believe that strong companies with consistent earnings growth achieved through market share gains and new products will be rewarded. By contrast, companies that rely on pricing to increase profits will face a difficult year.

--------------------------------------------------------------------------------
MANGEMENT DISCUSSION & ANALYSIS (continued)
NOVEMBER 30, 1998
--------------------------------------------------------------------------------



EQUITY INDEX FUND
-----------------

For the two fiscal quarters ending November 30, 1998, the Fund experienced a gain of 7.7% (not including the effect of the Fund's maximum 4% sales charge). Although this return is still higher than historic averages, the last six months have brought increased volatility to the domestic stock market. Investors backed away as corporate earnings disappointed, economic turmoil in Russia was again front-page news, and hedge fund bailouts drew attention. The market declined more than 15% in July and August before rebounding over 22% in the final three months. In addition, the disparity between the returns of large and small capitalization stocks in the U.S. continued, with the S&P 500 Index (large cap stocks) generating a 7.5% return, while the Russell 2000 Index (small cap stocks) lost 12.4% during the same period.

The objective of the Index Fund is to replicate the return of the Index with a minimum of tracking error. To achieve this goal, the Fund is invested in all 500 securities that make up the Index and in the same weightings as in the Index. A small portion of the Fund's assets are kept in cash in order to handle redemptions and purchases without having to trade stocks. Although this minimizes transaction costs, it can also hurt performance; the drag of cash is reduced by hedging the cash position by investing in S&P 500 futures contracts, giving in effect, a 100% equity position.

SMALL COMPANY OPPORTUNITIES FUND
--------------------------------

The Small Company Opportunities Fund trailed its benchmarks for the six month period ending November 30, 1998, with a loss of 15.5% (not including the effect of the Fund's maximum 4% sales charge) versus a decline of 12.35% for the Russell 2000 Small Stock Index and a decline of 12.33% for the Lipper Small Cap Fund Average. Although we were disappointed with the results over the past two fiscal quarters, bear in mind that the correction experienced by small cap companies in August and September was partially caused by an emotional flight to quality and liquidity in the wake of the problems experienced in the economies of Russia and Southeast Asia.

It is also important to keep in mind the investment styles used by the Fund. The Fund is comprised of four small cap investing styles: two value styles, one growth style and an index style. The index style tracks the S&P 600 Index of small company stocks. These styles are employed to help moderate the Fund's annual return volatility, improve its overall performance and provide effective diversification across small cap investments.

Over the past twelve months, small stocks had a very tough time. The market was very narrow and liquidity driven. Overall, 70% of the S&P 500 Index constituents lagged the Index's return, and 40% of its stocks were down for the year. The Russell 2000 Small Stock Index underperformed the S&P 500 Index by one of the widest margins in the common history of these two indices. Small caps lost to large across every economic sector.

While small stocks have rebounded sharply from their October lows, they remain over 17% below the highs reached in April. Meanwhile, the S&P 500 Index, on the strength of its largest constituents, has fully recovered its earlier losses. This dramatic performance divergence has allowed relative valuations for small stocks to remain near historic lows. Despite the record lows, we have yet to see much change in investors' appetites for large stocks.

INTERNATIONAL EQUITY FUND
-------------------------

For the semi-annual period ending November 30, 1998, the International Equity Fund fell 6.4% (not including the effect of the Fund's maximum 4% sales charge), underperforming the Lipper International universe average which fell 6.0%.

--------------------------------------------------------------------------------
MANAGEMENT DISCUSSION & ANALYSIS (continued)
NOVEMBER 30, 1998
--------------------------------------------------------------------------------



 Country allocation added value to the Fund over the past six months. For the period, country allocation and stock selection in Japan added value, but security selection in the U.K. and Continental Europe, as well as currency management detracted from performance. The Fund was particularly hurt at the end of the period by an overall defensive position both in country and stock selection, a posture that had helped earlier in the six months.

In the midst of a difficult economic environment, the Fund's managers avoided investing in banks and emphasized quality companies with earnings visibility. However, stock selection in Continental Europe detracted from performance, in part due to an underweighting of cyclical companies and an allocation to small capitalization securities. In the U.K., stock selection also failed to match the performance of the British market, as the strength of the U.K. currency hurt the profitability of the industrial companies in the Fund. Currency hedging added value at the beginning of the six months, but these gains were eroded during the sudden yen surge against the U.S. dollar in October.

The period ended on a positive note provided by an interest rate cut by the U.S. Federal Reserve Bank in October. The cut stopped a developing credit contraction and led to upswings in most equity markets worldwide. The U.K. Central Bank now has the largest scope for interest rate reductions among developed economies and the Fund has moved to an overweight position there. After being particularly hard hit in the summer, Continental European markets now offer much more reasonable value and the Fund has moved to an overweight position. As the Japanese government becomes more active about resolving the nation's banking problems and as market sentiment about Japan appears excessively pessimistic, the Fund's management has reduced the underweight position it has held throughout the last six months. The Fund's only other exposure in the developed Asian region is Singapore, the one market that has not been tainted by government intervention (Hong Kong) or by capital controls (Malaysia).

The Fund's managers expect the recent volatility to continue through the first half of 1999 as the effects of the emerging market crisis continue to be felt in developed economies. Global growth estimates are also being reduced, despite the recent rate cuts. This reflects the domestic demand collapse in Asia and export slowdown in the Western economies. If the rate cuts become aggressive and there is talk of fiscal stimulus, particularly in Europe, these moves could undermine the bond markets and fuel inflation concerns.

EMERGING MARKETS FUND
---------------------

For the six month period ended November 30, 1998, the Emerging Markets Fund returned -12.72% (not including the effect of the Fund's maximum 4% sales charge). Its benchmark, the Morgan Stanley Capital International Emerging Markets Free (excluding Malaysia) Index, returned -15.26% over the same period.

An overweight position in Korea and Eastern Europe and an underweight position in the troubled Brazilian and Russian markets contributed positively to the Fund's performance. Stock selection, however, on the whole detracted from performance. The Fund invests in larger companies with solid, long-term fundamentals, and it was these more liquid stocks that suffered dramatic sell-offs in the last six months as investors fled the emerging markets. Stock selection in Taiwan and Thailand contributed positively to performance; in Poland, an underweight position in banks benefited the Fund.

Looking ahead, the managers favor emerging Mediterranean Europe and Africa and Asia over Latin America. They believe that weaker commodity prices and lower capital flows into emerging markets will hit Latin America particularly hard (due to its huge current account deficits), whereas some Asian companies and most companies in Emerging Mediterranean Europe will start to see a recovery in 1999. In particular, they favor the prospects for Korea, although they believe that further restructuring and bank recapitalization is key to the future direction of its stock market.

--------------------------------------------------------------------------------
MANGEMENT DISCUSSION & ANALYSIS (continued)
NOVEMBER 30, 1998
--------------------------------------------------------------------------------



The outlook for emerging markets has improved, but there are still a number of concerns: commodity prices in emerging markets remain weak, global growth is expected to slow in 1999, and the capital available for emerging market companies and governments is scarce. The managers believe that Brazil is key to the future of emerging markets, with continued progress on fiscal reform and lower interest rates essential if it is to avoid internal debt restructuring. On a more positive note, emerging market companies are trading at a significant discount relative to their developed market peers at the moment, representing what the managers believe to be great opportunities for long-term investors.

IN CONCLUSION
-------------

We urge investors to be conservative in their expectations of Fund performance in 1999. It is likely that economic growth will slow, and given relatively richly priced equity markets, it also seems likely that performance will be less robust than in recent years. As always, we encourage you to focus on longer term investment objectives and recognize the benefits of diversification in balancing the risk/reward equation. We suggest that you work with your financial professional to determine the appropriate asset mix that is likely to meet your needs.

Thank you for your continuing confidence in Forum Funds. We will maintain our efforts to provide you with excellent investment service. If you have questions, please discuss them with your local investment professional, or call us at (207) 879-0001.

                                                     Sincerely,

                                                     /s/ John Y. Keffer

                                                     John Y. Keffer,
                                                     Chairman

--------------------------------------------------------------------------------
SCHEDULES OF INVESTMENTS (unaudited)
NOVEMBER 30, 1998
--------------------------------------------------------------------------------

                     Shares                        Security Description                                       Value

----------------------------------
INVESTORS EQUITY  FUND
----------------------------------

COMMON STOCK (98.6%)
AMUSEMENT & RECREATION SERVICES (1.0%)
                                         9,000Walt Disney Co.                                                   $ 289,688
                                                                                                       -------------------

APPAREL & ACCESSORY STORES (3.6%)
                                        15,000Gap, Inc.                                                         1,103,437
                                                                                                       -------------------

BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS (2.1%)
                                        13,200Home Depot, Inc.                                                    656,700
                                                                                                       -------------------

BUSINESS SERVICES (11.7%)
                                        14,400Automatic Data Processing, Inc.                                   1,108,800
                                        13,050Interpublic Group of Cos., Inc.                                     897,188
                                        13,100Microsoft Corp. (a)                                               1,598,200
                                                                                                       -------------------
                                                                                                       -------------------
                                                                                                                3,604,188
                                                                                                       -------------------

CHEMICALS & ALLIED PRODUCTS (14.3%)
                                        19,800Abbott Laboratories                                                 950,400
                                         6,400Merck & Co., Inc.                                                   991,200
                                         8,100Pfizer, Inc.                                                        904,163
                                        10,800Procter & Gamble Co.                                                946,350
                                         5,600Schering-Plough Corp.                                               595,700
                                                                                                       -------------------
                                                                                                       -------------------
                                                                                                                4,387,813
                                                                                                       -------------------

COMMUNICATIONS (4.9%)
                                        14,500Ameritech Corp.                                                     784,813
                                        14,800SBC Communications, Inc.                                            709,475
                                                                                                       -------------------
                                                                                                       -------------------
                                                                                                                1,494,288
                                                                                                       -------------------

DOMESTIC DEPOSITORY INSTITUTIONS (3.6%)
                                         2,900BankAmerica Corp.                                                   189,044
                                       25,750 Wells Fargo & Co.                                                   927,000
                                                                                                       -------------------
                                                                                                       -------------------
                                                                                                                1,116,044
                                                                                                       -------------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
    EXCEPT COMPUTER EQUIPMENT (8.2%)
                                         8,550General Electric Co.                                                773,775
                                        12,025Intel Corp.                                                       1,294,190
                                         7,000Solectron Corp. (a)                                                 463,313
                                                                                                       -------------------
                                                                                                       -------------------
                                                                                                                2,531,278
                                                                                                       -------------------

FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT (6.1%)
                                        10,000Danaher Corp.                                                       456,250
                                        16,050Gillette Co.                                                        737,297
                                        10,650Illnois Tool Works                                                  676,941
                                                                                                       -------------------
                                                                                                       -------------------
                                                                                                                1,870,488
                                                                                                       -------------------

FEDERAL AGENCIES & INSTRUMENTALITIES (3.5%)
                                        14,925FNMA                                                              1,085,793
                                                                                                       -------------------

FOOD & KINDRED PRODUCTS (2.5%)
                                        10,850Coca Cola Co.                                                       760,178
                                                                                                       -------------------



See Notes to Financial Statements. 5                             FORUM FUNDS (R)

--------------------------------------------------------------------------------
SCHEDULES OF INVESTMENTS (unaudited) (continued)
NOVEMBER 30, 1998
--------------------------------------------------------------------------------

                     SHARES                        SECURITY DESCRIPTION                                       VALUE

----------------------------------------------
INVESTORS EQUITY  FUND (concluded)
----------------------------------------------

FOOD STORES (1.0%)
                                         6,000Kroger Co. (a)                                                    $ 318,375
                                                                                                       -------------------

FURNITURE & FIXTURES (2.7%)
                                       37,000 Leggett & Platt, Inc.                                               839,438
                                                                                                       -------------------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT (5.7%)
                                        11,400Applied Materials, Inc. (a)                                         441,750
                                        17,550Cisco Systems, Inc. (a)                                           1,322,831
                                                                                                       -------------------
                                                                                                       -------------------
                                                                                                                1,764,581
                                                                                                       -------------------

INSURANCE CARRIERS (5.8%)
                                        11,962American International Group, Inc.                                1,124,428
                                        10,000MBIA, Inc.                                                          647,500
                                                                                                       -------------------
                                                                                                       -------------------
                                                                                                                1,771,928
                                                                                                       -------------------

MEASURING, ANALYZING, & CONTROLLING INSTRUMENTS; PHOTOGRAPHIC, MEDICAL &
    Optical Goods (3.2%)
                                        14,300Medtronic, Inc.                                                     967,930
                                                                                                       -------------------

MISCELLANEOUS RETAIL (1.0%)
                                         9,100Staples, Inc. (a)                                                   317,931
                                                                                                       -------------------

NONDEPOSITORY CREDIT INSTITUTIONS (3.1%)
                                       42,000 MBNA Corp.                                                          952,875
                                                                                                       -------------------

PETROLEUM REFINING & RELATED INDUSTRIES (6.6%)
                                        14,700Exxon Corp.                                                       1,103,418
                                        10,600Mobil Corp.                                                         913,588
                                                                                                       -------------------
                                                                                                                2,017,006
                                                                                                       -------------------

PHARMACEUTICAL PREPARATIONS (1.8%)
                                        10,200American Home Products                                              543,150
                                                                                                       -------------------

SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES (3.5%)
                                        19,400Franklin Resources, Inc.                                            829,350
                                         3,050Merrill Lynch & Co., Inc.                                           228,750
                                                                                                       -------------------
                                                                                                                1,058,100
                                                                                                       -------------------

WATER TRANSPORTATION (2.7%)
                                       23,700 Carnival Corp.                                                      817,650
                                                                                                       -------------------

TOTAL COMMON STOCK (COST $13,973,113)                                                                          30,268,859
                                                                                                       -------------------

Short-Term Investments (1.4%)
                                    429,594   Dreyfus Government Cash Management Fund                             429,594
                                                                                                       -------------------
                                              (cost $429,594)

Total Investments (100.0%)  (cost $14,402,708)                                                               $ 30,698,453
                                                                                                       ===================

(a) Non-income producing security


See Notes to Financial Statements.  6                            FORUM FUNDS (R)

--------------------------------------------------------------------------------
SCHEDULES OF INVESTMENTS (unaudited) (concluded)
NOVEMBER 30, 1998
--------------------------------------------------------------------------------

             SHARES                                SECURITY DESCRIPTION                                        VALUE

-----------------------------------------------
EQUITY INDEX FUND
-----------------------------------------------

              N/A                              Index Portfolio of Core Trust (Delaware)                         $ 8,360,696
                                                                                                        --------------------

TOTAL INVESTMENTS (100.0%)(COST $7,081,500)                                                                     $ 8,360,696
                                                                                                        ====================


-----------------------------------------------
SMALL COMPANY OPPORTUNITIES FUND
-----------------------------------------------

              N/A                              Small Company Value Portfolio of Core Trust (Delaware)               $ 2,095
              N/A                              Small Cap Index Portfolio of Core Trust (Delaware)                     2,153
              N/A                              Small Cap Value Portfolio of Core Trust (Delaware)                     2,848
                                                                                                        --------------------

TOTAL INVESTMENTS(100.0%)(COST $6,946)                                                                              $ 7,096
                                                                                                        ====================


-----------------------------------------------
INTERNATIONAL EQUITY FUND
-----------------------------------------------

              N/A                              International Portfolio of Core Trust (Delaware)                       8,347
                                                                                                        --------------------

TOTAL INVESTMENTS (100.0%)(COST $7,452)                                                                             $ 8,347
                                                                                                        ====================


-----------------------------------------------
EMERGING MARKETS FUND
-----------------------------------------------

              N/A                              Schroder EM Core Portfolio                                           $ 6,192
                                                                                                        --------------------

TOTAL INVESTMENTS (100.0%)(COST $6,201)                                                                             $ 6,193
                                                                                                        ====================

N/A - Equity Index Fund, Small Company Opportunities Fund, International Fund and Emerging Markets Fund invest in interests in Portfolios of Core Trust (Delaware) or Schroder Capital Funds as indicated.





See Notes to Financial Statements.   7                           FORUM FUNDS (R)

--------------------------------------------------------------------------------
STATEMENTS OF ASSETS AND LIABILITIES (unaudited)
NOVEMBER 30, 1998
--------------------------------------------------------------------------------

                                                                                                               SMALL
                                                                 INVESTORS               EQUITY               COMPANY
                                                                  EQUITY                 INDEX             OPPORTUNITIES
                                                                   FUND                   FUND                  FUND
                                                            --------------------   -------------------   -------------------

ASSETS
      Investments (Notes 1 and 2)
        Investments at cost                                        $ 14,402,708           $ 7,081,500               $ 6,946
        Net unrealized appreciation (depreciation)                   16,295,745             1,279,196                   150
                                                            --------------------   -------------------   -------------------
             Total investments at value                              30,698,453             8,360,696                 7,096

      Interest, dividends and other receivables                          34,594                     -                    48
      Receivable for fund shares sold                                         -                   800                     -
      Receivable from administrator (Note 3)                                  -                     -                   680
      Organization costs, net of amortization (Note 2)                    2,753                 2,143                 4,553
                                                            --------------------   -------------------   -------------------
                                                                                                          .
Total Assets                                                         30,735,800             8,363,639                12,377
                                                            --------------------   -------------------   -------------------

LIABILITIES
      Payable to investment adviser (Note 3)                              4,921                     -                     -
      Payable to administrator (Note 3)                                  28,981                     -                     -
      Accrued expenses and other liabilities                             65,487                 1,312                 5,257
                                                            --------------------   -------------------   -------------------

Total Liabilities                                                        99,389                 1,312                 5,257
                                                            --------------------   -------------------   -------------------

NET ASSETS                                                         $ 30,636,411           $ 8,362,327               $ 7,120
                                                            ====================   ===================   ===================

COMPONENTS OF NET ASSETS
      Paid in capital                                              $ 14,330,243           $ 7,080,183               $ 7,920
      Undistributed (distributions in excess of )
        net investment income                                            10,423                69,172                    (8)
      Unrealized appreciation (depreciation) on investments          16,295,745             1,279,196                    (1)
      Accumulated net realized gain (loss)                                    -               (66,224)                 (791)
                                                            --------------------   -------------------   -------------------

NET ASSETS                                                         $ 30,636,411           $ 8,362,327               $ 7,120
                                                            ====================   ===================   ===================

SHARES OF BENEFICIAL INTEREST                                         2,629,069               664,407                   869

NET ASSET VALUE AND
      REDEMPTION PRICE PER SHARE                                        $ 11.65               $ 12.59                $ 8.20

OFFERING PRICE PER SHARE
      (NAV / (1-MAXIMUM SALES LOAD)                                     $ 12.14               $ 13.11                $ 8.54

      MAXIMUM SALES LOAD                                                  4.00%                 4.00%                 4.00%





See Notes to Financial Statements.  8                            FORUM FUNDS (R)

--------------------------------------------------------------------------------
STATEMENTS OF ASSETS AND LIABILITIES (unaudited) (concluded)
NOVEMBER 30, 1998
--------------------------------------------------------------------------------

                                                                       INTERNATIONAL            EMERGING
                                                                           EQUITY               MARKETS
                                                                            FUND                  FUND
                                                                     -------------------   -------------------

ASSETS
      Investments (Notes 1 and 2)
        Investments at cost                                                     $ 7,452               $ 6,201
        Net unrealized appreciation (depreciation)                                  895                    (8)
                                                                     -------------------   -------------------
             Total investments at value                                           8,347                 6,193

      Receivable from administrator (Note 3)                                      1,113                   466
      Organization costs, net of amortization (Note 2)                            5,053                 2,069
                                                                     -------------------   -------------------

Total Assets                                                                     14,513                 8,728
                                                                     -------------------   -------------------

LIABILITIES
      Payable to advisor (Note 3)                                                     -                     -
      Payable to administrator (Note 3)                                               -                     -
      Accrued expenses and other liabilities                                      6,220                 2,548
                                                                     -------------------   -------------------

Total Liabilities                                                                 6,220                 2,548
                                                                     -------------------   -------------------

NET ASSETS                                                                      $ 8,293               $ 6,180
                                                                     ===================   ===================

COMPONENTS OF NET ASSETS
      Paid in capital                                                           $ 7,483               $ 7,500
      Undistributed (distributions in excess of )
        net investment income                                                        90                    55
      Unrealized appreciation (depreciation) on investments                         895                    (8)
      Accumulated net realized gain (loss)                                         (175)               (1,367)
                                                                     -------------------   -------------------

NET ASSETS                                                                      $ 8,293               $ 6,180
                                                                     ===================   ===================

SHARES OF BENEFICIAL INTEREST                                                       737                   763

NET ASSET VALUE AND
      REDEMPTION PRICE PER SHARE                                                $ 11.25                $ 8.10

OFFERING PRICE PER SHARE
      (NAV / (1-MAXIMUM SALES LOAD)                                             $ 11.71                $ 8.44

      MAXIMUM SALES LOAD                                                          4.00%                 4.00%




See Notes to Financial Statements.  9                            FORUM FUNDS (R)

--------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS (unaudited)
FOR THE SIX MONTHS ENDED NOVEMBER 30, 1998
--------------------------------------------------------------------------------

                                                                                                               SMALL
                                                                 INVESTORS               EQUITY               COMPANY
                                                                   EQUITY                INDEX             OPPORTUNITIES
                                                                    FUND                  FUND                  FUND
                                                             -------------------   -------------------   -------------------

INVESTMENT INCOME
     Interest income                                                   $ 12,956               $ 3,350                   $ 7
     Dividend income                                                    150,956                44,223                    24
     Securities lending income                                                -                   805                     1
     Net expenses allocated from Core Portfolios (Note 1)                     -                (5,442)                  (24)
                                                             -------------------   -------------------   -------------------
Total Investment Income                                                 163,912                42,936                     8
                                                             -------------------   -------------------   -------------------

EXPENSES
     Investment advisory (Note 3)                                        94,189                     -                     7
     Management (Note 3)                                                 28,981                 6,079                     6
     Transfer agency (Note 3)                                            42,297                13,641                 6,023
     Custody                                                              3,956                     -                     -
     Accounting (Note 3)                                                 18,000                 6,000                12,000
     Audit                                                                  658                   526                   500
     Legal                                                                3,876                 1,296                   206
     Trustees                                                             1,127                   230                     -
     Reporting                                                           12,783                 3,050                     3
     Compliance                                                          12,000                 6,000                 5,000
     Amortization of organization costs (Note 2)                            340                   264                   526
     Miscellaneous                                                        6,413                    99                    59
                                                             -------------------   -------------------   -------------------
Total Expenses                                                          224,620                37,185                24,330
     Expenses reimbursed and fees waived (Note 4)                       (65,208)              (35,067)              (24,313)
                                                             -------------------   -------------------   -------------------
Net Expenses                                                            159,412                 2,118                    17
                                                             -------------------   -------------------   -------------------

NET INVESTMENT INCOME (LOSS)                                              4,500                40,818                    (9)
                                                             -------------------   -------------------   -------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) FROM
          INVESTMENTS
     Net Realized Gain (Loss) from:
        Securities sold                                               1,841,810                     -                     -
        Investments in Core Portfolios (Note 1)                               -                 7,203                  (789)
        Futures transactions from investments in Core
           Portfolios (Note 1)                                                -               (73,404)                  (14)
                                                             -------------------   -------------------   -------------------
     Net Realized Gain (Loss) from Investments                        1,841,810               (66,201)                 (803)
                                                             -------------------   -------------------   -------------------
     Net Change in Unrealized Appreciation (Depreciation) from:
        Securities                                                    1,404,547                     -                     -
        Investments in Core Portfolios (Note 1)                               -               654,980                   154
        Futures transactions from investments in Core
           Portfolios (Note 1)                                                -                62,341                    (5)
                                                             -------------------   -------------------   -------------------
     Net Change in Unrealized Appreciation (Depreciation) from
           Investments                                                1,404,547               717,321                   149
                                                             -------------------   -------------------   -------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
     INVESTMENTS                                                      3,246,357               651,120                  (654)
                                                             -------------------   -------------------   -------------------

NET INCREASE (DECREASE) IN NET ASSETS
     RESULTING FROM OPERATIONS                                      $ 3,250,857             $ 691,938                $ (663)
                                                             ===================   ===================   ===================



See Notes to Financial Statements.  10                           FORUM FUNDS (R)

--------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS (unaudited) (concluded)
FOR THE SIX MONTHS ENDED NOVEMBER 30, 1998
--------------------------------------------------------------------------------

                                                                       INTERNATIONAL            EMERGING
                                                                           EQUITY                MARKETS
                                                                            FUND                   FUND
                                                                     -------------------   --------------------

INVESTMENT INCOME
     Interest income                                                               $ 32                   $ 28
     Dividend income                                                                 57                     43
     Securities lending income                                                        2                      -
     Net expenses allocated from Core Portfolios (Note 1)                           (28)                   (44)
                                                                     -------------------   --------------------
                                                                                           --------------------
Total Investment Income                                                              63                     27
                                                                     -------------------   --------------------

EXPENSES
     Investment advisory (Note 3)                                                     -                      -
     Management (Note 3)                                                              8                      6
     Transfer agency (Note 3)                                                     6,030                  6,027
     Custody                                                                          -                      -
     Accounting (Note 3)                                                          6,000                  6,000
     Audit                                                                          500                    500
     Legal                                                                            2                    176
     Trustees                                                                         -                      -
     Reporting                                                                        4                      3
     Compliance                                                                   5,000                  5,000
     Amortization of organization costs (Note 2)                                    622                    255
     Miscellaneous                                                                   57                     86
                                                                     -------------------   --------------------
Total Expenses                                                                   18,223                 18,053
     Expenses reimbursed and fees waived (Note 4)                               (18,193)               (18,048)
                                                                     -------------------   --------------------
Net Expenses                                                                         30                      5
                                                                     -------------------   --------------------

NET INVESTMENT INCOME (LOSS)                                                         33                     22
                                                                     -------------------   --------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
     INVESTMENTS
     Net Realized Gain (Loss) from
        Investments in Core Portfolios (Note 1)                                    (164)                (1,517)
        Foreign currency transactions from investments in Core
           Portfolios (Note 1)                                                      (12)                    (7)
                                                                     -------------------   --------------------
     Net Realized Gain (Loss) from Investments                                     (176)                (1,524)
                                                                     -------------------   --------------------
     Net Change in Unrealized Appreciation (Depreciation) from:
        Securities
        Investments in Core Portfolios (Note 1)                                    (432)                   600
        Foreign currency transactions from investments in Core
           Portfolios (Note 1)                                                        7                     (1)
     Net Change in Unrealized Appreciation (Depreciation) from
           Investments                                                             (425)                   599
                                                                     -------------------   --------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
     INVESTMENTS                                                                   (601)                  (925)
                                                                     -------------------   --------------------

NET INCREASE (DECREASE) IN NET ASSETS
     RESULTING FROM OPERATIONS                                                   $ (568)                $ (903)
                                                                     ===================   ====================




See Notes to Financial Statements.  11                           FORUM FUNDS (R)

--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIOD ENDED MAY 31, 1998, AND THE SIX MONTHS ENDED NOVEMBER 30, 1998
--------------------------------------------------------------------------------

                                                                                                              SMALL
                                                         INVESTORS                  EQUITY                   COMPANY
                                                          EQUITY                     INDEX                 OPPORTUNITIES
                                                           FUND                      FUND                      FUND
                                                       -------------------------  ----------------------  ------------------
                                                       -------------------------  ----------------------  ------------------

                                                          Amount       Shares       Amount      Shares    Amount    Shares
NET ASSETS - MAY 31, 1997 (a)                               $ -                       $ -  -                $ -  -           -
                                                       --------------             ------------            --------
                                                       --------------             ------------            --------

OPERATIONS
     Net investment income (loss)                                      5,853                 28,354                   (8)
     Net realized gain (loss) on investments sold                 725,398                          (23)                10
     Net change in unrealized appreciation (depreciation)
          on investments                                           194,080                 561,875                (150)
                                                       --------------             ------------            --------
                                                       --------------             ------------            --------
         Net increase (decrease)  in net assets
            resulting from operations                              925,331                590,206                 (148)
                                                       --------------             ------------            --------
                                                       --------------             ------------            --------

CAPITAL SHARE TRANSACTIONS
     Sale of shares                                             1,706,570    165,127   4,452,945  431,467       5,000       500
     Transactions due to acquisition (Note 6)                 29,163,3122,613,200           -         -         -         -
     Reinvestment of distributions                                 -          -             -         -         -         -
     Redemption of shares                                     (1,704,870) (146,883)          (5,545)   (500)    -         -
                                                       -------------- ----------  ------------ ---------  -------- ---------
                                                       -------------- ----------  ------------ ---------  -------- ---------
         Net increase (decrease) in capital
            transactions                                      29,165,0122,631,444      4,447,400 430,967        5,000       500
                                                       -------------- ==========  ------------ =========  -------- =========
                                                       -------------- ==========  ------------ =========  -------- =========
     Net increase (decrease) in net assets                  30,090,343                 5,037,606                4,852
                                                       --------------             ------------            --------
                                                       --------------             ------------            --------

NET ASSETS - MAY 31, 1998 (Including line (A))              30,090,343                 5,037,606                4,852
                                                       --------------             ------------            --------
                                                       --------------             ------------            --------

OPERATIONS
     Net investment income (loss)                              4,500                   40,818                  (9)
     Net realized gain (loss) on investments sold          1,841,810                  (66,201)               (803)
     Net change in unrealized appreciation (depreciation)
          on investments                                   1,404,547                  717,321                 149
                                                       --------------             ------------            --------
                                                       --------------             ------------            --------
         Net increase (decrease)  in net assets
         resulting from operations                         3,250,857                  691,938                (663)
                                                       --------------             ------------            --------
                                                       --------------             ------------            --------

DISTRIBUTIONS TO SHAREHOLDERS FROM
     Net realized gain on investments                     (2,567,208)                       -                   -
                                                       --------------             ------------            --------
                                                       --------------             ------------            --------

CAPITAL SHARE TRANSACTIONS
     Sale of shares                                          947,527     81,753     2,700,053   239,331     3,074       388
     Reinvestment of distributions                         2,414,394    216,927             -         -         -         -
     Redemption of shares                                 (3,499,502)  (301,055)      (67,270)   (5,891)     (143)      (19)
                                                       -------------- ----------  ------------ ------------------- ---------
                                                       -------------- ----------  ------------ ------------------- ---------
         Net increase (decrease) in capital
            transactions                                    (137,581)    (2,375)    2,632,783   233,440     2,931       369
                                                       -------------- ==========  ------------ =========  -------- =========
                                                       -------------- ==========  ------------ =========  -------- =========
     Net increase (decrease) in net assets                   546,068                3,324,721               2,268
                                                       --------------             ------------            --------
                                                       --------------             ------------            --------

NET ASSETS - NOVEMBER 30, 1998 (Including line (B))     $ 30,636,411  (b)         $ 8,362,327  (b)        $ 7,120  (b)
                                                       ==============             ============            ========
                                                       ==============             ============            ========
(A)  Accumulated undistributed net investment income
        (distributions in excess of) May 31, 1998         $ 5,923                  $   28,354                  (8)
                                                       ==============             ============            ========
                                                       ==============             ============            ========
(B) Accumulated undistributed net investment income
        (distributions in excess of) November 30, 1998      $ 10,423                 $ 69,172                $ (8)
                                                       ==============             ============            ========
                                                       ==============             ============            ========

(a)  See Notes to Financial Statements for commencement of operations.
(b)  Unaudited.

See Notes to Financial Statements.  12                           FORUM FUNDS (R)

--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS (concluded)
FOR THE PERIOD ENDED MAY 31, 1998, AND THE SIX MONTHS ENDED NOVEMBER 30, 1998
--------------------------------------------------------------------------------

                                                                     INTERNATIONAL         EMERGING
                                                                   EQUITY                  MARKETS
                                                                    FUND                     FUND
                                                                 -----------------------  ------------------------
                                                                 -----------------------  ------------------------

                                                                   Amount       Shares      Amount       Shares

NET ASSETS - MAY 31, 1997 (a)                                            $ -                     $ -
                                                                 ------------             -----------
                                                                 ------------             -----------

OPERATIONS
     Net investment income (loss)                                         33                              33
     Net realized gain (loss) on investments sold                          9                             157
     Net change in unrealized appreciation (depreciation) on
          investments                                                  1,319                          (607)
                                                                 ------------             -----------
                                                                 ------------             -----------
         Net increase (decrease) in net assets resulting from
             operations                                                1,361                           (417)
                                                                 ------------             -----------
                                                                 ------------             -----------

CAPITAL SHARE TRANSACTIONS
     Sale of shares                                                    7,500            737         7,500          763
     Transactions due to acquisition (Note 6)                              -          -            - #          -
     Reinvestment of distributions                                         -          -            - #          -
     Redemption of shares                                                  -          -            -            -
                                                                 ------------  ---------  -----------  -----------
                                                                 ------------  =========  -----------  ===========
         Net increase (decrease) in capital transactions               7,500            737         7,500          763
                                                                 ------------  =========  -----------  ===========
                                                                 ------------  =========  -----------  ===========
     Net increase (decrease) in net assets                             8,861                        7,083
                                                                 ------------             -----------
                                                                 ------------             -----------

NET ASSETS - MAY 31,1998 (Including line (A))                          8,861                        7,083
                                                                 ------------             -----------
                                                                 ------------             -----------

OPERATIONS
     Net investment income (loss)                                         33                      22
     Net realized gain (loss) on investments sold                       (176)                 (1,524)
     Net change in unrealized appreciation (depreciation) on
          investments                                                   (425)                    599
                                                                 ------------             -----------
                                                                 ------------             -----------
         Net increase (decrease) in net assets resulting from
             operations                                                 (568)                   (903)
                                                                 ------------             -----------
                                                                 ------------             -----------

CAPITAL SHARE TRANSACTIONS
     Sale of shares                                                        -          -            -            -
     Transactions due to acquisition (Note 6)                              -          -            -            -
     Reinvestment of distributions                                         -          -            -            -
     Redemption of shares                                                  -          -            -            -
                                                                 ------------  ---------  -----------  -----------
                                                                 ------------  =========  -----------  ===========
         Net increase (decrease) in capital transactions                   -          -            -            -
                                                                 ------------  =========  -----------  ===========
                                                                 ------------  =========  -----------  ===========
     Net increase (decrease) in net assets                              (568)                   (903)
                                                                 ------------             -----------
                                                                 ------------             -----------

NET ASSETS - NOVEMBER 30, 1998 (Including line (B))                  $ 8,293  (b)            $ 6,180  (b)
                                                                 ============             ===========
                                                                 ============             ===========
(A)  Accumulated undistributed net investment income
        (distributions in excess of) May 31, 1998                       $ 33                 $ 33                  33
                                                                 ============             ===========
                                                                 ============             ===========
(B) Accumulated undistributed net investment income
        (distributions in excess of) November 30, 1998                  $ 90                    $ 55
                                                                 ============             ===========
                                                                 ============             ===========

(a)  See Notes to Financial Statements for commencement of operations.
(b)  Unaudited.





See Notes to Financial Statements.  13                           FORUM FUNDS (R)

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


Selected per share data for a share outstanding throughout each period:

                                                          INVESTORS                          EQUITY
                                                           EQUITY                            INDEX
                                                            FUND                              FUND
                                                ------------------------------    ------------------------------    -
                                                  Six Months                        Six Months
                                                     Ended           Period            Ended           Period
                                                 November 30,     Ended May,31     November 30,      Ended May,31
                                                 1998 (unaudited)   1998 (a)       1998 (unaudited)   1998 (a)      1
                                                 ---------------- ------------     ----------------  ------------   -
Net Asset Value Per Share, Beginning
           of Period                                    $11.43          $10.00            $11.69          $10.00
                                                 ---------------- ------------     ----------------  ------------   -
Investment Operations
     Net Investment Income (Loss)                            -               -              0.04 (b)        0.07 (b)
     Net Realized and Unrealized Gain (Loss)
          on Investments                                  1.28            1.43              0.86            1.62
                                                 ---------------- ------------     ----------------  ------------   -
Total from Investment Operations                          1.28            1.43              0.90            1.69
                                                 ---------------- ------------     ----------------  ------------   -
Distributions From Net Realized Gain (Loss)
           on Investments                                (1.06)              -                 -               -
                                                 ---------------- ------------     ----------------  ------------   -
Net Asset Value Per Share, End of Period                $11.65          $11.43            $12.59          $11.69
                                                 ================ ============     ================  ============   =
Total Return (c)                                        11.63%          14.30%             7.70%          16.90%

Ratio/Supplementary Data
Net Assets at End of Period (000's omitted)            $30,636         $30,090            $8,362          $5,038
Ratios to Average Net Assets:
    Expenses including reimbursement/
             waiver of fees (d)                          1.10%           1.10%             0.25% (b)       0.25% (b)
    Expenses excluding reimbursement/
             waiver of fees (d)                          1.55%           2.09%             1.45% (b)       2.25% (b)
    Net investment income (loss) including
           reimbursement/waiver of fees(d)               0.03%           0.09%             1.34% (b)       1.41% (b)
Portfolio turnover rate                                  4.69%          11.35%             2.45% (e)       6.68% (e)




          SMALL
         COMPANY
      OPPORTUNITIES
           FUND
-----------------------------
 Six Months
   Ended           Period
November 30,     Ended May,31
998 (unaudited)   1998 (a)
-----------------------------

        $9.70         $10.00
---------------  ------------

            -          (0.01)(b)

        (1.50)         (0.29)
---------------  ------------
        (1.50)         (0.30)
---------------  ------------

            -              -
---------------  ------------
        $8.20          $9.70
===============  ============
      (15.46%)        (3.00%)


           $7             $5


        1.49% (b)      1.87% (b)

      887.90% (b)  1,836.34% (b)

       (0.29%)(b)     (0.93%)(b)
          N/A (f)        N/A (f)


(a)  See Note 1 of financial statements for commencement of operations.
(b) Includes the Fund's proportionate share of income and expenses of the Portfolio.
(c) Total return calculations do not include sales charge and would have been lower had certain expenses not been waived or reimbursed during the period shown (Note 4).
(d)  Annualized.
(e) Information presented is that of the Portfolio in which the Fund invests (Note 1).
(f) Investment securities were not held directly due to investment in Core Portfolios (Note 1). Rate is not applicable as the Fund invested in more than one Core Portfolio.






See Notes to Financial Statements.  14                           FORUM FUNDS (R)

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (concluded)
--------------------------------------------------------------------------------


Selected per share data and ratios for a share outstanding throughout each period:

                                                                                    INTERNATIONAL
                                                                                       EQUITY
                                                                                       FUND(a)
                                                                           ---------------------------------
                                                                              Six Months
                                                                                Ended              Period
                                                                             November 30,       Ended May,31
                                                                           1998 (unaudited)       1998 (a)
                                                                           -----------------    -------------

Net Asset Value Per Share, Beginning  of Period                                       $12.02           $10.00
                                                                           -----------------    -------------
Investment Operations
     Net Investment Income (Loss) (b)                                                   0.04             0.04
     Net Realized and Unrealized Gain (Loss) on Investments                            (0.81)            1.98
                                                                           -----------------    -------------
Total from Investment Operations                                                       (0.77)            2.02
                                                                           -----------------    -------------
Distributions From Net Realized Gain (Loss) on Investments                                 -                -
                                                                           -----------------    -------------
Net Asset Value Per Share, End of Period                                              $11.25           $12.02
                                                                           =================    ==============
Total Return (c)                                                                      (6.41%)          20.20%

Ratio/Supplementary Data
Net Assets at End of Period (000's omitted)                                               $8               $9
Ratios to Average Net Assets:
    Expenses including reimbursement/waiver of fees (b) (d)                            1.40%            1.36%
    Expenses excluding reimbursement/waiver of fees (b) (d)                          439.53%          675.46%
    Net investment income (loss) including reimbursement/
            waiver of fees (b) (d)                                                     0.79%            0.98%
Portfolio turnover rate (e)                                                           51.34%           36.96%

               EMERGING
               MARKETS
               FUND(a)
   -----------------------------------
      Six Months
        Ended               Period
     November 30,        Ended May,31
   1998 (unaudited)        1998 (a)
   -----------------     -------------

               $9.28            $10.00
   -----------------     -------------

                0.03              0.04
               (1.21)            (0.76)
   -----------------     -------------
               (1.18)            (0.72)
   -----------------     -------------
                   -                 -
   -----------------     -------------
               $8.10             $9.28
   =================     ==============
             (12.72%)           (7.20%)


                  $6                $7

               1.63%             1.69%
             605.33%           602.84%

               0.73%             1.05%
              75.15%            20.09%



(a)  See Note 1 of financial statements for commencement of operations.
(b) Includes the Fund's proportionate share of income and expenses of the Portfolio.
(c) Total return calculations do not include sales charge and would have been lower had certain expensesnot been waived or reimbursed during the period shown (Note 4).
(d)  Annualized.
(e) Information presented is that of the Portfolio in which the Fund invests (Note 1).


See Notes to Financial Statements.  15                           FORUM FUNDS (R)

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (unaudited)
NOVEMBER 30, 1998
--------------------------------------------------------------------------------

NOTE 1.  SUMMARY OF ORGANIZATION

Forum Funds(R) (the "Trust") is an open-end, management investment company organized as a Delaware business trust. The Trust currently has twenty-three active investment portfolios. These financial statements relate to Investors Equity Fund, Equity Index Fund, Small Company Opportunities Fund, International Equity Fund and Emerging Markets Fund individually a "Fund", and collectively, "the Funds"), each of which is a diversified portfolio, with the exception of Emerging Markets Fund. Under its Trust Instrument, the Trust is authorized to issue an unlimited number of shares of beneficial interest without par value. Commencement of operations for each Fund was as follows:

      Investors Equity Fund                             December 17, 1997
      Equity Index Fund                                 December 24, 1997
      Small Company Opportunities Fund                     March 31, 1998
      International Equity Fund                         December 24, 1997
      Emerging Markets Fund                             December 24, 1997

MASTER FEEDER/FUND OF FUNDS ARRANGEMENT - EQUITY INDEX FUND AND INTERNATIONAL EQUITY FUND EACH SEEK TO ACHIEVE ITS INVEStment objective by investing all its investable assets in a separate portfolio of Core Trust (Delaware) ("Core Trust"), a registered, open-end management investment company, that has the same investment objective and substantially similar investment policies as the Fund. Emerging Markets Fund seeks to achieve its investment objective by investing all of its investable assets in Schroder EM Core Portfolio, a separate non-diversified portfolio of Schroder Capital Funds ("Schroder Core"), a registered, open-end management investment company. This is commonly referred to as a master-feeder arrangement. Small Company Opportunities Fund seeks to achieve its investment objective by investing all or part of its assets in two or more portfolios of Core Trust. This is commonly referred to as a fund of funds arrangement. Each Core Trust and Schroder Core portfolio (each a "Core Portfolio", and collectively, "the Core Portfolios") directly acquire portfolio securities and a Fund investing in the Portfolio acquires an indirect interest in those securities. The Funds account for their investment in a Portfolio as a partnership investments and record daily their share of the Core Portfolio's income, expenses, realized and unrealized gain and loss.

The following percentages represent each Fund's ownership interests in the respective Portfolios as of November 30, 1998:

                                                       SMALL COMPANY
                                        EQUITY INDEX   OPPORTUNITIES    INTERNATIONAL      EMERGING
                                            FUND            FUND         EQUITY FUND     MARKETS FUND
                                            ----            ----         -----------     ------------
Index Portfolio                            0.551%             -               -                -
Small Company Value Portfolio                 -            0.001%             -                -
Small Cap Index Portfolio                     -            0.002%             -                -
Small Cap Value Portfolio                     -            0.003%             -                -
International Portfolio                       -               -             0.001%             -
Schroder EM Core Portfolio                    -               -               -             0.054%


The financial statements of the Core Portfolios, including the schedules of investments, accompany this report, and should be read in conjunction with the Funds' financial statements.




                                       16                        FORUM FUNDS (R)

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)
NOVEMBER 30, 1998
--------------------------------------------------------------------------------

NOTE 2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

These financial statements are prepared in accordance with generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the fiscal period. Actual results could differ from those estimates.

The following represent significant accounting policies of the Funds:

Security Valuation - The Trust determines the net asset value per share of each Fund as of the close of the regular trading day on the New York Stock Exchange, on each Fund business day. Securities, other than short-term, held by Investors Equity Fund for which market quotations are readily available are valued using the last reported sales price provided by independent pricing services. If no sales are reported, the mean of the last bid and asked price is used. In the absence of readily available market quotations, securities are valued at fair value as determined by the Board of Trustees. Securities with a maturity of 60 days or less held by Investors Equity Fund are valued at amortized cost. Equity Index Fund, Small Company Opportunities Fund, International Equity Fund, and Emerging Markets Fund record their investments in the Core Portfolios in which they invest at value. The valuation of securities held in the Core Portfolios is discussed in the Notes to the Financial Statements of Core Trust and Schroder Core, which accompany this report.

REPURCHASE AGREEMENTS - Investors Equity Fund may invest in repurchase agreements. The Fund, through its custodian, receives delivery of the underlying securities, whose market value must always equal or exceed the repurchase price. The investment adviser is responsible for determining the value of the underlying securities at all times. In the event of default, the Fund may have difficulties with the disposition of such securities.

INTEREST AND DIVIDEND INCOME - Interest income for Investors Equity Fund is accrued as earned. Dividends on securities held by the Fund are recorded on the ex-dividend date. Equity Index Fund, Small Company Opportunities Fund, International Equity Fund, and Emerging Markets Fund record daily their pro rata share of the Core Portfolios' net investment income in which they invest.

DISTRIBUTIONS TO SHAREHOLDERS - Distributions of net investment income to shareholders are declared and paid annually by all Funds. Net capital gains, if any, are distributed to shareholders at least annually. Distributions are based on amounts calculated in accordance with applicable income tax regulations.

ORGANIZATION COSTS - The costs incurred by the Funds in connection with their organization and registration of shares have been capitalized and are being amortized using the straight line method over a five-year period, beginning with the commencement of the Funds' operations.

FEDERAL TAXES - Each Fund intends to qualify, and continue to qualify, each year as a regulated investment company and distribute all its taxable income. In addition, by distributing in each calendar year substantially all its net investment income, capital gains and certain other amounts, if any, each Fund will not be subject to a federal excise tax. Therefore, no federal income or excise tax provision is required.

EXPENSE ALLOCATION - The Trust accounts separately for the assets and liabilities and operations of each Fund. Expenses that are directly attributable to more than one Fund are allocated among the respective Funds. In addition, Equity Index Fund, Small Company Opportunities Fund, International Equity Fund, and Emerging Markets Fund record daily their pro rata share of the expenses of the Core Portfolios in which they invest.



                                       17                        FORUM FUNDS (R)

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
NOVEMBER 30, 1998 (continued)
--------------------------------------------------------------------------------

Realized Gain and Loss - Security transactions for Investor's Equity Fund are recorded on a trade date basis. Realized gain and loss on investments sold are recorded on the basis of identified cost for both financial statement and federal income tax purposes. Each of Equity Index Fund, Small Company Opportunities Fund, International Equity Fund, and Emerging Markets Fund record daily their pro rata share of the Core Portfolios' realized and unrealized gain and loss in which they invest.

NOTE 3.  ADVISORY FEES, SERVICING FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser - The investment adviser for Investors Equity Fund is H.M. Payson & Co. ("Payson"). Payson receives an advisory fee at an annual rate of 0.65% of the Fund's average daily net assets. Payson has entered into an investment sub-advisory agreement with Peoples Heritage Bank ("Peoples") to exercise certain investment discretion over the assets (or a portion of assets) of the Fund. Payson pays a fee to Peoples at an annual rate of 0.25% of the Fund's average daily net assets for its sub-advisory services.

The investment adviser for Index Portfolio, the Core Trust portfolio in which Equity Index Fund invests, is Norwest Investment Management, Inc. ("Norwest"), an indirect subsidiary of Norwest Bank Minnesota, N.A. ("Norwest Bank"). Norwest Bank is a subsidiary of Wells Fargo & Company, a national bank holding company. Norwest receives an advisory fee at an annual rate of 0.15% of the Portfolio's average daily net assets. Equity Index Fund pays a pro rata portion of the advisory fees incurred by Index Portfolio. The investment advisor for Small Company Opportunities Fund is Forum Investment Advisors, LLC ("FIA"). FIA receives an advisory fee of 0.25% of the Fund's average daily net assets. Small Company Opportunities Fund also pays a pro rata portion of the advisory fees incurred by the Core Trust Portfolios in which it invests.

The investment adviser for International Portfolio and Schroder EM Core Portfolio, the Core Trust Portfolio and Schroder Core Portfolio in which International Equity Fund and Emerging Markets Fund, respectively, invest is Schroder Capital Management International Inc. ("SCMI"). SCMI receives an advisory fee of 0.45% and 1.00% of the average daily net assets of International Portfolio and Schroder EM Core Portfolio, respectively. International Equity Fund and Emerging Markets Fund, respectively, pay a pro rata portion of the advisory fees incurred by International Portfolio and Schroder EM Core Portfolio.

ADMINISTRATOR - The manager of the Trust, Forum Administrative Services, LLC ("FAdS"), receives a management fee for its services to the Trust at an annual rate of 0.20% of the average daily net assets of each Fund

TRANSFER AGENT - Forum Shareholder Services, LLC ("FSS") serves as the Funds' transfer agent and dividend disbursing agent. For those services, FSS receives an annual fee of $12,000, plus 0.25% of the average daily net assets of each Fund, and an annual shareholder account fee of $18 per shareholder account.

DISTRIBUTOR - Forum Financial Services, Inc. ("FFSI"), a registered broker-dealer and a member of the National Association of Securities Dealers, Inc., acts as the Funds' distributor. For its services, FFSI receives, and may reallocate to certain financial institutions, the sales charge paid by purchasers of a Fund's shares.

OTHER SERVICE PROVIDERS - Forum Accounting Services, LLC ("FAcS") provides portfolio accounting services to each Fund. FAcS is compensated for such services at an amount of $36,000 per year for Investors Equity Fund, plus certain amounts based upon the number and types of portfolio transactions within the Fund. FAcS is compensated $12,000 annually for each of Equity Index Fund, International Equity Fund and Emerging Markets Fund. For Small Company Opportunities Fund, FAcS receives $24,000 per year for its services.



                                       18                        FORUM FUNDS (R)

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (unaudited) (concluded)
NOVEMBER 30, 1998
--------------------------------------------------------------------------------

NOTE 4.  WAIVER OF FEES AND REIMBURSEMENT OF EXPENSES

FSS, FIA, FAdS and Payson have voluntarily undertaken to waive a portion of their fees and assume certain expenses of the Funds so that total expenses of the Funds would not exceed a certain limitation. FSS, FIA, FadS, FAcS and Payson, at their discretion, may revise or discontinue the voluntary waivers. For the six months ended November 30, 1998, expenses reimbursed and fees waived were as follows:

                                                                                                                 TOTAL
                                                                                                                EXPENSES
                                                                                                               REIMBURSED
                                           EXPENSES                                                             AND FEES
                                         REIMBURSED                            FEES WAIVED                       WAIVED
                                         ----------   ----------------------------------------------------     ----------
                                            FAdS          FSS      FIA       FAdS      FAcS      PAYSON
                                            ----          ---      ---       ----      ----      ------
Investors Equity Fund                    $     -       $      -    $   -    $     -  $     -    $  65,208       $ 65,208
Equity Index Fund                           9,434        13,554               6,079    6,000         -            35,067
Small Company Opportunities Fund            6,277         6,023        7          6   12,000         -            24,313
                                            6,155         6,030                   8    6,000         -            18,193
International Equity Fund                   6,015         6,027                   6    6,000         -            18,048
Emerging Markets Fund


NOTE 5.  SECURITY TRANSACTIONS

The cost of purchases and proceeds from sales of securities (including maturities) of portfolio securities (excluding short-term investments) held by Investors Equity Fund were $1,333,710 and $3,976,060, respectively, during the six months ended November 30, 1998. Refer to the individual, appropriate Core Portfolio financial statements for disclosure of the purchases and sales figures for the Core Portfolios in which Equity Index Fund, Small Company Opportunities Fund, International Equity Fund and Emerging Markets Fund invests.

For federal income tax purposes, the tax basis of investment securities owned as of November 30, 1998 were the same as for financial reporting purposes. The aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost, and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value for Investors Equity Fund were $16,355,440 and $59,695, respectively, for a net unrealized appreciation of $16,295,745. For Equity Index Fund, Small Company Opportunities Fund, International Equity Fund and Emerging Markets Fund, refer to the individual, appropriate Core Portfolio financial statements for disclosure of these unrealized appreciation and depreciation figures.

NOTE 6.  ACQUISITION OF FUNDS

As of March 16, 1998, Investors Equity Fund acquired all the net assets of the Bank of New Hampshire CTF Balanced Fund's equity segment ("acquired fund"). The net assets, unrealized gain and shares associated with the acquired fund immediately prior to acquisition were $29,163,311, $14,697,118 and 2,613,199.95, respectively.

The net assets of Investors Equity Fund immediately after the acquisition were $30,683,052.

                 (This page has been left blank intentionally.)

                               SEMI-ANNUAL REPORT

                               NOVEMBER 30, 1998

                            STABLE INCOME PORTFOLIO
                         MANAGED FIXED INCOME PORTFOLIO
                         POSITIVE RETURN BOND PORTFOLIO
                         STRATEGIC VALUE BOND PORTFOLIO
                                INDEX PORTFOLIO
                            INCOME EQUITY PORTFOLIO
                          DISCIPLINED GROWTH PORTFOLIO
                         LARGE COMPANY GROWTH PORTFOLIO
                           SMALL CAP INDEX PORTFOLIO
                         SMALL COMPANY STOCK PORTFOLIO
                           SMALL CAP VALUE PORTFOLIO
                         SMALL COMPANY VALUE PORTFOLIO
                         SMALL COMPANY GROWTH PORTFOLIO
                            INTERNATIONAL PORTFOLIO

                             CORE TRUST (DELAWARE)

 STATEMENTS OF ASSETS AND LIABILITIES (UNAUDITED)

--------------------------------------------------------------------------------

                                                                                      STRATEGIC
                                    STABLE        MANAGED FIXED      POSITIVE           VALUE
                                    INCOME           INCOME         RETURN BOND         BOND              INDEX
                                   PORTFOLIO        PORTFOLIO        PORTFOLIO        PORTFOLIO         PORTFOLIO
                                 -------------    -------------    -------------    -------------    ---------------
ASSETS
 Investments (Note 2)
   Investments at cost........   $ 266,112,142    $353,394,793     $184,565,157     $ 234,240,033    $   881,201,994
   Repurchase agreements at
       cost...................      27,006,503      26,947,260       43,463,734         8,001,860         36,086,650
   Net unrealized appreciation
       (depreciation).........       1,584,752       7,561,558       23,546,724         4,950,014        599,043,722
                                 -------------    -------------    -------------    -------------    ---------------
 TOTAL INVESTMENTS AT VALUE...     294,703,397     387,903,611      251,575,615       247,191,907      1,516,332,366
 Collateral for securities
     loaned (Notes 2 and 7)...      28,690,729      52,870,805       99,616,817        20,693,480        212,630,689
 Cash.........................          37,601               -                -                 -              2,336
 Receivable for investments
     sold.....................               -               -                -                 -                  -
 Receivable for dividends,
     interest other
     receivables..............       3,324,980       4,713,668        2,462,968         3,346,361          2,153,187
 Organization costs, net of
     amortization (Note 2)....           7,835           7,782            7,782                 -              5,785
                                 -------------    -------------    -------------    -------------    ---------------
TOTAL ASSETS..................     326,764,542     445,495,866      353,663,182       271,231,748      1,731,124,363
                                 -------------    -------------    -------------    -------------    ---------------
LIABILITIES
 Payable to custodian for
     account overdraft (Note
     3).......................               -               -                -                 -                  -
 Payable for investments
     purchased................       5,000,000      14,263,314                -         5,806,420                  -
 Payable for securities loaned
     (Notes 2 and 7)..........      28,690,729      52,870,805       99,616,817        20,693,480        212,630,689
 Payable for daily variation
     margin on financial
     futures contracts (Note
     2).......................               -               -                -                 -          1,150,725
 Payable for forward foreign
     currency contracts.......               -               -                -                 -                  -
 Payable to custodian (Note
     3).......................           3,598           4,144            3,173             3,172             13,531
 Payable to investment adviser
     (Note 3).................          70,968         101,886           67,901            96,945            184,479
 Payable to administrator
     (Note 3).................           3,730               -                -                 -                  -
 Accrued expenses and other
     liabilities..............           2,095           2,953            3,583             1,602                  -
                                 -------------    -------------    -------------    -------------    ---------------
TOTAL LIABILITIES.............      33,771,120      67,243,102       99,691,474        26,601,619        213,979,424
                                 -------------    -------------    -------------    -------------    ---------------
NET ASSETS....................   $ 292,993,422    $378,252,764     $253,971,708     $ 244,630,129    $ 1,517,144,939
                                 -------------    -------------    -------------    -------------    ---------------
                                 -------------    -------------    -------------    -------------    ---------------

See Notes to Financial Statements

                                                           CORE TRUST (DELAWARE)

                                                               NOVEMBER 30, 1998

--------------------------------------------------------------------------------

                                                                LARGE             SMALL            SMALL            SMALL
                           INCOME          DISCIPLINED         COMPANY             CAP            COMPANY            CAP
                           EQUITY            GROWTH            GROWTH             INDEX            STOCK            VALUE
                          PORTFOLIO         PORTFOLIO         PORTFOLIO         PORTFOLIO        PORTFOLIO        PORTFOLIO
                       ---------------    -------------    ---------------    -------------    -------------    -------------
ASSETS
 Investments (Note
     2)
   Investments at
       cost.........   $ 1,206,600,344    $ 149,199,229    $   544,006,186    $ 135,576,333    $ 139,679,668    $  97,945,170
   Repurchase
       agreements at
       cost.........        60,475,583        3,427,716                  -        4,810,392       15,309,274        6,586,078
   Net unrealized
       appreciation
   (depreciation)...       832,165,204       17,763,435        667,201,795      (19,335,896)      11,275,443        3,993,836
                       ---------------    -------------    ---------------    -------------    -------------    -------------
 TOTAL INVESTMENTS
     AT VALUE.......     2,099,241,131      170,390,380      1,211,207,981      121,050,829      166,264,385      108,525,084
 Collateral for
     securities
     loaned (Notes 2
     and 7).........       112,455,035       17,094,284        179,284,965       15,017,870       23,914,694       25,598,858
 Cash...............                 -                -                  -          583,875                -                -
 Receivable for
     investments
     sold...........                 -                -          4,584,738                -                -           62,165
 Receivable for
     dividends,
     interest other
     receivables....         5,961,093          102,814            296,144           69,623           90,658           44,844
 Organization costs,
     net of
     amortization
     (Note 2).......            10,359                -             10,223                -            2,091                -
                       ---------------    -------------    ---------------    -------------    -------------    -------------
TOTAL ASSETS........     2,217,667,618      187,587,478      1,395,384,051      136,722,197      190,271,828      134,230,951
                       ---------------    -------------    ---------------    -------------    -------------    -------------
LIABILITIES
 Payable to
     custodian for
     account
     overdraft (Note
     3).............                 -                -          3,598,482                -                -                -
 Payable for
     investments
     purchased......                 -                -                  -                -          976,928        1,049,532
 Payable for
     securities
     loaned (Notes 2
     and 7).........       112,455,035       17,094,284        179,284,965       15,017,870       23,914,694       25,598,858
 Payable for daily
     variation
     margin on
     financial
     futures
     contracts (Note
     2).............                 -                -                  -           93,325                -                -
 Payable for forward
     foreign
     currency
     contracts......                 -                -                  -                -                -                -
 Payable to
     custodian (Note
     3).............            18,371            2,517             10,957            1,886            2,460            1,708
 Payable to
     investment
     adviser (Note
     3).............           856,867          126,350            632,059           24,592          122,945           82,154
 Payable to
     administrator
     (Note 3).......            40,286            5,238             31,866                -                -            2,755
 Accrued expenses
     and other
     liabilities....                 -            4,787                  -                -            4,473            3,746
                       ---------------    -------------    ---------------    -------------    -------------    -------------
TOTAL LIABILITIES...       113,370,559       17,233,176        183,558,329       15,137,673       25,021,500       26,738,753
                       ---------------    -------------    ---------------    -------------    -------------    -------------
NET ASSETS..........   $ 2,104,297,059    $ 170,354,302    $ 1,211,825,722    $ 121,584,524    $ 165,250,328    $ 107,492,198
                       ---------------    -------------    ---------------    -------------    -------------    -------------
                       ---------------    -------------    ---------------    -------------    -------------    -------------


                          SMALL            SMALL
                         COMPANY          COMPANY
                          VALUE           GROWTH         INTERNATIONAL
                        PORTFOLIO        PORTFOLIO         PORTFOLIO
                      -------------    -------------    ---------------
ASSETS
 Investments (Note
     2)
   Investments at
       cost.........  $ 138,105,468    $ 581,901,337    $  847,379,560
   Repurchase
       agreements at
       cost.........      6,562,787       50,292,318                 -
   Net unrealized
       appreciation
   (depreciation)...     (4,414,339)      99,082,760       100,505,508
                      -------------    -------------    ---------------
 TOTAL INVESTMENTS
     AT VALUE.......    140,253,916      731,276,415       947,885,068
 Collateral for
     securities
     loaned (Notes 2
     and 7).........      8,550,252                -        59,013,222
 Cash...............              -                -                 -
 Receivable for
     investments
     sold...........        195,969        3,093,723            60,086
 Receivable for
     dividends,
     interest other
     receivables....        132,539          118,227         2,518,616
 Organization costs,
     net of
     amortization
     (Note 2).......          1,924            1,951             5,785
                      -------------    -------------    ---------------
TOTAL ASSETS........    149,134,600      734,490,316     1,009,482,777
                      -------------    -------------    ---------------
LIABILITIES
 Payable to
     custodian for
     account
     overdraft (Note
     3).............              -                -        43,404,893
 Payable for
     investments
     purchased......         48,479        1,545,064        10,754,904
 Payable for
     securities
     loaned (Notes 2
     and 7).........      8,550,252                -        59,013,222
 Payable for daily
     variation
     margin on
     financial
     futures
     contracts (Note
     2).............              -                -                 -
 Payable for forward
     foreign
     currency
     contracts......              -                -         3,237,845
 Payable to
     custodian (Note
     3).............          2,133            7,194            46,303
 Payable to
     investment
     adviser (Note
     3).............        103,347          536,463           318,281
 Payable to
     administrator
     (Note 3).......              -           28,938           108,344
 Accrued expenses
     and other
     liabilities....          9,619                -            12,368
                      -------------    -------------    ---------------
TOTAL LIABILITIES...      8,713,830        2,117,659       116,896,160
                      -------------    -------------    ---------------
NET ASSETS..........  $ 140,420,770    $ 732,372,657    $  892,586,617
                      -------------    -------------    ---------------
                      -------------    -------------    ---------------

                                                           CORE TRUST (DELAWARE)

 STATEMENTS OF OPERATIONS (UNAUDITED)

--------------------------------------------------------------------------------

                                                  MANAGED
                                   STABLE          FIXED          POSITIVE       STRATEGIC
                                   INCOME          INCOME       RETURN BOND      VALUE BOND         INDEX
                                  PORTFOLIO      PORTFOLIO       PORTFOLIO       PORTFOLIO        PORTFOLIO
                                 -----------    ------------    ------------    ------------    -------------
INVESTMENT INCOME
 Dividend income..............   $        -     $         -     $         -     $         -     $  10,196,955
 Interest income..............    8,049,670      11,621,105       6,537,633       7,815,289           796,005
 Securities lending income
     (Note 2).................       23,816          14,828          61,767           9,794           190,136
                                 -----------    ------------    ------------    ------------    -------------
TOTAL INVESTMENT INCOME.......    8,073,486      11,635,933       6,599,400       7,825,083        11,183,096
                                 -----------    ------------    ------------    ------------    -------------
EXPENSES
 Advisory (Note 3)............      412,434         610,527         407,428         598,832         1,058,572
 Administration (Note 3)......       68,739          87,218          58,204          59,883           352,857
 Custody (Note 3).............       21,268          24,964          19,161          19,497            78,092
 Accounting (Note 3)..........       44,000          41,000          27,000          38,000            75,000
 Legal........................          358             464             310             323             1,875
 Audit........................        9,427           9,919           8,899           7,750            21,311
 Trustees.....................          378             482             321             334             1,921
 Amortization of organization
     costs (Note 2)...........        1,116           1,110           1,110               -             3,036
 Miscellaneous................        4,647           5,096           1,048           1,473            27,046
                                 -----------    ------------    ------------    ------------    -------------
TOTAL EXPENSES................      562,367         780,780         523,481         726,092         1,619,710
  Fees waived (Note 4)........      (65,009)        (87,218)        (58,204)        (59,883)         (352,857)
                                 -----------    ------------    ------------    ------------    -------------
NET EXPENSES..................      497,358         693,562         465,277         666,209         1,266,853
                                 -----------    ------------    ------------    ------------    -------------
NET INVESTMENT INCOME
    (LOSS)....................    7,576,128      10,942,371       6,134,123       7,158,874         9,916,243
                                 -----------    ------------    ------------    ------------    -------------
NET REALIZED AND UNREALIZED
    GAIN (LOSS) ON INVESTMENTS
 Net Realized Gain (Loss) on
   Securities.................      (41,864)        860,672       3,631,743         291,353        14,808,838
   Foreign currency
       transactions...........            -               -               -               -                 -
   Financial futures
       transactions...........            -               -               -               -        (3,018,164)
                                 -----------    ------------    ------------    ------------    -------------
 Net Realized Gain (Loss) on
     Investments..............      (41,864)        860,672       3,631,743         291,353        11,790,674
 Net Change in Unrealized
     Appreciation
     (Depreciation) on
   Securities.................    1,245,316       2,302,807      12,200,983       3,120,414        75,959,297
   Foreign currency
       transactions...........            -               -               -               -                 -
   Financial futures
       transactions...........            -               -               -               -         2,933,775
                                 -----------    ------------    ------------    ------------    -------------
 Net Change in Unrealized
     Appreciation
     (Depreciation) on
     Investments..............    1,245,316       2,302,807      12,200,983       3,120,414        78,893,072
                                 -----------    ------------    ------------    ------------    -------------
NET REALIZED AND UNREALIZED
    GAIN (LOSS) ON
    INVESTMENTS...............    1,203,452       3,163,479      15,832,726       3,411,767        90,683,746
                                 -----------    ------------    ------------    ------------    -------------
INCREASE (DECREASE) IN NET
    ASSETS RESULTING FROM
    OPERATIONS................   $8,779,580     $14,105,850     $21,966,849     $10,570,641     $ 100,599,989
                                 -----------    ------------    ------------    ------------    -------------
                                 -----------    ------------    ------------    ------------    -------------
(a) Net of foreign withholding
    taxes of $1,011,363

See Notes to Financial Statements

                                                           CORE TRUST (DELAWARE)

                                      FOR THE SIX MONTHS ENDED NOVEMBER 30, 1998

--------------------------------------------------------------------------------

                                    INCOME        DISCIPLINED     LARGE COMPANY     SMALL CAP      SMALL COMPANY     SMALL CAP
                                    EQUITY           GROWTH          GROWTH           INDEX            STOCK           VALUE
                                  PORTFOLIO        PORTFOLIO        PORTFOLIO       PORTFOLIO        PORTFOLIO       PORTFOLIO
                                --------------   --------------   -------------   --------------   -------------   --------------
INVESTMENT INCOME
 Dividend income..............  $   20,358,119   $     621,063    $  2,229,682    $      461,256   $    656,270    $     278,319
 Interest income..............         849,831         113,229         367,173           176,997        414,056          154,296
 Securities lending income
     (Note 2).................         153,249          23,148         157,450            33,240         19,893           11,610
                                --------------   --------------   -------------   --------------   -------------   --------------
TOTAL INVESTMENT INCOME.......      21,361,199         757,440       2,754,305           671,493      1,090,219          444,225
                                --------------   --------------   -------------   --------------   -------------   --------------
EXPENSES
 Advisory (Note 3)............       4,904,459         648,087       3,625,564           141,653        807,047          464,246
 Administration (Note 3)......         490,446          36,005         278,890            28,330         44,836           24,434
 Custody (Note 3).............         105,610          13,308          63,298            10,991         15,810            9,718
 Accounting (Note 3)..........          39,000          33,000          39,000            71,000         32,000           29,500
 Legal........................           2,623             180           1,485               157            275              134
 Audit........................           5,082           7,449           4,100             7,838          6,601            7,425
 Trustees.....................           2,710             195           1,498               159            266              135
 Amortization of organization
     costs (Note 2)...........           1,482               -           1,459                 -          1,044                -
 Miscellaneous................           8,558           1,864           4,634            13,603            726            2,227
                                --------------   --------------   -------------   --------------   -------------   --------------
TOTAL EXPENSES................       5,559,970         740,088       4,019,928           273,731        908,605          537,819
  Fees waived (Note 4)........        (196,178)        (30,767)        (55,778)          (28,330)       (44,836)         (21,679)
                                --------------   --------------   -------------   --------------   -------------   --------------
NET EXPENSES..................       5,363,792         709,321       3,964,150           245,401        863,769          516,140
                                --------------   --------------   -------------   --------------   -------------   --------------
NET INVESTMENT INCOME
    (LOSS)....................      15,997,407          48,119      (1,209,845)          426,092        226,450          (71,915)
                                --------------   --------------   -------------   --------------   -------------   --------------
NET REALIZED AND UNREALIZED
    GAIN (LOSS) ON INVESTMENTS
 Net Realized Gain (Loss) on
   Securities.................       6,418,700      (5,630,288)     45,611,873          (565,663)   (43,276,957)     (17,245,784)
   Foreign currency
       transactions...........               -               -               -                 -              -                -
   Financial futures
       transactions...........               -               -               -        (1,979,763)             -                -
                                --------------   --------------   -------------   --------------   -------------   --------------
 Net Realized Gain (Loss) on
     Investments..............       6,418,700      (5,630,288)     45,611,873        (2,545,426)   (43,276,957)     (17,245,784)
 Net Change in Unrealized
     Appreciation
     (Depreciation) on
   Securities.................      25,297,096       7,019,638     140,507,576       (12,980,053)    (4,650,297)      (1,383,424)
   Foreign currency
       transactions...........               -               -               -                 -              -                -
   Financial futures
       transactions...........               -               -               -         1,073,650              -                -
                                --------------   --------------   -------------   --------------   -------------   --------------
 Net Change in Unrealized
     Appreciation
     (Depreciation) on
     Investments..............      25,297,096       7,019,638     140,507,576       (11,906,403)    (4,650,297)      (1,383,424)
                                --------------   --------------   -------------   --------------   -------------   --------------
NET REALIZED AND UNREALIZED
    GAIN (LOSS) ON
    INVESTMENTS...............      31,715,796       1,389,350     186,119,449       (14,451,829)   (47,927,254)     (18,629,208)
                                --------------   --------------   -------------   --------------   -------------   --------------
INCREASE (DECREASE) IN NET
    ASSETS RESULTING FROM
    OPERATIONS................  $   47,713,203   $   1,437,469    $184,909,604    $  (14,025,737)  $(47,700,804)   $ (18,701,123)
                                --------------   --------------   -------------   --------------   -------------   --------------
                                --------------   --------------   -------------   --------------   -------------   --------------
(a) Net of foreign withholding
    taxes of $1,011,363

                                   SMALL
                                  COMPANY      SMALL COMPANY
                                   VALUE          GROWTH       INTERNATIONAL
                                 PORTFOLIO       PORTFOLIO       PORTFOLIO
                                ------------   -------------   -------------
INVESTMENT INCOME
 Dividend income..............  $   963,331    $  1,448,607    $  6,092,755(a)
 Interest income..............      124,919         976,311       3,412,817
 Securities lending income
     (Note 2).................       27,631               -         205,014
                                ------------   -------------   -------------
TOTAL INVESTMENT INCOME.......    1,115,881       2,424,918       9,710,586
                                ------------   -------------   -------------
EXPENSES
 Advisory (Note 3)............      610,072       3,339,914       2,013,817
 Administration (Note 3)......       33,893         185,551         671,272
 Custody (Note 3).............       12,675          44,631         246,652
 Accounting (Note 3)..........       36,000          43,000          63,000
 Legal........................          190           1,094           1,976
 Audit........................        9,332           6,671          22,047
 Trustees.....................          190           1,064           1,237
 Amortization of organization
     costs (Note 2)...........          960             972           3,036
 Miscellaneous................        3,203           2,999          25,227
                                ------------   -------------   -------------
TOTAL EXPENSES................      706,515       3,625,896       3,048,264
  Fees waived (Note 4)........      (33,893)              -         (46,282)
                                ------------   -------------   -------------
NET EXPENSES..................      672,622       3,625,896       3,001,982
                                ------------   -------------   -------------
NET INVESTMENT INCOME
    (LOSS)....................      443,259      (1,200,978)      6,708,604
                                ------------   -------------   -------------
NET REALIZED AND UNREALIZED
    GAIN (LOSS) ON INVESTMENTS
 Net Realized Gain (Loss) on
   Securities.................   (4,071,752)    (98,538,371)     42,340,224
   Foreign currency
       transactions...........            -               -        (661,347)
   Financial futures
       transactions...........            -               -               -
                                ------------   -------------   -------------
 Net Realized Gain (Loss) on
     Investments..............   (4,071,752)    (98,538,371)     41,678,877
 Net Change in Unrealized
     Appreciation
     (Depreciation) on
   Securities.................  (19,535,248)    (42,518,270)   (102,411,147)
   Foreign currency
       transactions...........            -               -      (4,868,950)
   Financial futures
       transactions...........            -               -               -
                                ------------   -------------   -------------
 Net Change in Unrealized
     Appreciation
     (Depreciation) on
     Investments..............  (19,535,248)    (42,518,270)   (107,280,097)
                                ------------   -------------   -------------
NET REALIZED AND UNREALIZED
    GAIN (LOSS) ON
    INVESTMENTS...............  (23,607,000)   (141,056,641)    (65,601,220)
                                ------------   -------------   -------------
INCREASE (DECREASE) IN NET
    ASSETS RESULTING FROM
    OPERATIONS................  $(23,163,741)  $(142,257,619)  $(58,892,616)
                                ------------   -------------   -------------
                                ------------   -------------   -------------
(a) Net of foreign withholding
    taxes of $1,011,363

                                                           CORE TRUST (DELAWARE)

 STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                      STRATEGIC
                                    STABLE        MANAGED FIXED      POSITIVE           VALUE
                                    INCOME           INCOME         RETURN BOND         BOND              INDEX
                                   PORTFOLIO        PORTFOLIO        PORTFOLIO        PORTFOLIO         PORTFOLIO
                                 -------------    -------------    -------------    -------------    ---------------
NET ASSETS, MAY 31, 1997......   $           -    $          -     $          -     $           -    $   455,992,618
                                 -------------    -------------    -------------    -------------    ---------------
OPERATIONS
 Net investment income
     (loss)...................      13,556,855      18,213,362       11,929,000         7,290,368         18,212,835
 Net realized gain (loss) on
     investments sold.........         423,040       2,891,576        6,562,062            67,326         40,577,843
 Net change in unrealized
     appreciation
     (depreciation) on
     investments..............         333,836       5,029,200       13,771,972         1,829,598        232,315,725
                                 -------------    -------------    -------------    -------------    ---------------
 Net increase (decrease) in
     net assets resulting from
     operations...............      14,313,731      26,134,138       32,263,034         9,187,292        291,106,403
                                 -------------    -------------    -------------    -------------    ---------------
TRANSACTIONS IN INVESTORS'
    BENEFICIAL INTERESTS
 Contributions (Note 9).......     329,276,657     374,891,352      255,480,588       254,050,881        791,000,962
 Withdrawals..................     (84,881,467)    (65,362,303)     (63,633,906)      (26,360,998)      (152,820,060)
                                 -------------    -------------    -------------    -------------    ---------------
 Net increase (decrease) from
     transactions in
     investors' beneficial
     interest.................     244,395,190     309,529,049      191,846,682       227,689,883        638,180,902
                                 -------------    -------------    -------------    -------------    ---------------
NET INCREASE (DECREASE) IN NET
    ASSETS....................     258,708,921     335,663,187      224,109,716       236,877,175        929,287,305
                                 -------------    -------------    -------------    -------------    ---------------
NET ASSETS, MAY 31, 1998......     258,708,921     335,663,187      224,109,716       236,877,175      1,385,279,923
                                 -------------    -------------    -------------    -------------    ---------------
OPERATIONS
 Net investment income
     (loss)...................       7,576,128      10,942,371        6,134,123         7,158,874          9,916,243
 Net realized gain (loss) on
     investments sold.........         (41,864)        860,672        3,631,743           291,353         11,790,674
 Net change in unrealized
     appreciation
     (depreciation) on
     investments..............       1,245,316       2,302,807       12,200,983         3,120,414         78,893,072
                                 -------------    -------------    -------------    -------------    ---------------
NET INCREASE (DECREASE) IN NET
    ASSETS RESULTING FROM
    OPERATIONS................       8,779,580      14,105,850       21,966,849        10,570,641        100,599,989
                                 -------------    -------------    -------------    -------------    ---------------
TRANSACTIONS IN INVESTORS'
    BENEFICIAL INTERESTS
 Contributions (Note 9).......      86,687,980      57,416,389       41,516,617        24,619,125        124,953,888
 Withdrawals..................     (61,183,059)    (28,932,662)     (33,621,474)      (27,436,812)       (93,688,861)
                                 -------------    -------------    -------------    -------------    ---------------
 Net increase (decrease) from
     transactions in
     investors' beneficial
     interest.................      25,504,921      28,483,727        7,895,143        (2,817,687)        31,265,027
                                 -------------    -------------    -------------    -------------    ---------------
NET INCREASE (DECREASE) IN NET
    ASSETS....................      34,284,501      42,589,577       29,861,992         7,752,954        131,865,016
                                 -------------    -------------    -------------    -------------    ---------------
NET ASSETS, NOVEMBER 30,
    1998......................   $ 292,993,422    $378,252,764     $253,971,708     $ 244,630,129    $ 1,517,144,939
                                 -------------    -------------    -------------    -------------    ---------------
                                 -------------    -------------    -------------    -------------    ---------------
(a) Beginning of Period.......     Jun 1, 1997     Jun 1, 1997      Jun 1, 1997       Oct 1, 1997        Jun 1, 1997

See Notes to Financial Statements

                                                           CORE TRUST (DELAWARE)

                                            FOR THE PERIOD ENDED MAY 31, 1998(a)
                                          AND SIX MONTHS ENDED NOVEMBER 30, 1998
--------------------------------------------------------------------------------

                                                                          LARGE                              SMALL
                                     INCOME          DISCIPLINED         COMPANY          SMALL CAP         COMPANY
                                     EQUITY            GROWTH            GROWTH             INDEX            STOCK
                                    PORTFOLIO         PORTFOLIO         PORTFOLIO         PORTFOLIO        PORTFOLIO
                                 ---------------    -------------    ---------------    -------------    --------------
NET ASSETS, MAY 31, 1997......   $             -    $           -    $             -    $           -    $            -
                                 ---------------    -------------    ---------------    -------------    --------------
OPERATIONS
 Net investment income
     (loss)...................        27,302,997          418,520           (254,889)         190,716          (903,690)
 Net realized gain (loss) on
     investments sold.........        21,124,145       (4,466,320)       103,483,455          (31,860)       75,015,565
 Net change in unrealized
     appreciation
     (depreciation) on
     investments..............       331,743,519       11,172,163        175,686,535       (6,730,568)      (41,102,519)
                                 ---------------    -------------    ---------------    -------------    --------------
 Net increase (decrease) in
     net assets resulting from
     operations...............       380,170,661        7,124,363        278,915,101       (6,571,712)       33,009,356
                                 ---------------    -------------    ---------------    -------------    --------------
TRANSACTIONS IN INVESTORS'
    BENEFICIAL INTERESTS
 Contributions (Note 9).......     1,656,178,203      127,393,238      1,039,939,974      130,179,195       462,417,317
 Withdrawals..................       (80,546,731)      (3,752,382)      (236,856,954)      (1,115,038)     (270,557,970)
                                 ---------------    -------------    ---------------    -------------    --------------
 Net increase (decrease) from
     transactions in
     investors' beneficial
     interest.................     1,575,631,472      123,640,856        803,083,020      129,064,157       191,859,347
                                 ---------------    -------------    ---------------    -------------    --------------
NET INCREASE (DECREASE) IN NET
    ASSETS....................     1,955,802,133      130,765,219      1,081,998,121      122,492,445       224,868,703
                                 ---------------    -------------    ---------------    -------------    --------------
NET ASSETS, MAY 31, 1998......     1,955,802,133      130,765,219      1,081,998,121      122,492,445       224,868,703
                                 ---------------    -------------    ---------------    -------------    --------------
OPERATIONS
 Net investment income
     (loss)...................        15,997,407           48,119         (1,209,845)         426,092           226,450
 Net realized gain (loss) on
     investments sold.........         6,418,700       (5,630,288)        45,611,873       (2,545,426)      (43,276,957)
 Net change in unrealized
     appreciation
     (depreciation) on
     investments..............        25,297,096        7,019,638        140,507,576      (11,906,403)       (4,650,297)
                                 ---------------    -------------    ---------------    -------------    --------------
NET INCREASE (DECREASE) IN NET
    ASSETS RESULTING FROM
    OPERATIONS................        47,713,203        1,437,469        184,909,604      (14,025,737)      (47,700,804)
                                 ---------------    -------------    ---------------    -------------    --------------
TRANSACTIONS IN INVESTORS'
    BENEFICIAL INTERESTS
 Contributions (Note 9).......       167,190,012       44,370,049        114,897,167       22,735,382        48,335,062
 Withdrawals..................       (66,408,289)      (6,218,435)      (169,979,170)      (9,617,566)      (60,252,633)
                                 ---------------    -------------    ---------------    -------------    --------------
 Net increase (decrease) from
     transactions in
     investors' beneficial
     interest.................       100,781,723       38,151,614        (55,082,003)      13,117,816       (11,917,571)
                                 ---------------    -------------    ---------------    -------------    --------------
NET INCREASE (DECREASE) IN NET
    ASSETS....................       148,494,926       39,589,083        129,827,601         (907,921)      (59,618,375)
                                 ---------------    -------------    ---------------    -------------    --------------
NET ASSETS, NOVEMBER 30,
    1998......................   $ 2,104,297,059    $ 170,354,302    $ 1,211,825,722    $ 121,584,524    $  165,250,328
                                 ---------------    -------------    ---------------    -------------    --------------
                                 ---------------    -------------    ---------------    -------------    --------------
(a) Beginning of Period.......       Jun 1, 1997      Oct 1, 1997        Jun 1, 1997      Apr 9, 1998       Jun 1, 1997


                                                     SMALL            SMALL
                                  SMALL CAP         COMPANY          COMPANY
                                    VALUE            VALUE            GROWTH        INTERNATIONAL
                                  PORTFOLIO        PORTFOLIO        PORTFOLIO         PORTFOLIO
                                -------------    -------------    --------------    --------------
NET ASSETS, MAY 31, 1997......  $           -    $           -    $            -    $ 539,296,879
                                -------------    -------------    --------------    --------------
OPERATIONS
 Net investment income
     (loss)...................       (103,303)       1,194,736        (3,539,839)      10,517,288
 Net realized gain (loss) on
     investments sold.........     (2,328,929)      49,410,647       157,449,385       18,785,716
 Net change in unrealized
     appreciation
     (depreciation) on
     investments..............      5,377,263        1,904,286        (8,948,010)      78,979,779
                                -------------    -------------    --------------    --------------
 Net increase (decrease) in
     net assets resulting from
     operations...............      2,945,031       52,509,669       144,961,536      108,282,783
                                -------------    -------------    --------------    --------------
TRANSACTIONS IN INVESTORS'
    BENEFICIAL INTERESTS
 Contributions (Note 9).......    109,215,794      182,821,915       893,179,444      406,915,054
 Withdrawals..................     (7,890,976)     (87,806,139)     (144,077,860)    (103,309,130)
                                -------------    -------------    --------------    --------------
 Net increase (decrease) from
     transactions in
     investors' beneficial
     interest.................    101,324,818       95,015,776       749,101,584      303,605,924
                                -------------    -------------    --------------    --------------
NET INCREASE (DECREASE) IN NET
    ASSETS....................    104,269,849      147,525,445       894,063,120      411,888,707
                                -------------    -------------    --------------    --------------
NET ASSETS, MAY 31, 1998......    104,269,849      147,525,445       894,063,120      951,185,586
                                -------------    -------------    --------------    --------------
OPERATIONS
 Net investment income
     (loss)...................        (71,915)         443,259        (1,200,978)       6,708,604
 Net realized gain (loss) on
     investments sold.........    (17,245,784)      (4,071,752)      (98,538,371)      41,678,877
 Net change in unrealized
     appreciation
     (depreciation) on
     investments..............     (1,383,424)     (19,535,248)      (42,518,270)    (107,280,097)
                                -------------    -------------    --------------    --------------
NET INCREASE (DECREASE) IN NET
    ASSETS RESULTING FROM
    OPERATIONS................    (18,701,123)     (23,163,741)     (142,257,619)     (58,892,616)
                                -------------    -------------    --------------    --------------
TRANSACTIONS IN INVESTORS'
    BENEFICIAL INTERESTS
 Contributions (Note 9).......     29,098,264       28,966,601        53,458,663       85,535,600
 Withdrawals..................     (7,174,792)     (12,907,535)      (72,891,507)     (85,241,953)
                                -------------    -------------    --------------    --------------
 Net increase (decrease) from
     transactions in
     investors' beneficial
     interest.................     21,923,472       16,059,066       (19,432,844)         293,647
                                -------------    -------------    --------------    --------------
NET INCREASE (DECREASE) IN NET
    ASSETS....................      3,222,349       (7,104,675)     (161,690,463)     (58,598,969)
                                -------------    -------------    --------------    --------------
NET ASSETS, NOVEMBER 30,
    1998......................  $ 107,492,198    $ 140,420,770    $  732,372,657    $ 892,586,617
                                -------------    -------------    --------------    --------------
                                -------------    -------------    --------------    --------------
(a) Beginning of Period.......    Oct 1, 1997      Jun 1, 1997       Jun 1, 1997      Jun 1, 1997

                                                           CORE TRUST (DELAWARE)

 FINANCIAL HIGHLIGHTS (UNAUDITED)

--------------------------------------------------------------------------------

                                                RATIOS TO AVERAGE NET ASSETS(a)
                                          -------------------------------------------
                                             NET
                                          INVESTMENT                                     PORTFOLIO
                                            INCOME          NET                          TURNOVER
                                            (LOSS)       EXPENSES      GROSS EXPENSES    RATE
                                          ----------    -----------    --------------    --------
 STABLE INCOME PORTFOLIO
-------------------------------------------------------------------------------------------------
  June 1, 1998 to November 30, 1998.....    5.51%          0.36%           0.41%          19.25%
  June 1, 1997(b) to May 31, 1998.......    5.96%          0.37%           0.43%          37.45%
 MANAGED FIXED INCOME PORTFOLIO
-------------------------------------------------------------------------------------------------
  June 1, 1998 to November 30, 1998.....    6.27%          0.40%           0.45%          16.61%
  June 1, 1997(b) to May 31, 1998.......    6.53%          0.41%           0.46%          91.59%
 POSITIVE RETURN BOND PORTFOLIO
-------------------------------------------------------------------------------------------------
  June 1, 1998 to November 30, 1998.....    5.27%          0.40%           0.45%          23.54%
  June 1, 1997(b) to May 31, 1998.......    5.74%          0.41%           0.47%          68.18%
 STRATEGIC VALUE BOND PORTFOLIO
-------------------------------------------------------------------------------------------------
  June 1, 1998 to November 30, 1998.....    5.98%          0.56%           0.61%          16.83%
  October 1, 1997(b) to May 31, 1998....    6.06%          0.58%           0.62%         134.56%
 INDEX PORTFOLIO
-------------------------------------------------------------------------------------------------
  June 1, 1998 to November 30, 1998.....    1.41%          0.18%           0.23%           2.45%
  June 1, 1997 to May 31, 1998..........    1.60%          0.19%           0.24%           6.68%
  June 1, 1996 to May 31, 1997..........    2.03%          0.11%           0.31%           7.29%
  November 1, 1995 to May 31, 1996......    2.35%          0.17%           0.32%           7.21%
  November 11, 1994(b) to October 31,
    1995................................    2.42%          0.17%           0.33%           7.73%
 INCOME EQUITY PORTFOLIO
-------------------------------------------------------------------------------------------------
  June 1, 1998 to November 30, 1998.....    1.63%          0.55%           0.57%           2.29%
  June 1, 1997(b) to May 31, 1998.......    1.76%          0.52%           0.57%           3.49%
 DISCIPLINED GROWTH PORTFOLIO
-------------------------------------------------------------------------------------------------
  June 1, 1998 to November 30, 1998.....    0.07%          0.99%           1.03%          50.64%
  October 1, 1997(b) to May 31, 1998....    0.55%          1.01%           1.06%          68.08%
 LARGE COMPANY GROWTH PORTFOLIO
-------------------------------------------------------------------------------------------------
  June 1, 1998 to November 30, 1998.....   (0.22%)         0.71%           0.72%          10.33%
  June 1, 1997(b) to May 31, 1998.......   (0.03%)         0.67%           0.73%          13.03%
 SMALL CAP INDEX PORTFOLIO
-------------------------------------------------------------------------------------------------
  June 1, 1998 to November 30, 1998.....    0.75%          0.43%           0.48%          12.41%
  April 9, 1998(b) to May 31, 1998......    1.04%          0.52%           0.54%           2.25%
 SMALL COMPANY STOCK PORTFOLIO
-------------------------------------------------------------------------------------------------
  June 1, 1998 to November 30, 1998.....   (0.25%)         0.96%           1.01%          63.71%
  June 1, 1997(b) to May 31, 1998.......   (0.27%)         0.95%           1.01%         166.16%
 SMALL CAP VALUE PORTFOLIO
-------------------------------------------------------------------------------------------------
  June 1, 1998 to November 30, 1998.....   (0.15%)         1.06%           1.10%          58.07%
  October 1, 1997(b) to May 31, 1998....   (0.17%)         1.08%           1.13%          79.43%
 SMALL COMPANY VALUE PORTFOLIO
-------------------------------------------------------------------------------------------------
  June 1, 1998 to November 30, 1998.....    0.65%          0.99%           1.04%          47.47%
  June 1, 1997(b) to May 31, 1998.......    0.69%          0.99%           1.04%          99.08%
 SMALL COMPANY GROWTH PORTFOLIO
-------------------------------------------------------------------------------------------------
  June 1, 1998 to November 30, 1998.....   (0.32%)         0.98%           0.98%          66.00%
  June 1, 1997(b) to May 31, 1998.......   (0.41%)         0.93%           0.98%         123.36%
 INTERNATIONAL PORTFOLIO
-------------------------------------------------------------------------------------------------
  June 1, 1998 to November 30, 1998.....    1.50%          0.67%           0.68%          51.34%
  June 1, 1997 to May 31, 1998..........    1.23%          0.66%           0.68%          36.96%
  June 1, 1996 to May 31, 1997..........    1.53%          0.19%           0.67%          53.32%
  November 1, 1995 to May 31, 1996......    1.75%          0.23%           0.68%          17.58%
  November 11, 1994(b) to October 31,
    1995................................    1.94%          0.25%           0.70%          28.19%

----------------------------------
(a) Ratios for periods of less than one year are annualized.

(b) Commencement of operations.

See Notes to Financial Statements

                                                           CORE TRUST (DELAWARE)

 NOTES TO FINANCIAL STATEMENTS (UNAUDITED)                     NOVEMBER 30, 1998

--------------------------------------------------------------------------------

 NOTE 1. ORGANIZATION

Core Trust (Delaware) ("Core Trust"), organized as a Delaware business trust, was formed on September 1, 1994. Core Trust, which is registered as an open-end management investment company under the Investment Company Act of 1940 (the "Act"), currently has twenty-one separate investment portfolios. These financial statements relate to the following fourteen diversified portfolios (individually, a "Portfolio" and, collectively, the "Portfolios"), which commenced operations on the following dates:

Stable Income Portfolio.................  June 1, 1997
Managed Fixed Income Portfolio..........  June 1, 1997
Positive Return Bond Portfolio..........  June 1, 1997
Strategic Value Bond Portfolio..........  October 1, 1997
Index Portfolio.........................  November 11, 1994
Income Equity Portfolio.................  June 1, 1997
Disciplined Growth Portfolio............  October 1, 1997
Large Company Growth Portfolio..........  June 1, 1997
Small Cap Index Portfolio...............  April 9, 1998
Small Company Stock Portfolio...........  June 1, 1997
Small Cap Value Portfolio...............  October 1, 1997
Small Company Value Portfolio...........  June 1, 1997
Small Company Growth Portfolio..........  June 1, 1997
International Portfolio.................  November 11, 1994

On June 1, 1997, the following transactions occurred: (1) Small Company Portfolio was divided into Small Company Stock Portfolio, Small Company Value Portfolio and Small Company Growth Portfolio; its assets were divided by investment style; and (2) International Portfolio merged into another portfolio of Core Trust, International Portfolio II. The combined portfolio was named International Portfolio.

Interests in the Portfolios are sold without any sales charge in private placement transactions to qualified investors, including open-end management investment companies.

 NOTE 2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in accordance with generally accepted accounting principles, which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the fiscal period. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the
Portfolios:

SECURITIES VALUATION--Short-term securities that mature in sixty days or less are valued at amortized cost. Equity securities for which market quotations are readily available are valued using the last reported sales price provided by independent pricing services. If no sales are reported, the mean of the last bid and ask price is used. If no mean price is available, the last bid price is used. Fixed income and other securities, for which market quotations are readily available, are valued using the mean of the bid and ask prices provided by independent pricing services. If no mean price is available the last bid price is used. In the absence of readily available market quotations, securities are valued at fair value determined in accordance with procedures adopted by the Board of Trustees.

SECURITY TRANSACTIONS AND INVESTMENT INCOME--Investment transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date. With respect to dividends on foreign securities, certain instances may arise where a Portfolio is not notified of a dividend until after the ex-dividend date has passed. In these instances, a dividend is recorded as soon as the Portfolio is informed of the dividend. Dividend income is recorded net of unrecoverable withholding tax. Interest income, including amortization of premium or accretion of discount, is recorded as earned. Identified cost of investments sold is used to determine realized gain and loss for both financial statement and federal income tax purposes. Foreign dividend and interest income amounts and realized capital gain and loss are converted to U.S. dollars using foreign exchange rates in effect at the date of the transactions.

Foreign currency amounts are translated into U.S. dollars at the mean of the bid and asked prices of such currencies against U.S. dollars as follows: (i) assets and liabilities at the rate of exchange at the end of the respective period; and
(ii) purchases and sales of securities and income and expenses at the rate of exchange prevailing on the dates of such transactions. The portion of the results of operations arising from changes in the exchange rates and the portion due to fluctuations arising from changes in the market prices of securities are not isolated. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

International Portfolio may enter into forward contracts to purchase or sell foreign currencies to protect against the effect on the U.S. dollar value of the underlying portfolio of possible adverse movements in foreign exchange rates. Risks associated with such contracts include the movement in value of the foreign currency relative to the U.S. dollar and the ability of the counterparty to perform. Fluctuations in the value of such contracts are recorded as unrealized gain or loss; realized gain or loss includes net gain or loss on contracts that have terminated by settlement or by the Portfolio entering into offsetting commitments.

                                                           CORE TRUST (DELAWARE)

 NOTES TO FINANCIAL STATEMENTS (UNAUDITED)  (CONTINUED)        NOVEMBER 30, 1998

--------------------------------------------------------------------------------

 NOTE 2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

FUTURES CONTRACTS--Each Portfolio may invest in stock index futures contracts to enhance return and hedge against a decline in the value of securities. A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date. Upon entering into such a contract, the Portfolio is required to pledge to the broker an amount of cash or securities equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Pursuant to the contract, the Portfolio agrees to receive from, or pay to, the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Portfolio as unrealized gain or loss. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The potential risk to the Portfolio is that the change in value of the underlying securities may not correlate to the change in value of the contracts.

REPURCHASE AGREEMENTS--Each Portfolio may invest in repurchase agreements. Each Portfolio, through its custodian, receives delivery of the underlying collateral, whose market value must always equal or exceed the repurchase price. The investment adviser is responsible for determining the value of the underlying collateral at all times. In the event of default, the Portfolios may have difficulty with the disposition of any securities held as collateral.

SECURITY LOANS--The Portfolios may receive compensation for lending securities in the form of fees or by retaining a portion of interest on the investment securities or cash received as collateral. A Portfolio also continues to receive interest or dividends on the securities loaned. Security loans are secured at all times by collateral equal to at least 102% of the market value of the securities loaned plus accrued interest. Gain or loss in the market price of the securities loaned that may occur during the term of the loan are reflected in the value of the Portfolio.

ORGANIZATION COSTS--The costs incurred by Stable Income Portfolio, Managed Fixed Income Portfolio, Positive Return Bond Portfolio, Index Portfolio, Income Equity Portfolio, Large Company Growth Portfolio, Small Company Stock Portfolio, Small Company Value Portfolio, Small Company Growth Portfolio, and International Portfolio in connection with their organization have been capitalized and are being amortized using the straight line method over a five year period beginning on the commencement of the Portfolio's operations.

EXPENSE ALLOCATION--Core Trust accounts separately for the assets and liabilities and operations of each Portfolio. Expenses that are directly attributable to more than one Portfolio are allocated among the respective Portfolios in proportion to each Portfolio's net assets.

 NOTE 3. ADVISORY, SERVICING FEES AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER--The investment adviser of each Portfolio, except International Portfolio, is Norwest Investment Management, Inc. ("Adviser"), an indirect subsidiary of Norwest Corporation. The investment adviser of International Portfolio is Schroder Capital Management International Inc. ("Schroder"). Schroder is a wholly owned U.S. subsidiary of Schroder Incorporated, the wholly owned U.S. holding company subsidiary of Schroder PLC. The Adviser has retained the services of certain of its affiliates as investment subadvisers (Crestone Capital Management, Inc., Galliard Capital Management, Inc., Peregrine Capital Management, Inc., and Smith Asset Management Group, L.P.) on selected Portfolios. The fees related to subadvisor services are borne directly by the Adviser and do not increase the overall fees paid by the Portfolios to the Adviser. The investment advisory fee and the associated subadviser is as follows:

                                            INVESTMENT
                                           ADVISORY FEE                   SUBADVISER
                                          --------------   ----------------------------------------
Stable Income Portfolio.................           0.30%   Galliard Capital Management, Inc.
Managed Fixed Income Portfolio..........           0.35%   Galliard Capital Management, Inc.
Positive Return Bond Portfolio..........           0.35%   Peregrine Capital Management, Inc.
Strategic Value Bond Portfolio..........           0.50%   Galliard Capital Management, Inc.
Index Portfolio.........................           0.15%   -
Income Equity Portfolio.................           0.50%   -
Disciplined Growth Portfolio............           0.90%   Smith Asset Management Group, L.P.
Large Company Growth Portfolio..........           0.65%   Peregrine Capital Management, Inc.
Small Cap Index Portfolio...............           0.25%   -
Small Company Stock Portfolio...........           0.90%   Crestone Capital Management, Inc.
Small Cap Value Portfolio...............           0.95%   Smith Asset Management Group, L.P.
Small Company Value Portfolio...........           0.90%   Peregrine Capital Management, Inc.
Small Company Growth Portfolio..........           0.90%   Peregrine Capital Management, Inc.
International Portfolio.................           0.45%   -

ADMINISTRATIVE AND OTHER SERVICES--Forum Administrative Services, LLC ("FAdS") is the administrator to Core Trust and receives a fee with respect to each Portfolio (other than International Portfolio) at an annual rate of 0.05% of the Portfolio's average daily net assets. With respect to International Portfolio, FAdS receives a fee at an annual rate of 0.15% of the Portfolio's average daily net assets.

Norwest Bank Minnesota, N.A. ("Norwest") serves as the custodian for each Portfolio and may appoint certain subcustodians to custody those portfolios' foreign securities and other assets held in foreign countries. Norwest receives a fee with respect to each Portfolio (other than International Portfolio) at an

                                                           CORE TRUST (DELAWARE)

 NOTES TO FINANCIAL STATEMENTS (UNAUDITED)  (CONTINUED)        NOVEMBER 30, 1998

--------------------------------------------------------------------------------

 NOTE 3. ADVISORY, SERVICING FEES AND OTHER TRANSACTIONS WITH
AFFILIATES (CONTINUED)

annual rate of 0.02% of the first $100 million of the Portfolio's average daily net assets, 0.015% of the next $100 million of the Portfolio's average daily net assets and 0.01% of the Portfolio's remaining average daily net assets. With respect to International Portfolio, Norwest receives a fee at an annual rate of 0.07% of the Portfolio's average daily net assets. Norwest also receives transaction fees for providing services in connection with the securities lending program.

OTHER SERVICE PROVIDER--Forum Accounting Services, LLC, an affiliate of FAdS, provides portfolio accounting and interestholder recordkeeping services to each Portfolio.

 NOTE 4. WAIVERS

For the period ended November 30, 1998, fees waived by the Portfolio's service providers were as follows:

                                           FEES WAIVED
                                             BY FAdS
                                          --------------
Stable Income Portfolio.................      $  65,009
Managed Fixed Income Portfolio..........         87,218
Positive Return Bond Portfolio..........         58,204
Strategic Value Bond Portfolio..........         59,883
Index Portfolio.........................        352,857
Income Equity Portfolio.................        196,178
Disciplined Growth Portfolio............         30,767
Large Company Growth Portfolio..........         55,778
Small Cap Index Portfolio...............         28,330
Small Company Stock Portfolio...........         44,836
Small Cap Value Portfolio...............         21,679
Small Company Value Portfolio...........         33,893
Small Company Growth Portfolio..........              -
International Portfolio.................              -

Schroder waived investment advisory fees of $46,282 for International Portfolio

 NOTE 5. FEDERAL INCOME TAX

The Portfolios are not required to pay federal income taxes on their net investment income and net capital gain as they are treated as partnerships for federal income tax purposes. All interest, dividends, gain and loss of the Portfolios are deemed to have been "passed through" to the interestholders in proportion to their holdings of the Portfolios regardless of whether such interest, dividends or gain have been distributed by the Portfolios.

 NOTE 6. SECURITIES TRANSACTIONS

The following table presents the cost of purchases and proceeds from sales (including maturities) of securities (excluding short-term investments) during the period ended November 30, 1998, as well as the federal tax cost basis of investments and related gross unrealized appreciation and depreciation for federal income tax purposes as of November 30, 1998:

                                                       COST OF       PROCEEDS          TAX         UNREALIZED      UNREALIZED
                                                      PURCHASES     FROM SALES     COST BASIS     APPRECIATION    DEPRECIATION
                                                    -------------  -------------  -------------   -------------   -------------
Stable Income Portfolio...........................  $ 114,979,772  $  48,792,534  $ 293,118,645   $  2,286,203    $    701,451
Managed Fixed Income Portfolio....................     97,532,243     56,843,359    380,342,053      9,689,354       2,127,796
Positive Return Bond Portfolio....................     89,267,832     49,274,344    228,028,891     23,551,715           4,991
Strategic Value Bond Portfolio....................     52,399,934     39,757,954    242,241,893      5,802,535         852,521
Index Portfolio...................................     71,930,420     33,612,735    917,288,644    620,686,840      21,643,118
Income Equity Portfolio...........................     86,473,013     43,604,681  1,267,075,927    840,306,939       8,141,735
Disciplined Growth Portfolio......................     86,259,659     70,237,080    152,626,945     25,944,461       8,181,026
Large Company Growth Portfolio....................    112,927,379    157,636,279    544,006,186    682,524,323      15,322,528
Small Cap Index Portfolio.........................     28,285,745     13,452,998    140,386,725      8,203,018      27,538,914
Small Company Stock Portfolio.....................    106,334,441    121,878,856    154,988,942     20,024,177       8,748,734
Small Cap Value Portfolio.........................     76,964,499     54,107,502    104,531,248     11,307,886       7,314,050
Small Company Value Portfolio.....................     75,959,809     62,516,602    144,668,255     11,891,756      16,306,095
Small Company Growth Portfolio....................    470,477,934    528,110,612    632,193,655    134,781,569      35,698,809
International Portfolio...........................    436,460,749    352,321,890    847,379,560    164,762,916      64,257,408

                                                         NET
                                                     UNREALIZED
                                                    APPRECIATION
                                                    (DEPRECIATION)
                                                    -------------
Stable Income Portfolio...........................  $  1,584,752
Managed Fixed Income Portfolio....................     7,561,558
Positive Return Bond Portfolio....................    23,546,724
Strategic Value Bond Portfolio....................     4,950,014
Index Portfolio...................................   599,043,722
Income Equity Portfolio...........................   832,165,204
Disciplined Growth Portfolio......................    17,763,435
Large Company Growth Portfolio....................   667,201,795
Small Cap Index Portfolio.........................   (19,335,896)
Small Company Stock Portfolio.....................    11,275,443
Small Cap Value Portfolio.........................     3,993,836
Small Company Value Portfolio.....................    (4,414,339)
Small Company Growth Portfolio....................    99,082,760
International Portfolio...........................   100,505,508

                                                           CORE TRUST (DELAWARE)

 NOTES TO FINANCIAL STATEMENTS (UNAUDITED)  (CONTINUED)        NOVEMBER 30, 1998

--------------------------------------------------------------------------------

 NOTE 7. PORTFOLIO SECURITIES LOANED

As of November 30, 1998, certain Portfolios had loaned portfolio investments in return for cash collateral which was invested in various short-term fixed income securities. Norwest receives transaction fees for providing services in connection with the securities lending program. The value of the securities on loan and the value of the related collateral were as follows:

                                           SECURITIES      COLLATERAL
                                          -------------   -------------
Stable Income Portfolio.................  $  26,971,630   $  28,690,729
Managed Fixed Income Portfolio..........     32,121,644      52,870,805
Positive Return Bond Portfolio..........     98,264,219      99,616,817
Strategic Value Bond Portfolio..........     20,228,500      20,693,480
Index Portfolio.........................    199,300,037     212,630,689
Income Equity Portfolio.................    108,560,652     112,455,035
Disciplined Growth Portfolio............     16,010,111      17,094,284
Large Company Growth Portfolio..........    167,733,040     179,284,965
Small Cap Index Portfolio...............     14,022,802      15,017,870
Small Company Stock Portfolio...........     22,259,057      23,914,694
Small Cap Value Portfolio...............     24,794,618      25,598,858
Small Company Value Portfolio...........      7,929,571       8,550,252
International Portfolio.................     54,623,863      59,013,222

 NOTE 8. CONCENTRATION OF CREDIT RISK

International Portfolio invests in countries which may involve greater risks. The consequences of political, social and economic events in these markets may have disruptive effects on the market prices of the Portfolio's investments.

 NOTE 9. CONTRIBUTION OF SECURITIES

After the close of business on May 31, 1997, International Portfolio (prior to June 1, 1997, named International Portfolio II) merged with a former portfolio of Core Trust. In that transaction, International Portfolio acquired the assets and assumed the liabilities of the former portfolio in exchange for an interest in International Portfolio equal in value to the net asset value of the former portfolio. The former portfolio had the same investment objective and investment policies as International Portfolio. The merger, which was not subject to interestholder approval, was accomplished without the recognition of gain or loss. The former portfolio contributed net assets with a value of $232,334,610, and the net assets of International Portfolio immediately after the transaction was $771,507,344.

Also after the close of business on May 31, 1997, Small Company Portfolio (a former Portfolio of Core Trust) divided into three portfolios-Small Company Stock Portfolio, Small Company Growth Portfolio and Small Company Value Portfolio. The assets of Small Company Portfolio (and the related liabilities) were divided in accordance with the investment style to which the assets had been allocated. The division, which was not subject to interestholder approval, was accomplished without the recognition of gain or loss. Small Company Portfolio's net assets were divided as follows: Small Company Stock Portfolio, $178,533,353; Small Company Growth Portfolio, $167,525,486; and Small Company Value Portfolio, $165,287,781.

In connection with the merger and divisions, and the contemporaneous commencement of operations of certain portfolios on June 1, 1997, certain investors contributed all or a portion of their net assets to the portfolios listed in the following table.

                                             INVESTOR CONTRIBUTIONS
                                          -----------------------------
                                               NET         UNREALIZED
PORTFOLIO                                    ASSETS        GAIN/(LOSS)
----------------------------------------  -------------   -------------
Stable Income Portfolio.................  $ 205,865,654   $       5,601
Managed Fixed Income Portfolio..........    186,226,721         229,550
Positive Return Bond Portfolio..........    186,707,645      (2,426,230)
Index Portfolio.........................    512,437,536     115,520,269
Income Equity Portfolio.................    955,691,053     110,368,720
Large Company Growth Portfolio..........    615,745,586     276,554,260
Small Company Stock Portfolio...........    355,894,495      50,282,300
Small Company Value Portfolio...........    165,287,781      13,216,619
Small Company Growth Portfolio..........    615,745,586     110,368,716
International Portfolio.................    232,334,610      33,714,226

                                                           CORE TRUST (DELAWARE)

 NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONCLUDED)         NOVEMBER 30, 1998

--------------------------------------------------------------------------------

 NOTE 9. CONTRIBUTION OF SECURITIES (CONTINUED)

Additionally, on September 15, 1997, certain investors contributed net assets to the portfolios listed in the following table:

                                             INVESTOR CONTRIBUTIONS
                                          -----------------------------
                                               NET         UNREALIZED
PORTFOLIO                                    ASSETS        GAIN/(LOSS)
----------------------------------------  -------------   -------------
Income Equity Portfolio.................  $ 477,132,067   $190,138,062
Small Company Stock Portfolio...........     45,144,489      6,745,993
Small Company Growth Portfolio..........    140,475,014     40,180,322

                                                           CORE TRUST (DELAWARE)

 SCHEDULES OF INVESTMENTS (UNAUDITED)                          NOVEMBER 30, 1998

--------------------------------------------------------------------------------

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE

-----------------------------------------------------------------
                         STABLE INCOME PORTFOLIO
-----------------------------------------------------------------
ASSET BACKED SECURITIES (22.6%)
   3,500,000    AESOP Funding II LLC, Series 1997-1 A1,
                  6.22% V/R, 10/20/01                     $     3,553,672
   1,144,336    AFC Home Equity Loan Trust Series 1995-2
                  A1, 7.14% V/R, 7/25/26                        1,144,398
   5,000,000    Chase Credit Card Master Trust,
                  Series 1998-6 A, 5.54% V/R, 9/15/04           5,003,125
   5,000,000    Chevy Chase Master Credit Card Trust,
                  Series 1998-A B, 5.68% V/R, 10/15/06          4,944,530
   1,769,760    Commercial Loan Funding Trust, Series I
                  A, 5.89% V/R, 8/15/05                         1,765,336
   3,770,000    Deutsche Floorplan Receivables Master
                  Trust, Series 1996-1 A, 5.77% V/R,
                  10/15/01                                      3,771,489
   2,500,000    Discover Card Master Trust I, Series
                  1997-4 A, 5.48% V/R, 4/16/03                  2,494,562
   4,000,000    DreamWorks Firm Trust, 5.88%, 10/17/05          3,989,376
   1,500,000    EQCC Home Equity Loan Trust,
                  Series 1995-3 A4, 7.10%, 2/15/12              1,542,097
   5,000,000    EQCC Home Equity Loan Trust,
                  Series 1998-4, 5.00%, 12/18/98                5,000,000
     403,204    First Merchants Auto Receivables Corp.,
                  Series 1996-A A2, 6.70%, 7/17/00(b)             406,246
     881,875    First Merchants Grantor Trust, Series
                  1996-2 A, 6.85%, 11/15/01(b)                    893,591
   5,000,000    First USA Credit Card Master Trust,
                  Series 1995-5 A, 5.48% V/R, 4/15/03           4,998,325
   3,500,000    Fremont Small Business Loan Master
                  Trust, Series C A, 5.75% V/R, 5/15/02         3,504,182
   3,993,851    Green Tree Financial Corp., Series
                  1993-4 A3, 6.25%, 1/15/19                     4,013,241
     988,390    Green Tree Financial Corp., Series
                  1994-1 A3, 6.90%, 4/15/19                       996,599
     766,872    Green Tree Financial Corp., Series
                  1995-5 A3, 6.25%,9/15/26                        768,401
   3,500,000    HCLT, Series 1997-1 A3, 5.76%, 3/15/07          3,484,372
   5,000,000    HCLT, Series 1997-2 A3, 5.81%, 11/15/07         4,933,205
   2,400,000    Keystone Home Improvement Loan Trust,
                  Series 1997-P2 IA3, 6.99%, 4/25/14            2,411,626
   4,500,000    Loop Funding Master Trust,
                  Series 1997-A144 B1, 5.62%, 12/26/07          4,445,860
   2,734,369    Sequoia Mortgage Trust, Series 2A1,
                  6.49% V/R, 10/25/24                           2,709,175
                                                          ---------------

TOTAL ASSET BACKED SECURITIES (COST $66,890,965)               66,773,408
                                                          ---------------
COLLATERALIZED MORTGAGE OBLIGATIONS (19.1%)
   1,589,652    DLJ Mortgage Acceptance Corp.,
                  Series 1998-STF1 A1, 5.66% V/R, 2/8/00        1,583,691
   5,000,000    FHLMC, Series 2091 NA, 5.50%, 3/15/04           5,008,400
   5,000,000    FHLMC, Series 2091 PC, 6.00%, 6/15/16           5,059,415
     195,818    FNMA, Series 1993-39 FA, 6.68% V/R,
                  4/25/23                                         196,424
   5,315,139    FNMA, Series 1994-M2 A, 6.63%, 2/25/01          5,408,234
   2,915,666    Federal Agricultural Mortgage Corp.,
                  Series CS-1012 1, 7.06%, 7/25/02              3,025,003

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE
-----------------------------------------------------------------
                   STABLE INCOME PORTFOLIO (continued)
-----------------------------------------------------------------

COLLATERALIZED MORTGAGE OBLIGATIONS (continued)

   2,903,323    GMAC, Series 1996-C1 A1, 6.16% V/R,
                  2/15/06                                 $     2,888,037
   1,643,275    Independent National Mortgage Corp.,
                  Series 1994-V M, 8.30%, 12/25/24              1,680,191
   3,183,729    Independent National Mortgage Corp.,
                  Series 1994-X A2, 8.32%, 1/25/25              3,245,573
   2,716,784    MLCC Mortgage Investors, Inc.,
                  Series 1994-A A2, 6.09% V/R, 7/15/19          2,711,202
   3,000,000    MLCC Mortgage Investors, Inc.,
                  Series 1994-A AE, 6.49% V/R, 7/15/19          3,024,645
   1,307,767    MLCC Mortgage Investors, Inc.,
                  Series 1994-B A2, 6.29% V/R, 12/15/19         1,308,284
   1,553,847    MLMI, Inc., Series 1983-I A2, 6.09% V/R,
                  11/15/23                                      1,554,539
   1,046,424    MLMI, Inc., Series 1987-C A, 10.10%,
                  12/15/07                                      1,053,126
     510,791    MLMI, Inc., Series 1994-I A1, 7.88% V/R,
                  1/25/05                                         513,000
   3,000,000    PRAT, Series 1997-1 B, 6.55%, 9/6/03            3,062,025
     520,844    RFMSI ARM, Series 1989-5A, 7.35% V/R,
                  10/25/19                                        517,243
     215,103    RFMSI ARM, Series 1991-21 BA, 7.47% V/R,
                  8/25/21                                         220,707
     299,841    RTC, Series 1991-6 E, 11.57% V/R,
                  5/25/24                                         302,913
      35,377    RTC, Series 1991 M6 A3, 8.66% V/R,
                  6/25/21                                          35,289
     539,816    RTC, Series 1992-4 A2, 7.45% V/R,
                  7/25/28                                         540,834
   1,675,259    RTC, Series 1992-18P A4, 6.26% V/R,
                  4/25/28(b)                                    1,675,260
   2,052,283    RTC, Series 1992-C2 A2, 6.69%
                  V/R,10/25/21                                  2,062,904
   1,539,473    RTC, Series 1992-C3 A3, 6.84% V/R,
                  8/25/23                                       1,539,474
     470,134    RTC, Series 1994-C1 A3, 5.86% V/R,
                  6/25/26                                         470,442
   1,173,326    RTC, Series 1995-1 A3, 7.14% V/R,
                  10/25/28                                      1,179,220
     522,696    RTC, Series 1995-2 A1B, 7.15%, 5/25/29            522,432
     502,028    RTC, Series 1995 C2 A2, 5.765 V/R,
                  5/25/27                                         502,781
   5,375,000    Vendee Mortgage Trust, Series 1993-1 E,
                  7.00%, 1/15/16                                5,460,962
                                                          ---------------

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS ($56,428,785)        56,352,250
                                                          ---------------
CORPORATE BONDS & NOTES (15.1%)
   4,037,000    Chase Manhattan Corp., 10.13%, 11/1/00          4,383,298
   2,500,000    Corestates Capital Corp., 9.63%, 2/15/01        2,706,805
   2,775,000    Firstar Bank Milwaukee, 6.25%, 12/1/02          2,842,363
   3,200,000    General Electric Capital Corp., 6.29%,
                  12/15/07                                      3,272,352
   4,000,000    McDonald's Corp., 6.00%, 6/23/02                4,096,004
   2,750,000    Merrill Lynch & Co., Inc., 5.32%,
                  5/30/01                                       2,742,811
   3,475,000    Newell Co., 6.18%, 7/11/00                      3,516,887
   2,300,000    Philip Morris Cos., Inc., 6.15%, 3/15/00        2,326,910
   2,750,000    Racers, Series 1998-MM-8-3, 5.16% V/R,
                  1/20/99(b)                                    2,750,228
   1,500,000    Transamerica Financal, 6.41%, 6/20/00           1,513,519
   1,000,000    Transamerica Financial, 6.36%, 6/26/00          1,008,379
   4,750,000    Tyco International Ltd., 6.50%, 11/1/01         4,869,296
   2,650,000    U.S. Bank N.A. North Dakota, 5.29% V/R,
                  6/20/01                                       2,639,617
   2,000,000    USAA Capital Corp., 5.97%, 8/4/99               2,004,862

See Notes to Schedules of Investments and Notes to Financial Statements
                                                           CORE TRUST (DELAWARE)

 SCHEDULES OF INVESTMENTS (UNAUDITED)  (CONTINUED)             NOVEMBER 30, 1998

--------------------------------------------------------------------------------

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE
-----------------------------------------------------------------
                   STABLE INCOME PORTFOLIO (continued)
-----------------------------------------------------------------

CORPORATE BONDS & NOTES (continued)

   3,400,000    V.F. Corp., 9.50%, 5/1/01                 $     3,734,832
                                                          ---------------

TOTAL CORPORATE BONDS & NOTES (COST $43,855,974)               44,408,163
                                                          ---------------
GOVERNMENT AGENCY BONDS & NOTES (7.2%)
   2,000,000    FHLB, 7.11%, 7/8/99                             2,023,474
  18,000,000    FHLB, 5.57%, 8/17/00                           18,198,360
   1,000,000    FNMA, 8.70%, 6/10/99                            1,018,320
                                                          ---------------

TOTAL GOVERNMENT AGENCY BONDS & NOTES (COST $21,025,877)
                                                               21,240,154
                                                          ---------------
MORTGAGE BACKED SECURITIES (8.0%)
FHLMC (0.5%)
     191,604    Pool 410220, 7.46% V/R, 10/1/25                   193,330
     867,458    Pool 845151, 7.40% V/R, 6/1/22                    903,250
     314,827    Pool 846367, 7.66% V/R, 4/1/29                    319,387
                                                          ---------------
TOTAL FHLMC (COST $1,400,428)                                   1,415,967
                                                          ---------------
FNMA (4.4%)
   1,287,665    Pool 155506, 7.20% V/R, 4/1/22                  1,354,714
   6,549,948    Pool 160334, 6.93% V/R, 3/1/01                  6,722,061
   2,423,004    Pool 190815, 5.46% V/R, 7/1/17                  2,478,419
     532,784    Pool 220706, 7.26% V/R, 6/1/23                    560,750
     689,382    Pool 318464, 7.31% V/R, 4/1/25                    717,344
     631,865    Pool 321051, 7.45% V/R, 8/1/25                    657,898
     248,273    Pool 331866, 7.51% V/R, 12/1/25                   258,570
     252,383    Pool 46698, 7.01% V/R, 12/1/15                    261,686
                                                          ---------------

TOTAL FNMA (COST $12,811,014)                                  13,011,442
                                                          ---------------
SBA (3.1%)
     107,748    Pool 500025, 8.13% V/R, 12/25/10                  112,866
      56,200    Pool 500276, 10.13% V/R, 5/25/07                   60,275
     123,520    Pool 500299, 9.88% V/R, 6/25/07                   129,388
      96,386    Pool 500569, 10.13% V/R, 6/25/08                  103,133
     524,696    Pool 500664, 8.13% V/R, 3/25/04                   539,665
     613,384    Pool 500806, 6.50% V/R, 2/25/14                   628,719
     426,980    Pool 500957, 8.50% V/R, 7/25/14                   454,734
     110,473    Pool 501017, 6.63% V/R, 9/25/14                   113,235
     463,384    Pool 501224, 7.00% V/R, 6/25/15                   477,286
      58,988    Pool 501973, 9.88% V/R, 12/25/01                   60,611
     237,916    Pool 502083, 8.13% V/R, 11/25/04                  243,567
     129,104    Pool 502241, 8.13% V/R, 4/25/03                   130,396
     262,231    Pool 502583, 9.48% V/R, 9/25/03                   272,393
      78,331    Pool 502966, 9.48% V/R, 5/25/15                    86,625
     183,943    Pool 502974, 8.63% V/R, 1/25/10                   195,367
     695,600    Pool 503405, 8.63% V/R, 5/25/16                   762,551
   2,099,494    Pool 503611, 7.88% V/R, 12/27/21                2,252,341
   1,325,107    Pool 503658, 9.13% V/R, 9/27/10                 1,426,179
   1,112,025    Pool 503664, 8.73% V/R, 1/25/13                 1,195,759
                                                          ---------------

TOTAL SBA (COST $9,404,430)                                     9,245,090
                                                          ---------------

TOTAL MORTGAGE BACKED SECURITIES (COST $23,615,872)            23,672,499
                                                          ---------------
 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE
-----------------------------------------------------------------
                   STABLE INCOME PORTFOLIO (continued)
-----------------------------------------------------------------
MUNICIPAL BONDS & NOTES (7.1%)
   3,300,000    Connecticut State, GO Bonds, Taxable
                  Series A, 5.70%, 1/15/01                $     3,364,175
   2,740,000    Cow Creek Band, 6.20%, 7/1/03(b)                2,805,521
   3,145,000    Denver, CO, City and County SD #1,
                  Educational Facilities RV, Taxable
                  Pension, School Facilities Lease,
                  AMBAC insured, 6.34%, 12/15/00                3,215,699
   4,000,000    New York State, GO Bonds, Series C,
                  6.13%, 3/1/02                                 4,144,728
   5,000,000    New York City, GO Bonds, Series K,
                  6.10%, 8/1/01                                 5,154,330
   1,870,000    Washington State, GO Bonds, State
                  Housing Trust Fund, Series T, 6.60%,
                  1/1/01                                        1,931,463
     170,000    York County, PA, Tax-Exempt Economic
                  Development RV, 5.45%, 12/30/98                 170,129
                                                          ---------------

TOTAL MUNICIPAL BONDS & NOTES (COST $20,210,022)               20,786,045
                                                          ---------------
REPURCHASE AGREEMENT (9.2%)
  27,006,503    NationsBanc Montgomery Securities, Inc.,
                  5.50%, 12/1/98, to be repurchased at
                  $27,010,629 (cost $27,006,503)(d)            27,006,503
                                                          ---------------
U.S. TREASURY NOTES (11.7%)
  33,000,000    8.50%, 2/15/00 (cost $34,084,647)(c)           34,464,375
                                                          ---------------

TOTAL INVESTMENTS (100.0%) (COST $293,118,645)            $   294,703,397
                                                          ---------------
                                                          ---------------
-----------------------------------------------------------------
                     MANAGED FIXED INCOME PORTFOLIO
-----------------------------------------------------------------
ASSET BACKED SECURITIES (12.2%)
   4,000,000    Chevy Chase Master Credit Card Trust,
                  Series 1998-A B, 5.68%, 10/16/06        $     3,955,624
   1,800,000    ContiMortgage Home Equity Loan Trust,
                  Series 1997-4, 6.63% V/R, 9/15/16             1,798,983
   2,441,000    EQCC Home Equity Loan Trust,
                  Series 1996-2 A4, 7.50%, 6/15/21              2,557,855
   4,900,000    EQCC Home Equity Loan Trust,
                  Series 1997-2A9, 6.81%, 8/15/28               5,117,658
   1,169,290    First Merchants Auto Receivables Corp.,
                  Series 1996-A A2, 6.70%, 7/17/00              1,178,113
   1,000,000    GE Capital Mortgage Services, Inc.,
                  Series 1997 HE-2 A7, 7.12%, 6/25/27           1,051,780
   9,732,935    Green Tree Financial Corp., Series
                  1997-7 A8, 6.86%, 9/15/16                     9,863,308
     616,375    Green Tree Home Improvement Loan Trust,
                  Series 1995-F A4, 6.15%, 1/15/21                625,116
   3,000,000    Keystone Home Improvement Loan Trust,
                  Series 1997-P2 IA3, 6.99%, 4/25/14            3,014,532
   2,300,000    Keystone/Lehman Title I Loan Trust
                  1996-2, 7.45%, 11/25/10                       2,404,749
   3,300,000    Loop Funding Master Trust I,
                  Series 1997-A144 B1, 5.62% V/R,
                  12/26/07(b)                                   3,260,298
   6,693,000    Oakwood Mortgage Investors Inc.,
                  Series 1995-A A3, 7.10%, 9/15/20              6,983,958

See Notes to Schedules of Investments and Notes to Financial Statements
                                                           CORE TRUST (DELAWARE)

 SCHEDULES OF INVESTMENTS (UNAUDITED)  (CONTINUED)             NOVEMBER 30, 1998

--------------------------------------------------------------------------------

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE
-----------------------------------------------------------------
               MANAGED FIXED INCOME PORTFOLIO (continued)
-----------------------------------------------------------------

ASSET BACKED SECURITIES (continued)

   5,518,000    Rental Car Finance Corp. Series 1997-1
                  B3, 6.70%, 9/25/07                      $     5,581,805
                                                          ---------------

TOTAL ASSET BACKED SECURITIES (COST $46,564,425)               47,393,779
                                                          ---------------
COLLATERALIZED MORTGAGE OBLIGATIONS (12.1%)
   1,287,342    American Housing Trust, Series VI I-I,
                  9.15%, 5/25/20                                1,367,659
   1,500,000    Asset Securitization Corp., Series
                  1997-D4 A1C, 7.42%, 4/14/29                   1,637,918
   1,646,445    CMC Securities Corp. II, Series 1993-2I
                  A2, 6.67% V/R, 9/25/23                        1,653,566
   2,672,693    FAMC Series CS-1012 1, 7.06% V/R,
                  7/25/02                                       2,772,920
     750,000    FHLMC, Series 1832 D, 6.50%, 6/15/08              764,638
     320,278    FNMA, Series 1988-5 Z, 9.20%, 3/25/18             335,432
   1,499,555    First Plus Home Loan Trust, Series
                  1996-2 A6, 7.85%, 8/20/13                     1,546,611
   2,925,416    Independent National Mortgage Corp.,
                  Series 1994-V M, 8.30%, 12/25/24              2,991,136
   1,303,047    L.F. Rothschild Mortgage Trust, Series
                  2Z, 9.95%, 8/1/17                             1,421,390
     626,879    MLMI, Inc., Series 1994-I, 7.88% V/R,
                  1/25/05                                         629,591
   5,000,000    MLMI, Inc., Series 1997-C1 A3, 7.12%,
                  6/18/29                                       5,366,525
   2,150,000    RFMSI, Series 1994-S13 A2, 7.00%,
                  5/25/24                                       2,160,051
     258,061    RTC, Series 1991-M5 A, 9.00%, 3/25/17             260,031
   1,511,485    RTC, Series 1992-4 A2, 7.45% V/R,
                  7/25/28                                       1,514,334
   1,960,127    RTC, Series 1995-1 A2C, 7.50%, 10/25/28         1,967,135
   1,000,000    RTC, Series 1995-1 A2D, 7.50%, 10/25/28         1,010,898
   1,000,000    RTC, Series 1995-2 A1C, 7.45%, 5/25/29          1,016,775
     651,265    Vendee Mortgage Trust, Series 1992-2 2D,
                  7.75%, 12/15/14                                 657,449
   3,927,693    Vendee Mortgage Trust, Series 1992-2 G,
                  7.25% V/R, 2/15/19                            4,122,071
   3,250,000    Vendee Mortgage Trust, Series 1995-1C
                  3E, 8.00%, 7/15/18                            3,348,018
   5,500,000    Vendee Mortgage Trust, Series 1996-2 1E,
                  6.75%, 5/15/20                                5,643,588
   3,000,000    Vendee Mortgage Trust, Series 1997-1 2C,
                  7.50%, 9/15/17                                3,070,302
   1,500,000    Vendee Mortgage Trust, Series 1997-1 2D,
                  7.50%, 1/15/19                                1,545,147
                                                          ---------------

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST
  $46,226,858)                                                 46,803,185
                                                          ---------------
CORPORATE BONDS & NOTES (35.9%)
     600,000    Applied Materials, Inc., 6.70%, 9/6/05            620,392
   5,400,000    Applied Materials, Inc., 7.00%, 9/6/05          5,703,167
   1,700,000    Bausch & Lomb, Inc., 6.56%, 8/12/26             1,779,854
   3,600,000    Cargill, Inc., 8.35%, 2/12/11                   3,996,000
     700,000    Charles Schwab Corp., 7.19%, 5/31/01              724,496
   2,000,000    Charles Schwab Corp., 6.25%, 1/23/03            2,029,040
   2,000,000    Charles Schwab Corp., 6.88%, 9/2/03             2,092,076
   3,400,000    Citicorp, 9.50%, 2/1/02                         3,742,676
 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE
-----------------------------------------------------------------
               MANAGED FIXED INCOME PORTFOLIO (continued)
-----------------------------------------------------------------

CORPORATE BONDS & NOTES (continued)

   1,500,000    Colonial Pipeline Co., 7.13%, 8/15/02     $     1,593,055
   2,236,331    Continental Airlines, Inc., 7.15%,
                  6/30/07                                       2,316,917
   2,500,000    Continental Airlines, Inc., 6.80%,
                  7/2/07                                        2,542,762
   2,175,000    Corestates Capital Corp., 5.88%,
                  10/15/03                                      2,172,788
     750,000    Corestates Capital Corp., 6.00% V/R,
                  1/15/27(b)                                      725,501
   3,000,000    Dayton Hudson Co., 5.90%, 6/15/37               3,030,126
   1,000,000    El Paso Natural Gas, 7.75%, 1/15/02             1,057,600
     200,000    First Bank N.A., 6.00%, 10/15/03                  204,608
   1,300,000    First Bank Systems, Inc., 7.63%, 5/1/05         1,435,303
   2,500,000    First Bank Systems, Inc., 8.00%, 5/1/05         2,780,523
   3,000,000    Florida Residential Property & Casualty,
                  7.25%, 7/1/02(b)                              3,104,334
   1,700,000    Hyundai Semiconductor, 8.25%, 5/15/04(b)        1,416,205
   1,500,000    LG-Caltex Corp., 7.88%, 7/1/06(b)               1,035,525
   2,500,000    Lehman Brothers, Inc., 7.50%, 8/1/26            2,518,112
   5,065,000    Levi Strauss & Co., 6.80%, 11/1/03(b)           5,137,409
   2,500,000    Lincoln National Corp., 7.25%, 5/15/05          2,638,000
   2,000,000    May Department Stores, 9.88%, 6/15/00           2,127,834
   1,060,000    Nabisco, Inc., 6.00%, 2/15/11                   1,063,778
   5,635,000    Oracle Corp., 6.72%, 2/15/04                    5,882,207
   1,250,000    Paine Webber Group, Inc., 6.90%, 8/15/03        1,277,351
   2,650,000    Paine Webber Group, Inc., 6.45%, 12/1/03        2,661,130
   5,000,000    Pep Boys, 6.71%, 11/3/04                        5,092,560
   1,305,000    Petroliam Nasional Berhad, 6.63%,
                  10/18/01(b)                                   1,175,800
   2,750,000    Philip Morris Cos., Inc., 7.63%, 5/15/02        2,913,012
   2,500,000    Philip Morris Cos., Inc., 7.50%, 4/1/04         2,684,300
   2,709,000    Philips Electronics, 6.75%, 8/15/03             2,835,884
   2,000,000    Potomac Capital Investment Corp., 7.32%,
                  4/14/00                                       2,032,040
   2,450,000    Prudential Insurance Co., 7.65%, 7/1/07         2,673,207
   2,000,000    R & B Falcon Corp., 6.75%, 4/15/05              1,917,926
   3,000,000    Raytheon Co., 5.95%, 3/15/01                    3,042,366
   5,200,000    Reinsurance Group of America, 7.25%,
                  4/1/06(b)                                     5,625,023
   4,000,000    Reliastar Financial Corp., 7.13%, 3/1/03        4,149,264
   2,500,000    Reynolds & Reynolds, 7.00%, 12/15/06            2,690,928
   1,750,000    Royal Caribbean Cruises, 7.13%, 9/18/02         1,785,819
   3,325,000    Scholastic Corp., 7.00%, 12/15/03               3,476,660
   3,000,000    Susa Partnership LP, 8.20%, 6/1/17              3,024,528
   2,200,000    Terra Nova Holdings, 7.20%, 8/15/07             2,286,011
   3,000,000    Texas Utilities Co., 6.20%, 10/1/02(b)          3,066,933
   3,000,000    Tommy Hilfiger, 6.50%, 6/1/03                   2,959,626
   2,100,000    Transamerica Financial, 6.41%, 6/20/00          2,118,927
     750,000    Tyco International Ltd., 6.50% 11/1/01            768,836
   2,500,000    Tyco International Ltd., 6.38%, 1/15/04         2,563,433
   1,050,000    USA Waste Services, Inc., 7.00%, 10/1/04        1,110,656
     885,000    United Missouri Bancshares, 7.30%,
                  2/24/03                                         944,696
   1,000,000    Universal Corp., 9.25%, 2/15/01                 1,078,044
   6,500,000    Van Kampen CLO-I, 5.62% V/R, 10/8/07(b)         6,435,632
     250,000    Vastar Resources, Inc., 6.95%, 11/8/06            260,974
     850,000    Whitman Corp., 7.50%, 2/1/03                      904,522
   1,970,000    Whitman Corp., 7.29%, 9/15/26                   2,127,273
                                                          ---------------

TOTAL CORPORATE BONDS & NOTES (COST $136,856,752)             139,153,649
                                                          ---------------

See Notes to Schedules of Investments and Notes to Financial Statements
                                                           CORE TRUST (DELAWARE)

 SCHEDULES OF INVESTMENTS (UNAUDITED)  (CONTINUED)             NOVEMBER 30, 1998

--------------------------------------------------------------------------------

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE
-----------------------------------------------------------------
               MANAGED FIXED INCOME PORTFOLIO (continued)
-----------------------------------------------------------------
MORTGAGE BACKED SECURITIES (14.4%)
FHLMC (0.6%)
     333,625    Pool 410425, 7.87% V/R, 9/1/26            $       347,698
     140,460    Pool 410464, 7.65% V/R, 11/1/26                   141,842
   1,031,827    Pool 606279, 6.92% V/R, 2/1/15                  1,069,716
     944,481    Pool 846367, 7.76% V/R, 4/1/29                    958,161
                                                          ---------------

TOTAL FHLMC (COST $2,500,920)                                   2,517,417
                                                          ---------------
FNMA (12.9%)
   1,456,071    Pool 73272, 6.48%, 12/1/05                      1,522,223
   3,441,861    Pool 73919, 6.80%, 1/1/04                       3,612,437
     179,972    Pool 342042, 7.33% V/R, 6/1/25                    187,288
     561,474    Pool 344689, 7.48% V/R, 11/1/25                   584,714
     397,068    Pool 344692, 7.27% V/R, 10/1/25                   413,118
     287,953    Pool 347712, 7.40% V/R, 6/1/26                    299,785
   4,938,148    Pool 375168, 7.13% V/R, 6/1/04                  5,276,974
   5,896,242    Pool 402870, 6.50%, 1/1/28                      5,944,650
   5,389,985    Pool 408118, 6.50%, 1/1/28                      5,434,238
   4,752,391    Pool 415414, 6.50%, 2/1/28                      4,790,744
   8,614,074    Pool 415714, 6.00%, 4/1/28                      8,513,289
   4,723,192    Pool 417648, 6.00%, 2/1/13                      4,733,253
   7,132,075    Pool 421825, 6.50%, 4/3/28                      7,185,567
   1,642,594    Pool 440148, 6.50%, 1/1/26                      1,655,850
                                                          ---------------

TOTAL FNMA (COST $49,297,056)                                  50,154,130
                                                          ---------------
GNMA (0.9%)
          58    Pool 665, 7.50%, 5/15/01                               59
         850    Pool 2218, 6.50%, 12/15/02                            860
   3,318,837    Pool 473917, 7.00%, 4/15/28                     3,401,808
                                                          ---------------

TOTAL GNMA (COST $3,374,133)                                    3,402,727
                                                          ---------------

TOTAL MORTGAGE BACKED SECURITIES (COST $55,172,109)            56,074,274
                                                          ---------------
MUNICIPAL BONDS & NOTES (2.1%)
   3,500,000    Denver, CO, City and County SD #1,
                  Educational Facilities RV, Taxable
                  Pension, School Facilities Lease,
                  AMBAC insured, 6.67%, 12/15/04                3,705,905
   3,805,000    Hudson County, NJ, Import Authority
                  Facilities, Leasing RV, FSA insured,
                  7.40%, 12/1/25                                4,307,081
                                                          ---------------

TOTAL MUNICIPAL BONDS & NOTES (COST $7,409,751)                 8,012,986
                                                          ---------------
U.S. TREASURY OBLIGATIONS (16.4%)
U.S. TREASURY NOTES (5.6%)
   9,000,000    U.S. Treasury Notes, 7.88%,11/15/04            10,442,817
  10,000,000    U.S. Treasury Notes, 7.00%, 7/15/06            11,378,130
                                                          ---------------
TOTAL U.S. TREASURY NOTES (COST $21,966,094)                   21,820,947
                                                          ---------------

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE
-----------------------------------------------------------------
               MANAGED FIXED INCOME PORTFOLIO (continued)
-----------------------------------------------------------------

U.S. TREASURY OBLIGATIONS (continued)

U.S. TREASURY BONDS (10.8%)
  34,550,000    U.S. Treasury Bonds, 6.75%, 8/15/26(c)
                  (cost $39,198,804)                      $    41,697,531
                                                          ---------------

TOTAL U.S. TREASURY OBLIGATIONS (COST $61,164,898)             63,518,478
                                                          ---------------
REPURCHASE AGREEMENTS (6.9%)
  26,947,260    NationsBanc Montgomery Securities, Inc.,
                  5.50%, 12/1/98, to be repurchased at
                  $26,951,377 (cost $26,947,260)(d)            26,947,260
                                                          ---------------

TOTAL INVESTMENTS (100.0%) (COST $380,342,053)            $   387,903,611
                                                          ---------------
                                                          ---------------
-----------------------------------------------------------------
                     POSITIVE RETURN BOND PORTFOLIO
-----------------------------------------------------------------
U.S. TREASURY BONDS (82.7%)
  58,525,000    6.00%, 2/15/26(c)                         $    64,395,818
  56,075,000    6.50%, 11/15/26(c)                             65,747,938
  31,750,000    6.63%, 2/15/27(c)                              37,832,125
  34,600,000    6.38%, 8/15/27(c)                              40,136,000
                                                          ---------------

TOTAL U.S. TREASURY BONDS (COST $184,565,157)                 208,111,881
                                                          ---------------
REPURCHASE AGREEMENT (17.3%)
  43,463,734    NationsBanc Montgomery Securities, Inc.,
                  5.50%, 12/1/98, to be repurchased at
                  $43,470,373 (cost $43,463,734)(d)            43,463,734
                                                          ---------------

TOTAL INVESTMENTS (100.0%) (COST $228,028,891)            $   251,575,615
                                                          ---------------
                                                          ---------------
-----------------------------------------------------------------
                     STRATEGIC VALUE BOND PORTFOLIO
-----------------------------------------------------------------
ASSET BACKED SECURITIES (8.1%)
   3,000,000    Aesop Funding II LLC, Series 1998-1 A,
                  6.14%, 5/20/06                          $     3,049,335
   3,500,000    Chevy Chase Master Credit Card Trust,
                  Series 1998-6 A, 5.54% V/R, 9/15/04           3,461,172
   2,000,000    Dollar Thrifty Rent A Car, 6.70%,
                  9/25/07                                       2,023,126
   3,237,000    EQCC Home Equity Loan Trust,
                  Series 1998-1 A6F, 6.25%, 12/15/07            3,257,150
   2,919,881    Green Tree Financial Corp., Series
                  1997-7 A8, 6.86%, 9/15/16                     2,958,992
   2,000,000    Loop Funding Master Trust, Series
                  1997-AER B1, 5.62% V/R, 12/26/07(b)           1,975,938
   2,000,000    Oakwood Mortgage Investors, Inc.,
                  Series 1995-A A3, 7.10% V/R, 9/15/20          2,086,944
   1,171,873    Sequoia Mortgage Trust, Series 2 A1,
                  6.42% V/R, 10/25/24                           1,161,075
                                                          ---------------

TOTAL ASSET BACKED SECURITIES (COST $19,862,456)               19,973,732
                                                          ---------------
COLLATERALIZED MORTGAGE OBLIGATIONS (9.1%)
   1,500,000    Bear Stearns Structured Securities,
                  Inc., Series 1997-2 1A2, 7.00%,
                  8/25/36                                       1,522,734
   1,943,777    FAMC, Series CS-1012 1, 7.06% V/R,
                  7/25/02                                       2,016,669

See Notes to Schedules of Investments and Notes to Financial Statements
                                                           CORE TRUST (DELAWARE)

 SCHEDULES OF INVESTMENTS (UNAUDITED)  (CONTINUED)             NOVEMBER 30, 1998

--------------------------------------------------------------------------------

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE
-----------------------------------------------------------------
               STRATEGIC VALUE BOND PORTFOLIO (continued)
-----------------------------------------------------------------

COLLATERALIZED MORTGAGE OBLIGATIONS (continued)

   2,500,000    FHLMC Structured Pass Through
                  Securities, Series T-8 A4, 7.00%,
                  8/15/13                                 $     2,561,550
   2,300,000    GNMA, Series 1998-14 PD, 6.00%, 6/20/23         2,319,263
   4,000,000    MLMI, Inc., Series 1997-C1 A3, 7.12%
                  V/R, 6/18/29                                  4,293,220
   1,571,077    Vendee Mortgage Trust, Series 1992-2 G,
                  7.25% V/r, 2/15/19                            1,648,828
   4,500,000    Vendee Mortgage Trust, Series 1994-1 2E,
                  6.50%, 1/15/17                                4,577,580
   3,500,000    Vendee Mortgage Trust, Series 1996-2 1E,
                  6.75%, 5/15/20                                3,591,375
                                                          ---------------

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST
  $22,158,747)                                                 22,531,219
                                                          ---------------
CORPORATE BONDS & NOTES (43.1%)
     750,000    AK Steel Corp., 9.13%, 12/15/06                   795,000
   1,250,000    American Standard Cos., Inc., 7.13%,
                  2/15/03(c)                                    1,257,504
   2,500,000    Applied Materials, Inc., 7.00%, 9/6/05          2,640,355
     525,000    Aramark Services, Inc., 6.75%, 8/1/04             528,240
   1,000,000    Atlas Air, Inc., 9.25%, 4/15/08(b)              1,002,500
   1,000,000    Barrett Resources Corp., 7.55%, 2/1/07          1,020,423
   2,000,000    Bausch & Lomb, Inc., 6.75%, 12/15/04            2,095,896
   2,000,000    Bear Stearns Co., Inc., 6.13%, 2/1/03           2,012,008
     500,000    Buckeye Technologies, Inc., 8.50%,
                  12/15/05                                        522,500
   1,000,000    Calenergy Co., Inc., 7.23%, 9/15/05             1,025,929
     500,000    Chancellor Media Group, 9.38%, 10/1/04            520,000
   3,000,000    Charles Schwab Corp., 6.88%, 9/2/03             3,138,114
   3,000,000    Continental Airlines, 6.80%, 7/2/07             3,051,315
   2,500,000    Corestates Capital Corp., 9.63%, 2/15/01        2,706,805
   2,500,000    Dayton Hudson Co., 5.90%, 6/15/37               2,525,105
   3,000,000    Equitable Life Assurance Society, 6.95%,
                  12/1/05(b)                                    3,178,857
   2,000,000    Farmers Exchange Capital, 7.20%,
                  7/15/48(b)                                    2,027,058
     500,000    Federal Mogul Corp., 7.50%, 7/1/04                496,435
   2,500,000    First Bank Systems, Inc., 8.00%, 7/2/04         2,780,523
   1,000,000    Fred Meyer, Inc., 7.38%, 3/1/05                 1,049,004
     500,000    GS Escrow Corp., 7.13%, 8/1/05(b)                 493,556
   2,000,000    Genfinance Luxembourg SA, 6.34%, 5/29/49        1,930,000
     500,000    HMH Properties, 7.88%, 8/1/05                     498,750
   1,000,000    Kroger Co., 8.15%, 7/17/06                      1,123,848
   2,000,000    Levi Strauss & Co., 6.80%, 11/1/03(b)           2,028,592
   2,500,000    Lincoln National Corp., 7.00%, 3/15/18          2,579,448
     500,000    Lyondell Petrochemical, 9.80%, 2/1/20             508,280
     750,000    MGM Grand, Inc., 6.95%, 2/1/05                    720,243
   1,000,000    Mallinckrodt, Inc., 6.30%, 3/15/01(b)           1,004,720
   2,500,000    Massachusetts Institute of Technology,
                  7.25%, 11/2/96                                2,972,390
   1,000,000    Nabisco, Inc., 6.00%, 2/15/11                   1,003,564
     500,000    Niagara Mohawk Power, 7.38%, 7/1/03               512,290
   1,000,000    Northwest Airlines Corp., 8.38%, 3/15/04        1,019,026
   2,225,000    Old Kent Financial Corp., 6.63%,
                  11/15/05                                      2,329,335
   2,500,000    Oracle Corp., 6.72%, 2/15/04                    2,609,675
     750,000    Outdoor Systems, Inc., 8.88%, 6/15/07             798,750
   1,000,000    Owens-Illinois, Inc., 7.85%, 5/15/04            1,041,011
   2,000,000    Pep Boys, 6.71%, 11/3/04                        2,037,024
 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE
-----------------------------------------------------------------
               STRATEGIC VALUE BOND PORTFOLIO (continued)
-----------------------------------------------------------------

CORPORATE BONDS & NOTES (continued)

   2,500,000    Philip Morris Cos., Inc., 7.50%, 4/1/04   $     2,684,300
   1,400,000    Potomac Capital Investmnt, 7.05%,
                  10/2/01                                       1,433,834
   1,250,000    Premier Parks, Inc., 9.25%, 4/1/06(c)           1,320,313
   1,750,000    Prudential Insurance Co., 7.65%, 7/1/07         1,909,433
   1,000,000    R & B Falcon Corp., 6.75%, 4/15/05(b)             958,963
     500,000    Randall's Food Markets, 9.38%, 7/1/07             542,500
   2,000,000    Raytheon Co., 5.95%, 3/15/01                    2,028,244
     500,000    Regal Cinemas, Inc., 9.50%, 6/1/08                527,500
   2,500,000    Reinsurance Group of America, 7.25%,
                  4/1/06(b)                                     2,724,525
   2,500,000    Reliastar Financial Corp., 7.13%, 3/1/03        2,593,290
   3,000,000    Royal Caribbean Cruises, 7.13%, 9/18/02         3,061,404
     500,000    Sinclair Broadcast Group, 8.75%,
                  12/15/05                                        507,500
   2,500,000    Susa Partnership LP, 8.20%, 6/1/17              2,520,440
   1,000,000    Teekay Shipping Corp., 8.32%, 2/1/08            1,002,500
   1,000,000    Tenet Healthcare Corp., 7.88%, 1/15/03          1,024,651
   2,500,000    Tenneco, Inc., 10.08%, 2/1/01                   2,714,267
   2,500,000    Terra Nova (U.K.) Holdings, 7.20%,
                  8/15/07                                       2,597,740
   1,875,000    Texas Utilities Co., 6.20%, 10/1/02(b)          1,916,833
   1,400,000    Tommy Hilfiger, 6.50%, 6/1/03                   1,381,158
   1,250,000    Tricon Global Restaurants, 7.65%,
                  5/15/08                                       1,294,067
   1,000,000    Triton Energy Ltd. Corp., 8.75%, 4/15/02          962,500
   2,500,000    United Telecommunications, Inc., 9.50%,
                  4/1/03                                        2,879,247
   3,500,000    Van Kampen, CLO-I, 5.62%, 10/8/07(b)            3,465,339
   1,000,000    Western Financial Savings, 8.50%, 7/1/03          845,586
   2,000,000    Whitman Corp., 7.29%, 9/15/26                   2,159,668
   2,000,000    Williams Cos., Inc., 6.13%, 2/15/02             2,036,024
                                                          ---------------

TOTAL CORPORATE BONDS & NOTES (COST $105,420,760)             106,675,899
                                                          ---------------
GOVERNMENT AGENCY BONDS & NOTES (4.2%)
   2,250,000    FNMA, 6.85%, 4/5/04                             2,419,821
   7,350,945    FNMA, 6.16%, 8/7/28                             7,974,313
                                                          ---------------

TOTAL GOVERNMENT AGENCY BONDS & NOTES (COST $9,227,858)
                                                               10,394,134
                                                          ---------------
INVESTMENT IN LIMITED PARTNERSHIP (0.3%)
     616,000    PPM America CBO II, 12/18/04 (cost
                  $616,000)                                       660,352
                                                          ---------------
MORTGAGE BACKED SECURITIES (18.6%)
FNMA (10.9%)
   1,966,778    Pool 73919, 6.80%, 1/1/04                       2,064,249
   1,975,259    Pool 375168, 7.13%, 6/1/04                      2,110,790
   2,984,894    Pool 380268, 6.20%, 5/2/05                      3,080,823
   3,224,508    Pool 402870, 6.50%, 1/1/28                      3,250,981
   1,959,995    Pool 408118, 6.50%, 1/3/28                      1,976,086
   2,475,204    Pool 415414, 6.50%, 2/1/28                      2,495,179
   3,911,118    Pool 415714, 6.00%, 4/1/28                      3,865,358
   3,022,843    Pool 417648, 6.00%, 2/1/13                      3,029,282
   5,046,215    Pool 429604, 6.00%, 6/1/28                      4,984,717
                                                          ---------------

TOTAL FNMA (COST $26,367,867)                                  26,857,465
                                                          ---------------

See Notes to Schedules of Investments and Notes to Financial Statements
                                                           CORE TRUST (DELAWARE)

 SCHEDULES OF INVESTMENTS (UNAUDITED)  (CONTINUED)             NOVEMBER 30, 1998

--------------------------------------------------------------------------------

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE
-----------------------------------------------------------------
               STRATEGIC VALUE BOND PORTFOLIO (continued)
-----------------------------------------------------------------

MORTGAGE BACKED SECURITIES (continued)

GNMA (7.7%)
   2,938,367    Pool 345066, 6.50%, 10/15/23              $     2,976,301
   2,881,217    Pool 346960, 6.50%, 12/15/23                    2,918,414
   2,695,600    Pool 354692, 6.50%, 11/15/23                    2,730,400
   3,253,279    Pool 361398, 6.50%, 1/15/24                     3,293,848
   3,354,617    Pool 366641, 6.50%, 11/15/23                    3,397,925
   3,605,249    Pool 473918, 7.00%, 5/22/28                     3,695,380
                                                          ---------------

TOTAL GNMA (COST $18,809,833)                                  19,012,268
                                                          ---------------
TOTAL MORTGAGE BACKED SECURITIES (COST $45,177,700)            45,869,733
                                                          ---------------
MUNICIPAL BONDS & NOTES (3.5%)
   2,000,000    Hudson County, NJ, Import Authority
                  Facilities, Leasing RV, FSA Insured,
                  7.40%, 12/1/25                                2,263,906
   3,160,000    New York City, GO Bonds, Series K,
                  6.10%, 8/1/01                                 3,257,537
   1,045,000    Washington State, GO Bonds, State
                  Housing Trust Fund, Series T, 6.60%,
                  1/1/03                                        1,101,085
   2,010,000    Western Minnesota, Power Agency RV,
                  Series A, AMBAC Insured, 6.33%, 1/1/02        2,066,822
                                                          ---------------

TOTAL MUNICIPAL BONDS & NOTES (COST $8,287,371)                 8,689,350
                                                          ---------------
REPURCHASE AGREEMENT (3.2%)
   8,001,860    NationsBanc Montgomery Securities, Inc.,
                  5.50%, 12/1/98, to be repurchased at
                  $8,003,083 (cost $8,001,860)(d)               8,001,860
                                                          ---------------
U.S. TREASURY OBLIGATIONS (9.9%)
   5,000,000    U.S. Treasury Note, 7.00%, 7/15/06              5,689,065
  15,500,000    U.S. Treasury Bond, 6.75%, 8/15/26(c)          18,706,563
                                                          ---------------

TOTAL U.S. TREASURY OBLIGATIONS (COST $23,489,141)             24,395,628
                                                          ---------------

TOTAL INVESTMENTS (100.0%) (COST $242,241,893)            $   247,191,907
                                                          ---------------
                                                          ---------------
-----------------------------------------------------------------
                             INDEX PORTFOLIO
-----------------------------------------------------------------
COMMON STOCKS (97.3%)
AGRICULTURAL PRODUCTION--CROPS (0.1%)
      38,000    Pioneer Hi-Bred International, Inc.       $     1,137,625
                                                          ---------------
AMUSEMENT & RECREATION SERVICES (0.7%)
      15,900    Harrah's Entertainment, Inc.(a)                   247,444
     321,800    Walt Disney Co.                                10,357,937
                                                          ---------------
                                                               10,605,381
                                                          ---------------
APPAREL & ACCESSORY STORES (0.5%)
      61,700    Gap, Inc.                                       4,538,806
      35,800    Limited, Inc.                                   1,035,963
      23,400    Nordstrom, Inc.                                   871,650
      49,800    TJX Cos., Inc.                                  1,276,125
                                                          ---------------
                                                                7,722,544
                                                          ---------------
 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE
-----------------------------------------------------------------
                       INDEX PORTFOLIO (continued)
-----------------------------------------------------------------

COMMON STOCKS (continued)

APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS
(0.1%)
      10,400    Liz Claiborne, Inc.                       $       352,300
      19,100    V.F. Corp.                                        937,094
                                                          ---------------
                                                                1,289,394
                                                          ---------------
AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS (0.1%)
      24,000    Autozone, Inc.(a)                                 723,000
      10,100    Pep Boys--Manny, Moe & Jack                       142,662
                                                          ---------------
                                                                  865,662
                                                          ---------------
AUTOMOTIVE REPAIR, SERVICES & PARKING (0.0%)
      11,500    Ryder System, Inc.                                328,469
                                                          ---------------
BUILDING CONSTRUCTION--GENERAL CONTRACTORS & OPERATIVE
BUILDERS (0.1%)
       9,400    Centex Corp.                                      335,462
       6,200    Kaufman & Broad Home Corp.                        156,163
       6,800    Pulte Corp.                                       172,975
                                                          ---------------
                                                                  664,600
                                                          ---------------
BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS (0.9%)
     230,800    Home Depot, Inc.                               11,482,300
      55,200    Lowe's Cos., Inc.                               2,332,200
                                                          ---------------
                                                               13,814,500
                                                          ---------------
BUSINESS SERVICES (6.1%)
      56,400    3Com Corp.(a)                                   2,181,975
      10,500    Adobe Systems, Inc.(c)                            469,875
      34,400    Ascend Communications, Inc.(a)(c)               1,932,850
       7,400    Autodesk, Inc.                                    269,175
      47,300    Automatic Data Processing, Inc.                 3,642,100
      32,400    BMC Software, Inc.(a)                           1,654,425
      25,800    Cabletron Systems, Inc.(a)                        361,200
     134,800    Cendant Corp.(a)(c)                             2,561,200
      11,400    Ceridian Corp.(a)                                 741,712
      88,100    Computer Associates International, Inc.         3,898,425
      24,800    Computer Sciences Corp.                         1,416,700
      77,300    Electronic Data Systems Corp.(c)                3,014,700
      23,300    Equifax, Inc.(c)                                  966,950
      70,200    First Data Corp.                                1,873,462
      67,700    HBO & Co.                                       1,688,269
      26,100    IMS Health, Inc.                                1,732,387
      21,400    Interpublic Group of Cos., Inc.                 1,471,250
     387,100    Microsoft Corp.(a)(c)                          47,226,200
      55,500    Novell, Inc.(a)                                   919,219
      26,600    Omnicom Group, Inc.(c)                          1,421,438
     152,900    Oracle Corp.(a)                                 5,236,825
      42,800    Parametric Technology Co.(a)                      727,600
      36,200    PeopleSoft, Inc.(a)(c)                            744,363
       4,100    Shared Medical Systems Corp.(c)                   214,738
      59,600    Sun Microsystems, Inc.(a)                       4,414,125
      29,200    UST, Inc.                                       1,014,700
                                                          ---------------
                                                               91,795,863
                                                          ---------------

See Notes to Schedules of Investments and Notes to Financial Statements
                                                           CORE TRUST (DELAWARE)

 SCHEDULES OF INVESTMENTS (UNAUDITED)  (CONTINUED)             NOVEMBER 30, 1998

--------------------------------------------------------------------------------

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE
-----------------------------------------------------------------
                       INDEX PORTFOLIO (continued)
-----------------------------------------------------------------

COMMON STOCKS (continued)

CHEMICALS & ALLIED PRODUCTS (13.3%)
     241,900    Abbott Laboratories                       $    11,611,200
      36,400    Air Products & Chemicals, Inc.                  1,387,750
       8,700    Alberto Culver Co.                                222,937
      10,300    Allergan, Inc.                                    627,012
      13,600    Alza Corp.(a)                                     710,600
      41,400    Avon Products, Inc.                             1,681,875
      44,900    Baxter International, Inc.                      2,853,956
     156,300    Bristol-Myers Squibb Co.                       19,156,519
      16,400    Clorox Co.                                      1,821,425
      46,400    Colgate-Palmolive Co.                           3,973,000
      35,200    Dow Chemical Co.(c)                             3,427,600
     177,800    E.I. Du Pont de Nemours & Co.                  10,445,750
      12,400    Eastman Chemical Co.                              718,425
      20,400    Ecolab, Inc.                                      631,125
     173,000    Eli Lilly & Co.                                15,515,937
       5,400    FMC Corp.(a)                                      313,875
      11,600    Goodrich (B.F.) Co.                               440,075
       9,300    Great Lakes Chemical Corp.                        371,419
      14,900    Hercules, Inc.                                    489,837
      16,900    International Flavors & Fragrances,
                  Inc.(c)                                         707,687
     211,300    Johnson & Johnson                              17,168,125
      11,500    Mallinckrodt, Inc.                                371,594
     187,000    Merck & Co., Inc.                              28,961,625
      94,400    Monsanto Co.(c)                                 4,277,500
      20,500    Morton International, Inc.                        603,469
      10,400    Nalco Chemical Co.                                347,750
     205,300    Pfizer, Inc.                                   22,916,612
      79,800    Pharmacia & Upjohn, Inc.                        4,154,588
      27,800    PPG Industries, Inc.                            1,701,013
      24,800    Praxair, Inc.                                     947,050
     210,600    Procter & Gamble Co.                           18,453,825
      28,000    Rohm & Haas Co.(c)                                978,250
     115,300    Schering-Plough Corp.                          12,265,038
      27,100    Sherwin-Williams Co.                              768,963
      15,800    Sigma-Aldrich Corp.                               507,575
      21,300    Union Carbide Corp.(c)                            953,175
      11,900    W.R. Grace & Co.(a)                               196,350
     129,000    Warner-Lambert Co.                              9,739,500
                                                          ---------------
                                                              202,420,006
                                                          ---------------
COMMUNICATIONS (8.6%)
     283,800    AT&T Corp.(c)                                  17,684,287
      90,100    Airtouch Communications, Inc.(a)                5,152,594
      43,100    Alltel Corp.                                    2,284,300
     173,100    Ameritech Corp.(c)                              9,369,037
     244,000    Bell Atlantic Corp.(c)                         13,572,500
     154,500    BellSouth Corp.                                13,480,125
     112,500    CBS Corp.(a)(c)                                 3,353,906
      39,000    Clear Channel Communications, Inc.              1,823,250
      58,000    Comcast Corp., Class A(c)                       2,820,250
      26,900    Frontier Corp.                                    810,363
     151,400    GTE Corp.                                       9,386,800
      11,500    King World Productions, Inc.(a)                   313,375
      95,700    MediaOne Group, Inc.(a)                         3,875,850
      44,900    Nextel Communications, Inc.(a)(c)                 965,350
 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE
-----------------------------------------------------------------
                       INDEX PORTFOLIO (continued)
-----------------------------------------------------------------

COMMON STOCKS (continued)
COMMUNICATIONS (continued)

     311,800    SBC Communications, Inc.                  $    14,946,913
      67,500    Sprint Corp. (FON Group)                        4,910,625
      65,950    Sprint Corp. (PCS Group)(a)                     1,055,200
      82,200    Tele-Communications, Inc.(a)                    3,472,950
      78,800    US West, Inc.                                   4,905,300
     279,000    WorldCom, Inc.(a)                              16,461,000
                                                          ---------------
                                                              130,643,975
                                                          ---------------
DEPOSITORY INSTITUTIONS (7.2%)
      45,000    BB&T Corp.(c)                                   1,662,187
     117,400    Bank of New York Co., Inc.                      4,020,950
     183,896    Bank One Corp.                                  9,436,164
     272,957    BankAmerica Corp.                              17,793,385
      46,200    BankBoston Corp.                                1,923,075
      15,100    Bankers Trust New York Corp.                    1,313,700
     134,600    Chase Manhattan Corp.                           8,538,687
      24,500    Comerica, Inc.                                  1,580,250
      42,100    Fifth Third Bancorp                             2,794,388
     152,200    First Union Corp.(c)                            9,246,150
      89,200    Fleet Financial Group, Inc.(c)                  3,718,525
       9,100    Golden West Financial Corp.(c)                    861,656
      33,200    Huntington Bancshares, Inc.                       983,550
      27,700    J.P. Morgan & Co., Inc.                         2,960,437
      69,100    KeyCorp                                         2,120,506
      40,900    Mellon Bank Corp.                               2,574,144
      23,900    Mercantile Bancorp                              1,053,094
      51,800    National City Corp.                             3,483,550
      17,500    Northern Trust Corp.                            1,413,125
      47,300    PNC Bank Corp.                                  2,438,906
      33,600    Regions Financial Corp.                         1,302,000
      17,000    Republic New York Corp.                           794,750
      25,300    State Street Corp.                              1,736,212
      27,300    Summit Bancorp                                  1,141,481
      32,800    Suntrust Banks, Inc.(c)                         2,289,850
      41,400    Synovus Financial Corp.                           913,388
     116,700    U.S. Bancorp                                    4,296,019
      20,000    Union Planters Corp.                              952,500
      32,400    Wachovia Corp.                                  2,828,925
      93,160    Washington Mutual, Inc.                         3,609,950
     254,300    Wells Fargo & Co.                               9,154,800
                                                          ---------------
                                                              108,936,304
                                                          ---------------
EATING & DRINKING PLACES (0.6%)
      21,900    Darden Restaurants, Inc.(c)                       346,294
     107,600    McDonald's Corp.                                7,538,725
      24,000    Tricon Global Restaurants, Inc.(a)              1,093,500
      20,000    Wendy's International, Inc.                       400,000
                                                          ---------------
                                                                9,378,519
                                                          ---------------
ELECTRIC, GAS & SANITARY SERVICES (3.4%)
      27,600    AES Corp.(a)                                    1,262,700
      21,600    Ameren Corp.(c)                                   889,650
      30,000    American Electric Power Co.(c)                  1,391,250
      23,400    Baltimore Gas & Electric Co.                      718,087
      27,300    Browning-Ferris Industries(c)                     805,350

See Notes to Schedules of Investments and Notes to Financial Statements
                                                           CORE TRUST (DELAWARE)

 SCHEDULES OF INVESTMENTS (UNAUDITED)  (CONTINUED)             NOVEMBER 30, 1998

--------------------------------------------------------------------------------

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE
-----------------------------------------------------------------
                       INDEX PORTFOLIO (continued)
-----------------------------------------------------------------

COMMON STOCKS (continued)
ELECTRIC, GAS & SANITARY SERVICES (continued)

      23,800    Carolina Power & Light Co.                $     1,103,725
      33,300    Central & Southwest Corp.                         915,750
      24,900    CINergy Corp.                                     860,606
      33,400    Coastal Corp.                                   1,164,825
      13,100    Columbia Energy Group                             743,425
      36,800    Consolidated Edison Co.                         1,869,900
      15,100    Consolidated Natural Gas Co.                      820,119
      22,800    DTE Energy Co.(c)                                 994,650
      30,900    Dominion Resources, Inc.                        1,427,194
      56,700    Duke Energy Corp.(c)                            3,547,294
       3,200    Eastern Enterprises                               129,800
      55,500    Edison International                            1,526,250
      51,800    Enron Corp.(c)                                  2,722,737
      38,700    Entergy Corp.(c)                                1,134,394
      28,500    FPL Group, Inc.                                 1,745,625
      37,300    FirstEnergy Corp.                               1,153,969
      20,100    GPU, Inc.(c)                                      880,631
      46,500    Houston Industries, Inc.(c)                     1,470,563
      51,800    Laidlaw, Inc.                                     514,762
      17,800    New Century Energies, Inc.                        855,512
      29,500    Niagara Mohawk Power Corp.(a)                     453,562
       7,500    Nicor, Inc.                                       315,469
      23,800    Northern States Power Co.                         647,063
       4,900    Oneok, Inc.                                       170,581
      23,800    PP&L Resources, Inc.                              650,038
      60,000    Pacific Gas & Electric Co.                      1,856,250
      46,700    PacifiCorp                                        875,625
      35,000    Peco Energy Co.                                 1,404,375
       5,500    People's Energy Corp.                             207,281
      36,500    Public Service Enterprise Group, Inc.           1,423,500
      37,900    Sempra Energy                                     949,869
      17,300    Sonat, Inc.                                       513,594
     109,600    Southern Co.                                    3,233,200
      43,900    Texas Utilities Co.                             1,956,294
      89,800    Waste Management, Inc.(c)                       3,850,175
      66,800    Williams Cos., Inc.                             1,924,675
                                                          ---------------
                                                               51,080,319
                                                          ---------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
EQUIPMENT (8.1%)
      34,300    AMP, Inc.                                       1,659,262
      22,600    Advanced Micro Devices, Inc.                      625,737
       4,400    Aeroquip-Vickers, Inc.                            160,050
      13,500    Andrew Corp.(a)                                   216,000
      18,200    Cooper Industries, Inc.                           894,075
      69,200    Emerson Electric Co.                            4,498,000
     511,100    General Electric Co.                           46,254,550
      23,700    General Instrument Corp.(a)                       666,562
      12,500    Harris Corp.                                      474,219
     263,900    Intel Corp.                                    28,402,237
      22,200    LSI Logic Corp.(a)                                344,100
     206,600    Lucent Technologies, Inc.                      17,780,513
      14,400    Maytag Corp.                                      779,400
      33,400    Micron Technology, Inc.(a)                      1,379,838
      94,000    Motorola, Inc.                                  5,828,000
 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE
-----------------------------------------------------------------
                       INDEX PORTFOLIO (continued)
-----------------------------------------------------------------

COMMON STOCKS (continued)
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT (continued)

      25,800    National Semiconductor Corp.(a)           $       370,875
       6,500    National Service Industries                       251,063
     102,400    Northern Telecom Ltd.(c)                        4,780,800
      13,200    Raychem Corp.                                     449,625
      11,800    Scientific-Atlanta, Inc.                          228,625
      30,500    Tellabs, Inc.(a)                                1,648,906
      61,300    Texas Instruments, Inc.(c)                      4,681,788
       8,900    Thomas & Betts Corp.(c)                           385,481
      11,900    Whirlpool Corp.                                   666,400
                                                          ---------------
                                                              123,426,106
                                                          ---------------
ENGINEERING, ACCOUNTING, RESEARCH, MANAGEMENT & RELATED SERVICES (0.2%)
      26,800    Dun & Bradstreet Corp.(c)                         809,025
       7,200    EG&G, Inc.                                        201,150
      25,600    Paychex, Inc.                                   1,273,600
                                                          ---------------
                                                                2,283,775
                                                          ---------------
FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT
(0.8%)
       4,800    Ball Corp.                                        205,200
      10,800    Crane Co.                                         348,975
      19,500    Crown Cork & Seal Co., Inc.                       658,125
      27,100    Fortune Brands, Inc.                              923,094
     176,400    Gillette Co.                                    8,103,375
      17,400    Parker-Hannifin Corp.                             604,650
       9,300    Snap-On, Inc.                                     316,200
      13,900    Stanley Works                                     424,819
                                                          ---------------
                                                               11,584,438
                                                          ---------------
FOOD & KINDRED PRODUCTS (5.5%)
       5,700    Adolph Coors Co.                                  283,575
      75,700    Anheuser-Busch Cos., Inc.                       4,589,312
      94,100    Archer Daniels Midland Co.                      1,729,088
      45,200    Bestfoods, Inc.                                 2,627,250
      10,700    Brown-Forman Corp.                                778,425
      70,500    Campbell Soup Co.                               4,027,312
     387,300    Coca-Cola Co.                                  27,135,206
      64,400    Coca-Cola Enterprises, Inc.                     2,435,125
      76,600    Conagra, Inc.                                   2,408,113
      24,400    General Mills, Inc.                             1,842,200
      56,900    Heinz (H.J.) Co.                                3,317,981
      22,500    Hershey Foods Corp.                             1,513,125
      64,000    Kellogg Co.                                     2,344,000
     231,400    PepsiCo, Inc.                                   8,952,287
      21,400    Quaker Oats Co.                                 1,313,425
      51,000    RJR Nabisco Holdings Corp.                      1,469,438
      49,000    Ralston-Ralston Purina Group                    1,705,813
      73,400    Sara Lee Corp.                                  4,284,725
      54,400    Seagram Co. Ltd.                                1,866,600
     100,600    Unilever N.V.(c)                                7,777,638
      18,200    Wrigley (Wm) Jr. Co.(c)                         1,603,875
                                                          ---------------
                                                               84,004,513
                                                          ---------------

See Notes to Schedules of Investments and Notes to Financial Statements
                                                           CORE TRUST (DELAWARE)

 SCHEDULES OF INVESTMENTS (UNAUDITED)  (CONTINUED)             NOVEMBER 30, 1998

--------------------------------------------------------------------------------

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE
-----------------------------------------------------------------
                       INDEX PORTFOLIO (continued)
-----------------------------------------------------------------

COMMON STOCKS (continued)

FOOD STORES (0.7%)
      38,700    Albertson's, Inc.(c)                      $     2,208,318
      43,100    American Stores Co.                             1,446,544
       6,000    Great Atlantic & Pacific Tea Co.                  163,875
      40,300    Kroger Co.(a)(c)                                2,138,419
      76,300    Safeway, Inc.(a)                                4,029,594
      23,400    Winn-Dixie Stores, Inc.(c)                        943,312
                                                          ---------------
                                                               10,930,062
                                                          ---------------
FURNITURE & FIXTURES (0.1%)
      53,400    Masco Corp.                                     1,541,925
                                                          ---------------
GENERAL MERCHANDISE STORES (2.9%)
      17,200    Consolidated Stores Corp.(a)                      369,800
      69,000    Dayton Hudson Corp.                             3,105,000
      17,500    Dillards, Inc.                                    601,562
      29,100    Dollar General Corp.                              692,944
      33,100    Federated Department Stores, Inc.(a)(c)         1,379,856
      24,200    Fred Meyer, Inc.(a)                             1,231,175
      11,100    Harcourt General, Inc.(c)                         574,425
      39,700    J.C. Penney Co., Inc.                           2,183,500
      77,300    KMart Corp.(a)(c)                               1,178,825
      24,800    Kohl's Corp.(a)                                 1,219,850
      36,300    May Department Stores Co.                       2,189,344
      61,600    Sears, Roebuck & Co.                            2,922,150
      21,300    Venator Group, Inc.(a)                            167,738
     351,200    Wal-Mart Stores, Inc.(c)                       26,449,750
                                                          ---------------
                                                               44,265,919
                                                          ---------------
HEALTH SERVICES (0.4%)
     101,400    Columbia/HCA Healthcare Corp.                   2,496,975
      27,300    HCR Manor Care, Inc.(a)                           866,775
      66,400    HEALTHSOUTH Corp.(a)(c)                           892,250
      48,400    Tenet Healthcare Corp.(a)                       1,430,825
                                                          ---------------
                                                                5,686,825
                                                          ---------------
HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION-- CONTRACTORS (0.2%)
      12,400    Fluor Corp.                                       530,875
       6,400    Foster Wheeler Corp.                              109,600
      68,900    Halliburton Co.                                 2,023,937
                                                          ---------------
                                                                2,664,412
                                                          ---------------
HOLDING & OTHER INVESTMENT OFFICES (0.1%)
      49,100    Conseco, Inc.                                   1,626,438
                                                          ---------------
HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES (0.0%)
      15,700    Circuit City Stores(c)                            568,144
                                                          ---------------
HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGING PLACES (0.2%)
      80,200    Hilton Hotels Corp.(c)                          1,744,350
      39,300    Marriott International, Inc.                    1,154,437
      28,200    Mirage Resorts, Inc.(a)                           419,475
                                                          ---------------
                                                                3,318,262
                                                          ---------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT (7.2%)
      21,200    Apple Computer, Inc.(a)(c)                        677,075
 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE
-----------------------------------------------------------------
                       INDEX PORTFOLIO (continued)
-----------------------------------------------------------------

COMMON STOCKS (continued)
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT (continued)

      57,600    Applied Materials, Inc.(a)                $     2,232,000
      49,900    Baker Hughes, Inc.                                913,794
      14,600    Black & Decker Corp.                              791,137
       3,700    Briggs & Stratton Corp.                           186,619
      15,600    Brunswick Corp.                                   343,200
      11,700    Case Corp.                                        283,725
      57,300    Caterpillar, Inc.(c)                            2,832,769
     244,200    Cisco Systems, Inc.(a)                         18,406,575
     262,500    Compaq Computer Corp.                           8,531,250
       6,000    Cummins Engine Co., Inc.                          222,750
      21,000    Danaher Corp.                                     958,125
       7,800    Data General Corp.(a)                             141,375
      38,500    Deere & Co.(c)                                  1,345,094
     198,900    Dell Computer Corp.(a)                         12,095,606
      35,000    Dover Corp.                                     1,246,875
      78,500    EMC Corp.(c)                                    5,691,250
      24,500    Gateway 2000, Inc.(a)(c)                        1,375,062
       7,500    Harnischfeger Industries, Inc.                     75,000
     163,300    Hewlett-Packard Co.                            10,247,075
     146,600    IBM Corp.(c)                                   24,189,000
      25,900    Ingersoll-Rand Co.                              1,212,444
       9,300    McDermott International, Inc.                     249,356
       6,100    Milacron, Inc.                                    123,525
      19,500    Pall Corp.(c)                                     453,375
      43,100    Pitney Bowes, Inc.                              2,413,600
      38,200    Seagate Technology, Inc.(a)                     1,126,900
      29,700    Silicon Graphics, Inc.(a)                         363,825
      15,800    Tandy Corp.                                       711,988
      26,600    Tenneco, Inc.                                     947,625
       9,800    Timken Co.                                        188,650
     101,255    Tyco International Ltd.(c)                      6,663,845
      39,900    Unisys Corp.(a)                                 1,137,150
                                                          ---------------
                                                              108,377,639
                                                          ---------------
INSURANCE AGENTS, BROKERS & SERVICES (0.3%)
      26,500    Aon Corp.(c)                                    1,527,062
      26,200    Humana, Inc.(a)                                   519,088
      40,100    Marsh & McLennan Cos., Inc.                     2,333,319
                                                          ---------------
                                                                4,379,469
                                                          ---------------
INSURANCE CARRIERS (4.7%)
      22,700    Aetna, Inc.                                     1,754,994
     130,100    Allstate Corp.                                  5,301,575
      39,700    American General Corp.                          2,796,369
     165,000    American International Group, Inc.             15,510,000
      33,300    CIGNA Corp.                                     2,591,156
      26,000    Chubb Corp.                                     1,821,625
      26,200    Cincinnati Financial Corp.                      1,023,437
     359,100    Citigroup, Inc.(c)                             18,022,331
      11,900    General Re Corp.                                2,778,650
      36,700    Hartford Financial Services Group               2,025,381
      16,700    Jefferson-Pilot Corp.                           1,139,775
      15,800    Lincoln National Corp.                          1,322,262
      18,000    Loews Corp.                                     1,800,000
      15,600    MBIA, Inc.                                      1,010,100

See Notes to Schedules of Investments and Notes to Financial Statements
                                                           CORE TRUST (DELAWARE)

 SCHEDULES OF INVESTMENTS (UNAUDITED)  (CONTINUED)             NOVEMBER 30, 1998

--------------------------------------------------------------------------------

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE
-----------------------------------------------------------------
                       INDEX PORTFOLIO (continued)
-----------------------------------------------------------------

COMMON STOCKS (continued)
INSURANCE CARRIERS (continued)

      17,800    MGIC Investment Corp.(c)                  $       782,088
      11,400    Progressive Corp.(c)                            1,691,475
      21,200    Provident Cos., Inc.(c)                           814,875
      14,900    Providian Financial Corp.                       1,368,006
      22,200    Safeco Corp.(c)                                   953,213
      37,100    St. Paul Cos., Inc.(c)                          1,307,775
      33,000    SunAmerica, Inc.                                2,615,250
      22,000    Torchmark Corp.                                   836,000
      30,700    United Healthcare Corp.                         1,385,338
      21,700    UNUM Corp.(c)                                   1,169,088
                                                          ---------------
                                                               71,820,763
                                                          ---------------
LUMBER & WOOD PRODUCTS, EXCEPT FURNITURE (0.0%)
      17,300    Louisiana-Pacific Corp.                           294,100
                                                          ---------------
MEASURING, ANALYZING, & CONTROLLING INSTRUMENTS; PHOTOGRAPHIC, MEDICAL &
OPTICAL GOODS (1.9%)
       8,800    Bard (C.R.), Inc.                                 403,150
       8,800    Bausch & Lomb, Inc.                               488,400
      38,800    Becton, Dickinson & Co.                         1,649,000
      17,600    Biomet, Inc.(c)                                   673,200
      30,800    Boston Scientific Corp.(a)(c)                   1,524,600
      50,700    Eastman Kodak Co.                               3,678,919
      23,700    Guidant Corp.(c)                                2,033,756
      19,800    Honeywell, Inc.(c)                              1,582,762
      13,300    Johnson Controls, Inc.                            769,737
      13,600    KLA-Tencor Corp.(a)                               463,250
      73,800    Medtronic, Inc.                                 4,995,337
       6,900    Millipore Corp.                                   194,063
       7,700    Perkin-Elmer Corp.                                718,025
       6,900    Polaroid Corp.(c)                                 146,625
      53,200    Raytheon Co.                                    2,945,950
      13,200    St. Jude Medical, Inc.(a)                         383,625
       7,500    Tektronix, Inc.                                   201,094
      26,100    Thermo Electron Corp.(a)(c)                       440,438
      51,700    Xerox Corp.(c)                                  5,557,750
                                                          ---------------
                                                               28,849,681
                                                          ---------------
METAL MINING (0.3%)
      58,600    Barrick Gold Corp.(c)                           1,172,000
      36,100    Battle Mountain Gold Co.                          169,219
      14,700    Cyprus Amax Minerals Co.                          167,212
      28,300    Freeport-McMoRan Copper & Gold, Inc.
                  Class B                                         369,669
      33,100    Homestake Mining Co.(c)                           355,825
      51,200    Newmont Mining Corp.                            1,017,600
      39,200    Placer Dome, Inc.                                 570,850
                                                          ---------------
                                                                3,822,375
                                                          ---------------
MISCELLANEOUS MANUFACTURING INDUSTRIES (0.2%)
      20,700    Hasbro, Inc.(c)                                   725,794
      18,600    ITT Industries, Inc.                              669,600
       5,800    Jostens, Inc.                                     135,937
      45,900    Mattel, Inc.                                    1,586,419
 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE
-----------------------------------------------------------------
                       INDEX PORTFOLIO (continued)
-----------------------------------------------------------------

COMMON STOCKS (continued)
MISCELLANEOUS MANUFACTURING INDUSTRIES (continued)

       1,300    NACCO Industries, Inc.                    $       113,181
                                                          ---------------
                                                                3,230,931
                                                          ---------------
MISCELLANEOUS RETAIL (0.9%)
      61,100    CVS Corp.                                       3,016,812
      34,000    Costco Cos., Inc.(a)(c)                         2,133,500
       6,100    Longs Drug Stores, Inc.                           217,312
      40,600    Rite Aid Corp.(c)                               1,882,825
      45,800    Staples, Inc.(a)                                1,600,138
      41,600    Toys R Us, Inc.(a)(c)                             821,600
      78,200    Walgreen Co.(c)                                 4,198,363
                                                          ---------------
                                                               13,870,550
                                                          ---------------
MOTION PICTURES (0.1%)
      34,100    Unicom Corp.(c)                                 1,285,144
                                                          ---------------
NONDEPOSITORY CREDIT INSTITUTIONS (2.6%)
      71,700    American Express Co.                            7,174,481
      54,400    Associates First Capital Corp.                  4,236,400
      10,400    Capital One Financial Corp.                     1,144,000
      17,500    Countrywide Credit Industries, Inc.               866,250
     106,600    FHLMC(c)                                        6,449,300
     162,900    FNMA                                           11,850,975
      77,400    Household International, Inc.                   3,028,275
     118,000    MBNA Corp.                                      2,677,125
      26,300    SLM Holding Corp.(c)                            1,157,200
       9,900    Transamerica Corp.                              1,051,875
                                                          ---------------
                                                               39,635,881
                                                          ---------------
OIL & GAS EXTRACTION (0.5%)
      18,800    Anadarko Petroleum Corp.                          529,925
      15,500    Apache Corp.                                      356,500
      27,900    Burlington Resources, Inc.                        993,938
       7,900    Helmerich & Payne, Inc.                           136,275
      55,400    Occidental Petroleum Corp.                      1,121,850
      16,700    Oryx Energy Co.(a)                                230,669
      13,400    Rowan Cos., Inc.(a)                               131,487
      85,500    Schlumberger Ltd.                               3,820,781
      39,400    Union Pacific Resources Group, Inc.               440,788
                                                          ---------------
                                                                7,762,213
                                                          ---------------
PAPER & ALLIED PRODUCTS (1.4%)
      18,300    Avery Dennison Corp.                              877,256
       8,400    Bemis Co., Inc.                                   317,625
       8,900    Boise Cascade Corp.                               282,019
      15,000    Champion International Corp.                      623,437
      34,600    Fort James Corp.(c)                             1,353,725
      14,700    Georgia-Pacific Group                             834,225
      21,300    IKON Office Solutions, Inc.                       207,675
      48,300    International Paper Co.(c)                      2,098,031
      86,000    Kimberly-Clark Corp.                            4,525,750
      16,300    Mead Corp.                                        494,094
      63,400    Minnesota Mining & Manufacturing Co.            5,091,812
       8,800    Temple-Inland, Inc.                               472,450
      10,800    Union Camp Corp.                                  698,625

See Notes to Schedules of Investments and Notes to Financial Statements
                                                           CORE TRUST (DELAWARE)

 SCHEDULES OF INVESTMENTS (UNAUDITED)  (CONTINUED)             NOVEMBER 30, 1998

--------------------------------------------------------------------------------

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE
-----------------------------------------------------------------
                       INDEX PORTFOLIO (continued)
-----------------------------------------------------------------

COMMON STOCKS (continued)
PAPER & ALLIED PRODUCTS (continued)

      15,900    Westvaco Corp.                            $       447,188
      31,300    Weyerhaeuser Co.                                1,568,913
      17,600    Willamette Industries, Inc.                       614,900
                                                          ---------------
                                                               20,507,725
                                                          ---------------
PERSONAL SERVICES (0.1%)
      16,000    H & R Block, Inc.                                 719,000
      40,400    Service Corp. International                     1,509,950
                                                          ---------------
                                                                2,228,950
                                                          ---------------
PETROLEUM REFINING & RELATED INDUSTRIES (5.8%)
      14,300    Amerada Hess Corp.                                793,650
     149,900    Amoco Corp.                                     8,834,731
      12,000    Ashland, Inc.                                     583,500
      50,500    Atlantic Richfield Co.                          3,358,250
     102,800    Chevron Corp.                                   8,596,650
     383,000    Exxon Corp.                                    28,748,937
       7,500    Kerr-McGee Corp.                                  296,250
     122,800    Mobil Corp.                                    10,583,825
       7,500    Pennzoil Co.                                      278,437
      40,600    Phillips Petroleum Co.                          1,705,200
     336,800    Royal Dutch Petroleum Co.                      15,829,600
      14,700    Sunoco Inc.                                       497,963
      84,200    Texaco, Inc.                                    4,846,763
      48,400    USX-Marathon Group, Inc.                        1,373,350
      38,000    Unocal Corp.                                    1,287,250
                                                          ---------------
                                                               87,614,356
                                                          ---------------
PHARMACEUTICAL PREPARATIONS (0.9%)
     206,700    American Home Products Corp.                   11,006,775
      39,900    Amgen, Inc.(a)                                  3,002,475
                                                          ---------------
                                                               14,009,250
                                                          ---------------
PRIMARY METAL INDUSTRIES (0.5%)
      35,800    Alcan Aluminum Ltd.(c)                            953,175
      31,000    Allegheny Teledyne, Inc.(c)                       637,438
      29,400    Aluminum Co. of America(c)                      2,179,275
       6,200    Asarco, Inc.                                      120,125
      20,400    Bethlehem Steel Corp.(a)                          168,300
      22,700    Engelhard Corp.                                   438,394
      26,100    Inco Ltd.                                         301,781
      13,800    Nucor Corp.                                       579,600
       9,200    Phelps Dodge Corp.(c)                             521,525
      11,300    Reynolds Metals Co.                               620,087
      13,800    USX-US Steel Group, Inc.                          337,237
      15,200    Worthington Industries, Inc.                      185,250
                                                          ---------------
                                                                7,042,187
                                                          ---------------
PRINTING, PUBLISHING & ALLIED INDUSTRIES (1.6%)
      11,100    American Greetings Corp.                          469,669
      12,700    Deluxe Corp.                                      441,325
      14,700    Dow Jones & Co., Inc.                             702,844
      44,700    Gannett Co., Inc.                               2,885,944
      12,400    Knight-Ridder, Inc.                               637,825
      15,600    McGraw-Hill Cos., Inc.                          1,396,200
 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE
-----------------------------------------------------------------
                       INDEX PORTFOLIO (continued)
-----------------------------------------------------------------

COMMON STOCKS (continued)
PRINTING, PUBLISHING & ALLIED INDUSTRIES (continued)

       8,300    Meredith Corp.                            $       322,144
      13,900    Moore Corp. Ltd.                                  152,031
      29,800    New York Times Co.                                925,662
      21,900    R.R. Donnelley & Sons Co.                         929,381
      94,200    Time Warner, Inc.                               9,961,650
      13,600    Times Mirror Co.                                  797,300
      19,100    Tribune Co.                                     1,224,787
      56,200    Viacom, Inc., Class B(a)(c)                     3,740,813
                                                          ---------------
                                                               24,587,575
                                                          ---------------
RAILROAD TRANSPORTATION (0.5%)
      74,300    Burlington Northern Santa Fe Corp.(c)           2,526,200
      34,300    CSX Corp.                                       1,429,881
      59,600    Norfolk Southern Corp.                          1,810,350
      38,800    Union Pacific Corp.(c)                          1,886,650
                                                          ---------------
                                                                7,653,081
                                                          ---------------
RUBBER & MISCELLANEOUS PLASTICS PRODUCTS (0.5%)
       6,300    Armstrong World Industries                        419,737
      12,100    Cooper Tire & Rubber Co.(c)                       236,706
      24,600    Goodyear Tire & Rubber Co.                      1,396,050
      39,200    Illinois Tool Works, Inc.(c)                    2,491,650
      45,200    Nike, Inc., Class B(c)                          1,808,000
       8,900    Reebok International Ltd.(a)                      141,844
      23,600    Rubbermaid, Inc.                                  780,275
      13,100    Sealed Air Corp.(a)                               578,038
       9,100    Tupperware Corp.                                  158,681
                                                          ---------------
                                                                8,010,981
                                                          ---------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES (1.1%)
      17,800    Bear Stearns Cos.                                 747,600
      41,900    Charles Schwab Corp.                            2,362,112
      39,700    Franklin Resources, Inc.                        1,697,175
      18,500    Lehman Brothers Holding, Inc.                     923,844
      54,700    Merrill Lynch & Co., Inc.                       4,102,500
      92,000    Morgan Stanley Dean Witter & Co.                6,417,000
                                                          ---------------
                                                               16,250,231
                                                          ---------------
STONE, CLAY, GLASS & CONCRETE PRODUCTS (0.2%)
      36,400    Corning, Inc.                                   1,460,550
      25,500    Newell Co.(c)                                   1,128,375
       8,500    Owens Corning                                     317,156
      24,400    Owens-Illinois, Inc.(a)                           783,850
                                                          ---------------
                                                                3,689,931
                                                          ---------------
TEXTILE MILL PRODUCTS (0.0%)
      11,300    Fruit of the Loom, Inc.(a)                        166,675
       5,700    Russell Corp.(c)                                  135,731
       2,900    Springs Industries, Inc., Class A                 112,919
                                                          ---------------
                                                                  415,325
                                                          ---------------
TOBACCO PRODUCTS (1.4%)
     382,100    Philip Morris Cos., Inc.                       21,373,719
                                                          ---------------

See Notes to Schedules of Investments and Notes to Financial Statements
                                                           CORE TRUST (DELAWARE)

 SCHEDULES OF INVESTMENTS (UNAUDITED)  (CONTINUED)             NOVEMBER 30, 1998

--------------------------------------------------------------------------------

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE
-----------------------------------------------------------------
                       INDEX PORTFOLIO (continued)
-----------------------------------------------------------------

COMMON STOCKS (continued)

TRANSPORTATION BY AIR (0.4%)
      28,700    AMR Corp.(a)                              $     1,892,406
      23,800    Delta Airlines, Inc.(c)                         1,277,763
      23,200    FDX Corp.(a)                                    1,505,100
      52,700    Southwest Airlines Co.                          1,133,050
      14,800    U.S. Air Group, Inc.(a)                           769,600
                                                          ---------------
                                                                6,577,919
                                                          ---------------
TRANSPORTATION EQUIPMENT (2.9%)
      88,100    Allied-Signal, Inc.                             3,876,400
     158,700    Boeing Co.                                      6,447,187
      25,900    Dana Corp.                                      1,010,100
      11,200    Eaton Corp.                                       765,100
       5,400    Fleetwood Enterprises, Inc.                       181,912
     190,300    Ford Motor Co.                                 10,514,075
      19,900    General Dynamics Corp.                          1,155,444
     102,700    General Motors Corp.                            7,189,000
      30,800    Lockheed Martin Corp.                           3,195,500
      10,600    Navistar International Corp.(a)                   274,275
      10,800    Northrop Grumman Corp.                            877,500
      12,200    Paccar, Inc.                                      555,100
      30,100    Rockwell International Corp.                    1,473,019
      19,100    TRW, Inc.                                       1,051,694
      25,700    Textron, Inc.                                   1,996,569
      35,800    United Technologies Corp.(c)                    3,837,312
                                                          ---------------
                                                               44,400,187
                                                          ---------------
WHOLESALE TRADE--DURABLE GOODS (0.1%)
      28,100    Genuine Parts Co.                                 925,544
      15,400    Grainger (W.W.), Inc.(c)                          650,650
       4,500    Potlatch Corp.                                    170,156
                                                          ---------------
                                                                1,746,350
                                                          ---------------
WHOLESALE TRADE--NONDURABLE GOODS (0.3%)
      31,350    Cardinal Health, Inc.(c)                        2,151,394
      19,000    Supervalu, Inc.                                   490,437
      53,000    Sysco Corp.                                     1,427,688
                                                          ---------------
                                                                4,069,519
                                                          ---------------

TOTAL COMMON STOCKS (COST $877,042,607)                     1,476,090,012
                                                          ---------------
CORPORATE NOTES (0.1%)
   2,000,000    NationsBank Corp., 5.43% V/R, 7/1/04
                  (cost $1,988,583)                             1,983,110
                                                          ---------------
REPURCHASE AGREEMENT (2.4%)
  36,086,650    NationsBanc Montgomery Securities, Inc.,
                  5.50%, 12/1/98 to be repurchased at
                  $36,092,163 (cost $36,086,650)(d)            36,086,650
                                                          ---------------
U.S. TREASURY BILLS (0.2%)
     785,000    U.S. Treasury Bills, 5.05% yield,
                  4/29/99                                         771,053
 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE
-----------------------------------------------------------------
                       INDEX PORTFOLIO (continued)
-----------------------------------------------------------------

U.S. TREASURY BILLS (continued)

   1,450,000    U.S. Treasury Bills, 4.24% yield,
                  9/16/99                                 $     1,401,541
                                                          ---------------

TOTAL U.S. TREASURY BILLS (COST $2,170,804)                     2,172,594
                                                          ---------------

TOTAL INVESTMENTS (100.0%) (COST $917,288,644)            $ 1,516,332,366
                                                          ---------------
                                                          ---------------
FINANCIAL FUTURES CONTRACTS(e)

                                                                UNREALIZED
POSITION     CONTRACTS                   INDEX                  GAIN (LOSS)
---------  -------------  -----------------------------------  -------------
Long               134    S&P 500 Futures, Expiring December
                            18, 1998 (notional value
                            $38,943,750)                       $   3,350,800

-----------------------------------------------------------------
                         INCOME EQUITY PORTFOLIO
-----------------------------------------------------------------
COMMON STOCKS (97.1%)
BUSINESS SERVICES (1.9%)
     608,900    IMS Health, Inc.                          $    40,415,737
                                                          ---------------
CHEMICALS & ALLIED PRODUCTS (13.9%)
     850,500    E.I. Du Pont de Nemours & Co.                  49,966,875
     520,750    Johnson & Johnson                              42,310,937
     287,400    Merck & Co., Inc.                              44,511,075
   1,604,800    Morton International, Inc.(c)                  47,241,300
     530,400    Pfizer, Inc.                                   59,205,900
     554,800    Procter & Gamble Co.(c)                        48,614,350
                                                          ---------------
                                                              291,850,437
                                                          ---------------
COMMUNICATIONS (5.6%)
   1,113,200    AT&T Corp.(c)                                  69,366,275
     782,600    GTE Corp.                                      48,521,200
                                                          ---------------
                                                              117,887,475
                                                          ---------------
DEPOSITORY INSTITUTIONS (4.3%)
     470,650    J.P. Morgan & Co., Inc.                        50,300,719
   1,067,850    U.S. Bancorp                                   39,310,228
                                                          ---------------
                                                               89,610,947
                                                          ---------------
EATING & DRINKING PLACES (2.0%)
     602,750    McDonald's Corp.                               42,230,172
                                                          ---------------
ELECTRIC, GAS & SANITARY SERVICES (6.9%)
     543,000    Consolidated Natural Gas Co.                   29,491,687
     740,600    Pacific Gas & Electric Co.(c)                  22,912,313
     604,100    Public Service Enterprise Group, Inc.          23,559,900
     876,350    Texas Utilities Co.                            39,052,347
     679,832    Waste Management, Inc.(c)                      29,147,797
                                                          ---------------
                                                              144,164,044
                                                          ---------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
EQUIPMENT (11.5%)
   1,669,972    AMP, Inc.                                      80,784,895
     677,000    Emerson Electric Co.(c)                        44,005,000
     550,978    General Electric Co.                           49,863,509

See Notes to Schedules of Investments and Notes to Financial Statements
                                                           CORE TRUST (DELAWARE)

 SCHEDULES OF INVESTMENTS (UNAUDITED)  (CONTINUED)             NOVEMBER 30, 1998

--------------------------------------------------------------------------------

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE
-----------------------------------------------------------------
                   INCOME EQUITY PORTFOLIO (continued)
-----------------------------------------------------------------

COMMON STOCKS (continued)
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT (continued)

     783,146    Lucent Technologies, Inc.(c)              $    67,399,503
                                                          ---------------
                                                              242,052,907
                                                          ---------------
ENGINEERING, ACCOUNTING, RESEARCH, MANAGEMENT, & RELATED SERVICES (2.2%)
   1,563,600    Dun & Bradstreet Corp.(c)                      47,201,175
                                                          ---------------
FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT
(3.0%)
   1,836,600    Fortune Brands, Inc.                           62,559,189
                                                          ---------------
FOOD & KINDRED PRODUCTS (5.5%)
   1,662,640    PepsiCo, Inc.                                  64,323,385
     877,250    Sara Lee Corp.                                 51,209,469
                                                          ---------------
                                                              115,532,854
                                                          ---------------
GENERAL MERCHANDISE STORES (7.8%)
     965,800    Dayton Hudson Corp.(c)                         43,461,000
     738,400    J.C. Penney Co., Inc.(c)                       40,612,000
     729,500    May Department Stores Co.                      43,997,969
     773,830    Sears, Roebuck & Co.                           36,708,560
                                                          ---------------
                                                              164,779,529
                                                          ---------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT (3.2%)
   1,056,200    Hewlett-Packard Co.                            66,276,550
                                                          ---------------
INSURANCE CARRIERS (2.3%)
     686,750    American General Corp.                         48,372,953
                                                          ---------------
MEASURING, ANALYZING, & CONTROLLING INSTRUMENTS; PHOTOGRAPHIC, MEDICAL &
OPTICAL GOODS (4.1%)
     544,050    Eastman Kodak Co.                              39,477,628
     567,600    Honeywell, Inc.                                45,372,525
                                                          ---------------
                                                               84,850,153
                                                          ---------------
NONDEPOSITORY CREDIT INSTITUTIONS (4.3%)
     412,300    American Express Co.                           41,255,769
     470,900    Transamerica Corp.                             50,033,125
                                                          ---------------
                                                               91,288,894
                                                          ---------------
OIL & GAS EXTRACTION (1.0%)
     440,100    Schlumberger Ltd.                              19,666,969
                                                          ---------------
PAPER & ALLIED PRODUCTS (1.9%)
     497,150    Minnesota Mining & Manufacturing Co.           39,927,359
                                                          ---------------
PETROLEUM REFINING & RELATED INDUSTRIES (7.7%)
     538,200    Atlantic Richfield Co.                         35,790,300
     458,750    Chevron Corp.                                  38,362,969
     541,102    Exxon Corp.                                    40,616,469
     305,900    Mobil Corp.                                    26,364,756
     440,600    Royal Dutch Petroleum Co.                      20,708,200
                                                          ---------------
                                                              161,842,694
                                                          ---------------
 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE
-----------------------------------------------------------------
                   INCOME EQUITY PORTFOLIO (continued)
-----------------------------------------------------------------

COMMON STOCKS (continued)

PHARMACEUTICAL PREPARATIONS (2.4%)
     937,800    American Home Products Corp.              $    49,937,850
                                                          ---------------
PRINTING, PUBLISHING, & ALLIED INDUSTRIES (0.6%)
     371,800    Deluxe Corp.                                   12,920,050
                                                          ---------------
TOBACCO PRODUCTS (3.1%)
   1,176,550    Philip Morris Cos., Inc.                       65,813,266
                                                          ---------------
TRANSPORTATION EQUIPMENT (1.9%)
     369,300    United Technologies Corp.(c)                   39,584,344
                                                          ---------------

TOTAL COMMON STOCKS (COST $1,206,600,344)                   2,038,765,548
                                                          ---------------
REPURCHASE AGREEMENT (2.9%)
  60,475,583    NationsBanc Montgomery Securities, Inc.,
                  5.50%, 12/1/98, to be repurchased at
                  $60,484,822 (cost $60,475,583)(d)            60,475,583
                                                          ---------------

TOTAL INVESTMENTS (100.0%) (COST $1,267,075,927)          $ 2,099,241,131
                                                          ---------------
                                                          ---------------
-----------------------------------------------------------------
                      DISCIPLINED GROWTH PORTFOLIO
-----------------------------------------------------------------
COMMON STOCKS (98.0%)
APPAREL & ACCESSORY STORES (2.1%)
      97,300    Ross Stores, Inc.                         $     3,539,288
                                                          ---------------
APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS
(2.7%)
      76,830    Tommy Hilfiger Corp.(a)                         4,648,215
                                                          ---------------
BUSINESS SERVICES (10.1%)
      95,185    BMC Software, Inc.(a)                           4,860,384
     118,500    Oracle Corp.(a)                                 4,058,625
      75,372    Robert Half International, Inc.(a)(c)           3,542,484
     168,310    Unisys Corp.(a)                                 4,796,835
                                                          ---------------
                                                               17,258,328
                                                          ---------------
CHEMICALS & ALLIED PRODUCTS (7.5%)
      62,140    Amgen, Inc.(a)                                  4,676,035
      45,800    Schering-Plough Corp.                           4,871,975
     147,910    Solutia, Inc.                                   3,309,486
                                                          ---------------
                                                               12,857,496
                                                          ---------------
COMMUNICATIONS (5.6%)
      67,710    AT&T Corp.                                      4,219,179
      60,360    BellSouth Corp.                                 5,266,410
                                                          ---------------
                                                                9,485,589
                                                          ---------------
DOMESTIC DEPOSITORY INSTITUTIONS (7.1%)
      98,210    AmSouth Bank, N.A.                              4,149,373
      64,420    Comerica, Inc.                                  4,155,090
     141,020    Dime Bancorp, Inc.                              3,745,844
                                                          ---------------
                                                               12,050,307
                                                          ---------------

See Notes to Schedules of Investments and Notes to Financial Statements
                                                           CORE TRUST (DELAWARE)

 SCHEDULES OF INVESTMENTS (UNAUDITED)  (CONTINUED)             NOVEMBER 30, 1998

--------------------------------------------------------------------------------

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE
-----------------------------------------------------------------
                DISCIPLINED GROWTH PORTFOLIO (continued)
-----------------------------------------------------------------

COMMON STOCKS (continued)

EATING & DRINKING PLACES (2.3%)
     252,145    Darden Restaurants, Inc.(c)               $     3,987,043
                                                          ---------------
ELECTRIC, GAS & SANITARY SERVICES (2.5%)
      97,205    DTE Energy Co.(c)                               4,240,567
                                                          ---------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
EQUIPMENT (2.6%)
      52,430    Lucent Technologies, Inc.                       4,512,257
                                                          ---------------
FOOD & KINDRED PRODUCTS (5.0%)
     155,810    IBP, Inc.                                       3,953,679
      73,190    Quaker Oats Co.                                 4,492,036
                                                          ---------------
                                                                8,445,715
                                                          ---------------
FURNITURE & FIXTURES (1.8%)
     146,325    Herman Miller, Inc.                             3,109,406
                                                          ---------------
GENERAL MERCHANDISE STORES (6.0%)
     105,050    Dayton Hudson Corp.                             4,727,250
     209,450    TJX Cos., Inc.                                  5,367,156
                                                          ---------------
                                                               10,094,406
                                                          ---------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT (10.0%)
      80,400    Apple Computer, Inc.(a)(c)                      2,567,775
      63,110    EMC Corp.(a)                                    4,575,475
      89,280    Ingersoll-Rand Co.                              4,179,420
      75,270    Lexmark International Group, Inc.(a)            5,748,746
                                                          ---------------
                                                               17,071,416
                                                          ---------------
INSURANCE CARRIERS (6.7%)
      70,600    Allstate Corp.                                  2,876,950
      68,300    Jefferson-Pilot Corp.                           4,661,475
      52,020    PacifiCare Health Systems, Inc.(a)(c)           3,917,756
                                                          ---------------
                                                               11,456,181
                                                          ---------------
MISCELLANEOUS MANUFACTURING INDUSTRIES (2.1%)
     249,265    Johns Manville Corp.                            3,598,763
                                                          ---------------
OIL & GAS EXTRACTION (1.7%)
     118,000    Transocean Offshore, Inc.                       2,913,125
                                                          ---------------
PETROLEUM REFINING & RELATED INDUSTRIES (2.5%)
      57,350    Exxon Corp.                                     4,304,835
                                                          ---------------
PHARMACEUTICAL PREPARATIONS (5.6%)
     136,890    Mylan Laboratories, Inc.(c)                     4,543,037
      89,810    Watson Pharmaceuticals, Inc. (a)                4,838,514
                                                          ---------------
                                                                9,381,551
                                                          ---------------
PRINTING & PUBLICATIONS (2.4%)
      80,100    Knight Ridder, Inc.                             4,120,144
                                                          ---------------
TRANSPORTATION BY AIR (2.5%)
      64,140    AMR Corp.(a)                                    4,229,231
                                                          ---------------
TRANSPORTATION EQUIPMENT (7.4%)
      87,280    General Dynamics Corp.                          5,067,695
      78,695    Paccar, Inc.                                    3,580,623
 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE
-----------------------------------------------------------------
                DISCIPLINED GROWTH PORTFOLIO (continued)
-----------------------------------------------------------------

COMMON STOCKS (continued)
TRANSPORTATION EQUIPMENT (continued)

      72,820    Sundstrand Corp.                          $     3,932,280
                                                          ---------------
                                                               12,580,598
                                                          ---------------
WATER TRANSPORTATION(1.8%)
     101,340    Royal Caribbean Cruises Ltd.(c)                 3,078,203
                                                          ---------------

TOTAL COMMON STOCKS (COST $149,199,229)                       166,962,664
                                                          ---------------
REPURCHASE AGREEMENT (2.0%)
   3,427,716    NationsBanc Montgomery Securities, Inc.,
                  5.50% 12/1/98 to be repurchased at
                  $3,428,233 (cost $3,427,716)(d)               3,427,716
                                                          ---------------

TOTAL INVESTMENTS (100.0%) (COST $152,626,945)            $   170,390,380
                                                          ---------------
                                                          ---------------
-----------------------------------------------------------------
                     LARGE COMPANY GROWTH PORTFOLIO
-----------------------------------------------------------------
COMMON STOCKS (100.0%)
AMUSEMENT & RECREATION SERVICES (1.3%)
     492,590    Walt Disney Co.                           $    15,855,241
                                                          ---------------
APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS
(2.2%)
     477,800    Cintas Corp.                                   26,279,000
                                                          ---------------
BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS (5.2%)
     122,600    Fastenal Co.(c)                                 5,057,250
   1,157,978    Home Depot, Inc.(c)                            57,609,405
                                                          ---------------
                                                               62,666,655
                                                          ---------------
BUSINESS SERVICES (20.3%)
     273,900    Automatic Data Processing, Inc.(c)             21,090,300
     206,700    DST Systems, Inc.(a)(c)                        11,187,637
     323,000    First Data Corp.                                8,620,063
     392,975    Fiserv, Inc.(a)(c)                             17,364,583
   1,017,800    HBO & Co.                                      25,381,388
     622,400    IMS Health, Inc.                               41,311,800
     905,880    Microsoft Corp.(a)                            110,517,360
     342,200    Sungard Data Systems, Inc.(a)(c)               10,950,400
                                                          ---------------
                                                              246,423,531
                                                          ---------------
CHEMICALS & ALLIED PRODUCTS (11.4%)
     275,500    Merck & Co., Inc.                              42,668,062
     634,300    Pfizer, Inc.                                   70,803,738
     325,800    Warner-Lambert Co.                             24,597,900
                                                          ---------------
                                                              138,069,700
                                                          ---------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
EQUIPMENT (16.4%)
     780,000    Intel Corp.                                    83,947,500
     220,200    Lucent Technologies, Inc.                      18,950,962
     442,948    Molex, Inc., Class A                           14,285,073
     397,700    Solectron Corp.(a)                             26,322,769

See Notes to Schedules of Investments and Notes to Financial Statements
                                                           CORE TRUST (DELAWARE)

 SCHEDULES OF INVESTMENTS (UNAUDITED)  (CONTINUED)             NOVEMBER 30, 1998

--------------------------------------------------------------------------------

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE
-----------------------------------------------------------------
               LARGE COMPANY GROWTH PORTFOLIO (continued)
-----------------------------------------------------------------

COMMON STOCKS (continued)
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT (continued)

   1,990,900    Telefonaktiebolaget LM Ericsson, Series
                  B ADR(c)                                $    54,998,613
                                                          ---------------
                                                              198,504,917
                                                          ---------------
ENGINEERING, ACCOUNTING, RESEARCH, MANAGEMENT, & RELATED SERVICES (2.8%)
     319,200    Gartner Group, Inc.(a)                          6,902,700
     533,366    Paychex, Inc.(c)                               26,534,959
                                                          ---------------
                                                               33,437,659
                                                          ---------------
FOOD & KINDRED PRODUCTS (2.6%)
     442,800    Coca-Cola Co.(c)                               31,023,675
                                                          ---------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT (6.8%)
   1,094,775    Cisco Systems, Inc.(a)                         82,518,666
                                                          ---------------
INSURANCE CARRIERS (4.7%)
     611,343    American International Group, Inc.(c)          57,466,242
                                                          ---------------
MEASURING, ANALYZING, & CONTROLLING INSTRUMENTS; PHOTOGRAPHIC, MEDICAL &
OPTICAL GOODS (5.1%)
     908,700    Medtronic, Inc.                                61,507,630
                                                          ---------------
MISCELLANEOUS RETAIL (4.4%)
     184,000    MSC Industrial Direct Co., Inc.(a)(c)           4,381,500
     561,800    Office Depot, Inc.(a)(c)                       18,258,500
     870,250    Staples, Inc.(a)(c)                            30,404,359
                                                          ---------------
                                                               53,044,359
                                                          ---------------
OIL & GAS EXTRACTION (0.6%)
     169,300    Schlumberger Ltd.                               7,565,594
                                                          ---------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES (14.3%)
   1,535,250    Charles Schwab Corp.(c)                        86,549,719
     375,100    Donaldson, Lufkin & Jenrette, Inc.(c)          15,074,331
     972,400    Franklin Resources, Inc.(c)                    41,570,100
     852,100    T. Rowe Price(c)                               30,462,575
                                                          ---------------
                                                              173,656,725
                                                          ---------------
WHOLESALE TRADE--NONDURABLE GOODS (1.9%)
     337,900    Cardinal Health, Inc.(c)                       23,188,387
                                                          ---------------

TOTAL INVESTMENTS (100.0%) (COST $544,006,186)            $ 1,211,207,981
                                                          ---------------
                                                          ---------------
-----------------------------------------------------------------
                        SMALL CAP INDEX PORTFOLIO
-----------------------------------------------------------------
COMMON STOCKS (95.7%)
ADMINISTRATION OF ENVIRONMENTAL QUALITY & HOUSING PROGRAMS (0.1%)
       6,500    Dames & Moore, Inc.                       $        83,281
                                                          ---------------
AGRICULTURAL PRODUCTION--CROPS (0.6%)
      23,200    Chiquita Brands International, Inc.(c)            261,000
      13,600    Delta & Pine Land Co.                             515,100
                                                          ---------------
                                                                  776,100
                                                          ---------------
 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE
-----------------------------------------------------------------
                  SMALL CAP INDEX PORTFOLIO (continued)
-----------------------------------------------------------------

COMMON STOCKS (continued)

AMUSEMENT & RECREATION SERVICES (0.6%)
       9,200    Family Golf Centers, Inc.(a)(c)           $       189,100
      15,000    Grand Casinos, Inc.(a)(c)                         142,500
       9,300    Hollywood Park, Inc.(a)                            88,931
      11,300    Players International, Inc.(a)                     67,094
      11,200    Westwood One, Inc.(a)                             296,800
                                                          ---------------
                                                                  784,425
                                                          ---------------
APPAREL & ACCESSORY STORES (1.1%)
       9,100    AnnTaylor Stores Corp.(a)(c)                      299,731
       5,200    Ashworth, Inc.(a)                                  30,063
       9,800    Cato Corp.                                        132,913
       8,200    Dress Barn, Inc.(a)                               120,950
       7,500    Filene's Basement Corp.(a)                         15,000
       8,700    Footstar, Inc.(a)                                 212,063
      11,800    Goody's Family Clothing, Inc.(a)                  132,750
       8,600    Gymboree Corp.(a)                                  57,513
       4,900    J. Baker, Inc.                                     24,194
      10,700    Just For Feet, Inc.(a)                            242,088
       5,900    St. John Knits, Inc.                              118,000
                                                          ---------------
                                                                1,385,265
                                                          ---------------
APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS
(0.9%)
       8,000    Authentic Fitness Corp.                           128,000
       5,300    Cyrk, Inc.(a)                                      47,038
       3,000    Haggar Corp.                                       38,250
      12,200    Hartmarx Corp.(a)                                  71,675
       7,600    Kellwood Co.                                      205,200
      13,200    Nautica Enterprises, Inc.(a)                      259,875
       6,400    Oshkosh B'Gosh, Inc.                              153,600
       9,700    Phillips-Van Heusen Corp.                          67,900
       5,000    Pillowtex Corp.                                   168,750
                                                          ---------------
                                                                1,140,288
                                                          ---------------
AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS (0.4%)
       5,900    Discount Auto Parts, Inc.(a)                      147,131
       7,500    O'Reilly Automotive, Inc.(a)                      340,313
                                                          ---------------
                                                                  487,444
                                                          ---------------
AUTOMOTIVE REPAIR, SERVICES & PARKING (0.5%)
      13,000    Breed Technologies, Inc.(a)(c)                     87,750
      10,500    Central Parking Corp.(c)                          308,438
      21,100    Rollins Truck Leasing Corp.                       253,200
                                                          ---------------
                                                                  649,388
                                                          ---------------
BUILDING CONSTRUCTION--GENERAL CONTRACTORS & OPERATIVE BUILDERS (1.0%)
      19,700    D.R. Horton, Inc.                                 371,838
       6,500    MDC Holdings, Inc.                                119,438
       5,200    Ryland Group, Inc.                                138,125
       4,800    Southern Energy Homes, Inc.(a)                     33,600
      10,600    Standard Pacific Corp.                            103,350
      13,100    Toll Brothers, Inc.(a)                            318,494

See Notes to Schedules of Investments and Notes to Financial Statements
                                                           CORE TRUST (DELAWARE)

 SCHEDULES OF INVESTMENTS (UNAUDITED)  (CONTINUED)             NOVEMBER 30, 1998

--------------------------------------------------------------------------------

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE
-----------------------------------------------------------------
                  SMALL CAP INDEX PORTFOLIO (continued)
-----------------------------------------------------------------

COMMON STOCKS (continued)
BUILDING CONSTRUCTION--GENERAL CONTRACTORS & OPERATIVE BUILDERS (continued)

       4,900    U.S. Home Corp.(a)                        $       156,188
                                                          ---------------
                                                                1,241,033
                                                          ---------------
BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS (0.2%)
      10,300    Eagle Hardware & Garden, Inc.(a)(c)               290,331
                                                          ---------------
BUSINESS SERVICES (8.1%)
       7,500    ABM Industries, Inc.                              249,844
       8,000    ADVO, Inc.(a)                                     207,000
      18,700    Acxiom Corp.(a)(c)                                441,788
      15,100    American Management Systems, Inc.(a)(c)           445,450
       8,000    Analysts International Corp.                      135,000
       9,500    BISYS Group, Inc.(a)                              457,188
      10,000    Boole & Babbage, Inc.(a)                          316,250
       6,600    Catalina Marketing Corp.(a)                       384,450
      11,600    Cerner Corp.(a)(c)                                304,500
      19,000    Ciber, Inc.(a)(c)                                 428,688
      14,500    Cognex Corp.(a)                                   240,156
       7,400    Computer Task Group, Inc.                         199,800
       7,500    Envoy Corp.(a)(c)                                 299,063
       4,900    Fair, Isaac & Co., Inc.                           197,225
      11,200    FileNet Corp.(a)                                   95,900
       8,100    Gerber Scientific, Inc.                           205,031
      15,000    Harbinger Corp.(a)                                129,375
       6,700    Jack Henry & Associates, Inc.                     336,675
       9,100    HNC Software, Inc.(a)(c)                          300,300
      10,500    Hyperion Software Corp.(a)                        339,938
       4,000    Insurance Auto Auctions, Inc.(a)                   46,000
      16,700    Interim Services, Inc.(a)                         346,525
       2,900    Kronos, Inc.(a)                                   125,425
      14,100    Macromedia, Inc.(a)                               393,919
       6,100    Mercury Interactive Corp.(a)                      279,838
      13,700    Midway Games, Inc.(a)                             139,569
      11,100    National Computer Systems, Inc.                   364,913
      12,000    National Data Corp.                               448,500
       7,700    Network Equipment Technologies, Inc.(a)            85,663
       9,700    Norrell Corp.                                     154,594
       9,200    Platinum Software Corp.(a)                         97,750
       8,000    Primark Corp.                                     200,000
       6,200    Progress Software Corp.(a)                        157,325
      18,200    S3, Inc.(a)                                        97,825
      16,900    System Software Associates, Inc.(a)               116,188
       7,900    TCSI Corp.(a)                                      18,022
      14,100    Technology Solutions, Inc.(a)                     131,306
      15,900    True North Communications, Inc.                   447,188
      15,400    Vanstar Corp.(a)                                  183,838
       9,300    Vantive Corp.(a)                                   79,050
       5,300    Volt Information Sciences, Inc.(a)                123,556
       3,500    Wall Data, Inc.(a)                                 60,375
                                                          ---------------
                                                                9,810,990
                                                          ---------------
CHEMICALS & ALLIED PRODUCTS (4.9%)
      14,000    Advanced Tissue Sciences, Inc.(a)(c)               41,125
 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE
-----------------------------------------------------------------
                  SMALL CAP INDEX PORTFOLIO (continued)
-----------------------------------------------------------------

COMMON STOCKS (continued)
CHEMICALS & ALLIED PRODUCTS (continued)

      11,400    Alliance Pharmaceutical Corp.(a)          $        44,175
       9,000    Alpharma, Inc.                                    324,000
       7,900    Barr Laboratories, Inc.(a)                        333,775
       4,000    Biomatrix, Inc.(a)(c)                             194,250
       8,600    Cambrex Corp.                                     240,800
       6,700    ChemFirst, Inc.                                   126,463
       8,300    Geon Co.                                          184,675
       3,800    Hauser, Inc.(a)                                    17,575
       8,200    Immune Response Corp.(a)(c)                       106,600
      10,200    Jones Pharma, Inc.(c)                             367,200
       8,200    Lilly Industries, Inc., Class A                   153,238
      13,500    Liposome Co., Inc.(a)                             122,344
       9,300    Macdermid, Inc.(c)                                342,938
       3,700    McWhorter Technologies, Inc.(a)                    87,413
       9,400    MedImmune, Inc.(a)(c)                             628,625
       9,700    Mississippi Chemical Corp.                        152,775
      24,000    NBTY, Inc.(a)                                     147,000
       6,500    Natures Sunshine Product, Inc.                    101,563
      11,400    North American Vaccine, Inc.(a)(c)                109,725
       7,600    Noven Pharmaceuticals, Inc.(a)                     40,375
       8,500    OM Group, Inc.                                    307,594
       8,700    Parexel International Corp.(a)                    226,744
       2,600    Penford Corp.                                      39,163
       6,600    Protein Design Labs, Inc.(a)                      145,200
       3,100    Quaker Chemical Corp.                              53,281
      11,100    Roberts Pharmaceutical Corp.(a)                   271,950
      11,200    SEQUUS Pharmaceuticals, Inc.(a)                   221,200
       6,600    Scotts Co.(a)                                     238,838
       7,500    TheraTech, Inc.(a)(c)                             104,063
       4,900    USA Detergents, Inc.(a)(c)                         45,325
       9,000    Vertex Pharmaceuticals, Inc.(a)(c)                213,188
       8,000    W.H. Brady Co.                                    206,000
                                                          ---------------
                                                                5,939,180
                                                          ---------------
COMMUNICATIONS (0.7%)
      18,500    Brightpoint, Inc.(a)                              277,500
      17,600    General Communication, Inc.(a)                     71,500
       5,900    Metro Networks, Inc.(a)                           224,200
      22,900    Tel-Save Holdings, Inc.(a)(c)                     273,369
                                                          ---------------
                                                                  846,569
                                                          ---------------
CONSTRUCTION--SPECIAL TRADE CONTRACTORS (0.3%)
       9,800    Apogee Enterprises, Inc.                          121,275
       9,600    Insituform Technologies, Class A(a)               126,000
       5,900    Service Experts, Inc.(a)                          174,788
                                                          ---------------
                                                                  422,063
                                                          ---------------
DEPOSITORY INSTITUTIONS (7.8%)
       6,300    Anchor Bancorp Wisconsin                          126,788
      19,300    Astoria Financial Corp.(c)                        868,500
       5,400    Banknorth Group, Inc.                             180,225
       6,300    Carolina First Corp.                              157,106
       9,400    Centura Banks, Inc.                               639,200
       8,000    Commerce Bancorp, Inc.                            382,000
      20,800    Commercial Federal Corp.                          477,100

See Notes to Schedules of Investments and Notes to Financial Statements
                                                           CORE TRUST (DELAWARE)

 SCHEDULES OF INVESTMENTS (UNAUDITED)  (CONTINUED)             NOVEMBER 30, 1998

--------------------------------------------------------------------------------

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE
-----------------------------------------------------------------
                  SMALL CAP INDEX PORTFOLIO (continued)
-----------------------------------------------------------------

COMMON STOCKS (continued)
DEPOSITORY INSTITUTIONS (continued)

       7,900    Cullen/Frost Bankers, Inc.                $       423,638
      10,000    Downey Financial Corp.                            260,000
      10,600    First Midwest Bancorp, Inc.                       412,738
      10,600    FirstBank Puerto Rico                             290,175
      25,600    FirstMerit Corp.                                  672,000
      15,400    Hubco, Inc.                                       415,800
       3,500    JSB Financial, Inc.                               184,625
      18,200    Keystone Financial, Inc.                          589,225
       8,000    MAF Bancorp, Inc.                                 205,000
       6,200    Premier Bancshares, Inc.(c)                       144,925
       7,800    Queens County Bancorp, Inc.                       234,000
      10,900    Riggs National Corp.                              228,900
       7,300    Silicon Valley Bancshares(a)                      182,500
      14,400    St. Paul Bancorp, Inc.                            304,200
      12,000    Susquehanna Bancshares                            267,000
       9,545    TrustCo Bank Corp.                                267,260
       6,700    U.S. Trust Corp.                                  453,088
      15,100    UST Corp.                                         373,725
      15,200    United Bankshares, Inc.                           434,150
       8,000    Whitney Holding Corp.                             296,000
                                                          ---------------
                                                                9,469,868
                                                          ---------------
EATING & DRINKING PLACES (2.0%)
      10,800    Applebee's International, Inc.                    222,075
       6,500    CEC Entertainment, Inc.(a)                        192,563
      16,600    CKE Restaurants, Inc.(c)                          405,663
       7,100    Cheesecake Factory, Inc.(a)                       184,600
       7,400    Consolidated Products, Inc.(a)                    153,088
      13,900    Foodmaker, Inc.(a)                                269,313
       3,500    IHOP Corp.(a)                                     139,125
      10,800    Landry's Seafood Restaurants, Inc.(a)              87,750
       8,300    Luby's Cafeterias, Inc.                           131,763
      11,700    Ruby Tuesday, Inc.                                217,913
      14,800    Ryan's Family Steak Houses, Inc.(a)               168,350
      17,300    Shoney's, Inc.                                     29,194
       6,800    Sonic Corp.(a)                                    133,450
       8,200    TCBY Enterprises, Inc.                             63,550
       5,100    Taco Cabana, Inc., Class A(a)                      35,381
                                                          ---------------
                                                                2,433,778
                                                          ---------------
EDUCATIONAL SERVICES (0.5%)
      24,600    DeVry, Inc.(a)                                    648,825
                                                          ---------------
ELECTRIC, GAS & SANITARY SERVICES (4.7%)
       3,200    American States Water Co.                          90,400
       2,600    Aquarion Co.                                       97,663
      10,700    Atmos Energy Corp.                                327,688
       2,600    Bangor Hydro-Electric Co.(a)                       31,525
       3,900    Cascade Natural Gas Corp.                          71,419
       6,000    Central Hudson Gas & Electric Corp.               242,625
       4,100    Central Vermont Public Service Corp.               42,794
       4,800    CILCORP, Inc.                                     290,400
       7,600    Commonwealth Energy System                        292,600
       3,600    Connecticut Energy Corp.                          100,575
       3,200    Consumers Water Co.                               100,000
 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE
-----------------------------------------------------------------
                  SMALL CAP INDEX PORTFOLIO (continued)
-----------------------------------------------------------------

COMMON STOCKS (continued)
ELECTRIC, GAS & SANITARY SERVICES (continued)

       7,300    Eastern Utilities Associates              $       180,219
      10,400    Energen Corp.                                     187,200
       1,900    Green Mountain Power Corp.                         23,038
      10,500    KCS Energy, Inc.                                   42,000
       6,300    New Jersey Resources Corp.                        245,306
       8,800    Northwest Natural Gas Co.                         249,700
       4,800    Orange & Rockland Utilities, Inc.                 270,000
       3,600    Pennsylvania Enterprises, Inc.                     88,875
       9,800    Philadelphia Suburban Corp.                       248,063
      10,800    Piedmont Natural Gas Co.                          378,000
       7,200    Public Service Co. of North Carolina,
                  Inc.                                            175,050
      11,000    Sierra Pacific Resources                          396,000
      10,700    Southwest Gas Co.                                 254,125
       8,800    Southwestern Energy Co.                            66,000
       9,600    Superior Services, Inc.(a)                        176,400
       4,700    TNP Enterprises, Inc.                             178,600
       5,100    United Illuminating Co.                           255,956
      13,200    United Water Resources, Inc.                      273,900
      13,300    Wicor, Inc.                                       290,938
                                                          ---------------
                                                                5,667,059
                                                          ---------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
EQUIPMENT (9.2%)
       9,700    Allen Group, Inc.(a)                               67,294
      17,900    Aspect Telecommunications Corp.(a)                338,981
       9,600    BMC Industries, Inc.                               59,400
      13,200    Baldor Electric Co.                               263,175
       4,100    Benchmark Electronics, Inc.(a)                    102,500
       4,800    BroadBand Technologies, Inc.(a)                    21,900
      13,000    Burr-Brown Corp.(a)                               307,125
       3,400    C-Cor Electronics, Inc.(a)                         49,300
      13,300    C-Cube Microsystems, Inc.(a)(c)                   348,294
       4,800    CTS Corp.                                         169,200
      10,700    Cable Design Technologies Corp.(a)                197,281
       5,800    California Microwave, Inc.(a)                      70,325
       2,500    Centigram Communications Corp.(a)                  19,063
      11,500    Checkpoint Systems, Inc.(a)                       154,531
       5,300    Customtracks Corp.(a)                              46,375
       9,900    Dallas Semiconductor Corp.                        373,725
      21,800    Digital Microwave Corp.(a)                        128,075
       8,000    Dionex Corp.(a)                                   248,000
       4,000    Electro Scientific Industries, Inc.(a)            119,750
       7,800    Etec Systems, Inc.(a)                             256,425
       3,251    General Electric Co.                              294,234
      13,100    General Semiconductor, Inc.(a)                    132,638
       4,700    HADCO Corp.(a)                                    164,500
       6,600    Harman International Industries, Inc.             281,738
       3,700    Harmon Industries, Inc.                            92,500
       7,900    Helix Technology Corp.                             96,775
       7,000    Hutchinson Technology, Inc.(a)(c)                 216,563
       5,200    Innovex, Inc.(c)                                   83,200
       9,600    Inter-Tel, Inc.                                   230,400
       4,900    Intervoice, Inc.(a)                               125,563
      18,200    International Rectifier Corp.(a)                  170,625
       5,200    Itron, Inc.(a)(c)                                  34,775

See Notes to Schedules of Investments and Notes to Financial Statements
                                                           CORE TRUST (DELAWARE)

 SCHEDULES OF INVESTMENTS (UNAUDITED)  (CONTINUED)             NOVEMBER 30, 1998

--------------------------------------------------------------------------------

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE
-----------------------------------------------------------------
                  SMALL CAP INDEX PORTFOLIO (continued)
-----------------------------------------------------------------

COMMON STOCKS (continued)
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT (continued)

       6,600    Juno Lighting, Inc.                       $       154,275
      13,900    Kemet Corp.(a)                                    196,338
       6,000    Kuhlman Corp.                                     167,250
       8,300    Lattice Semiconductor Corp.(a)                    306,063
      12,600    Methode Electronics, Inc.                         171,675
       2,600    National Presto Industries, Inc.                  107,413
      12,100    Novellus Systems, Inc.(a)(c)                      600,463
       6,400    Oak Industries, Inc.(a)                           197,600
      15,400    P-COM, Inc.(a)                                     57,270
       3,700    Park Electrochemical Corp.                         70,994
       8,700    Photronics, Inc.(a)                               174,000
      13,600    Picturetel Corp.(a)                                96,900
       5,200    Plexus Corp.(a)                                   156,000
      17,300    Read-Rite Corp.(a)                                232,469
       3,300    Rival Co.                                          36,300
       7,600    Royal Appliance Manufacturing Co.(a)               35,150
      14,900    Sanmina Corp.(a)(c)                               742,206
       5,700    Speedfam International, Inc.(a)(c)                 86,569
       5,700    Standard Microsystems Corp.(a)                     42,750
       5,600    SymmetriCom, Inc.(a)                               34,650
       5,700    Technitrol, Inc.                                  172,069
       5,600    Thomas Industries, Inc.                            96,600
       2,800    Three-Five Systems, Inc.(a)                        28,000
      11,200    Unitrolde Corp.(a)                                189,700
      16,500    VLSI Technology, Inc.(a)                          188,719
       9,100    Valence Technology, Inc.(a)(c)                     86,450
      15,000    Vicor Corp.(a)                                    133,125
      26,000    Vitesse Semiconductor Corp.(a)                    926,250
       2,900    Watkins-Johnson Co.                                52,925
      15,400    Xylan Corp.(a)(c)                                 279,125
                                                          ---------------
                                                               11,083,528
                                                          ---------------
ENGINEERING, ACCOUNTING, RESEARCH, MANAGEMENT & RELATED SERVICES (2.3%)
      11,600    American Oncology Resources, Inc.(a)              129,775
      12,000    Billing Information Concepts Corp.(a)             153,000
      17,100    Bio-Technology General Corp.(a)                   115,425
      13,300    Blount International, Inc., Class A               307,563
       7,100    CDI Corp.(a)                                      190,369
       8,600    COR Therapeutics, Inc.(a)                         101,050
      10,200    Cephalon, Inc.(a)                                  75,863
       8,100    Franklin Covey Co.(a)                             151,875
       9,500    Incyte Pharmaceuticals, Inc.(a)                   296,875
       7,500    NFO Worldwide, Inc.(a)                             94,688
       4,400    Pharmaceuticals Marketing Services,
                  Inc.(a)                                          45,650
       8,300    Pharmaceutical Product Development,
                  Inc.(a)(c)                                      237,588
       8,000    Pre-Paid Legal Services(a)                        208,000
      11,000    Regeneron Pharmaceuticals, Inc.(a)                 90,750
       4,500    Stone & Webster, Inc.                             153,000
       8,600    U. S. Bioscience, Inc.(a)                          65,038
      18,200    Whittman-Hart, Inc.(a)                            401,538
                                                          ---------------
                                                                2,818,047
                                                          ---------------
 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE
-----------------------------------------------------------------
                  SMALL CAP INDEX PORTFOLIO (continued)
-----------------------------------------------------------------

COMMON STOCKS (continued)

FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT
(0.9%)
       4,500    Alliant Techsystems, Inc.(a)              $       342,844
      12,800    AptarGroup, Inc.                                  357,600
       2,700    Butler Manufacturing Co.                           62,775
      11,000    Griffon Corp.(a)                                  105,875
       3,000    Insteel Industries, Inc.                           16,875
       5,500    Material Sciences Corp.(a)                         49,500
       9,600    Strum, Ruger & Co., Inc.                          121,800
                                                          ---------------
                                                                1,057,269
                                                          ---------------
FOOD & KINDRED PRODUCTS (1.6%)
       6,700    Canandaigua Brands, Inc.(a)                       333,325
       3,000    Coca-Cola Bottling Co.                            174,188
      12,600    Corn Products International, Inc.                 353,588
      15,200    Earthgrains Co.                                   488,300
       3,200    J & J Snack Foods Corp.(a)                         66,800
      11,500    Ralcorp Holdings, Inc.(a)                         201,250
      13,300    Smithfield Foods, Inc.(a)                         351,619
                                                          ---------------
                                                                1,969,070
                                                          ---------------
FOOD STORES (0.4%)
       4,200    Au Bon Pain Co., Inc.(a)                           26,250
       9,400    Whole Foods Market, Inc.(a)(c)                    437,100
                                                          ---------------
                                                                  463,350
                                                          ---------------
FURNITURE & FIXTURES (0.7%)
       4,600    Bassett Furniture Industries, Inc.                116,150
      10,200    Ethan Allen Interiors, Inc.                       402,900
      18,900    LA-Z-BOY, Inc,                                    316,575
                                                          ---------------
                                                                  835,625
                                                          ---------------
GENERAL MERCHANDISE STORES (0.7%)
      18,700    Casey's General Stores, Inc.                      259,463
       2,700    GC Cos., Inc.(a)                                  108,675
       4,500    Gottschalks, Inc.(a)                               33,750
       9,300    Shopko Stores, Inc.(a)                            299,925
      16,200    Stein Mart, Inc.(a)                               139,220
                                                          ---------------
                                                                  841,033
                                                          ---------------
HEALTH SERVICES (3.9%)
       8,400    Access Health, Inc.(a)                            301,350
       3,500    Chemed Corp.                                      118,563
      20,800    Coventry Health Care, Inc.(a)                     154,700
       4,500    Curative Health Services, Inc.(a)                 129,375
       8,700    Enzo Biochem, Inc.(a)                             114,731
      12,000    Express Scripts, Inc.(a)                          660,000
      12,500    Genesis Health Ventures, Inc.(a)                  119,531
      13,700    Idexx Laboratories, Inc.(a)                       356,200
      19,200    Integrated Health Services, Inc.(a)(c)            214,800
      11,200    Magellan Health Services, Inc.(a)                 105,000
      25,200    Mariner Health Group, Inc.(a)                     108,675
       8,200    MedQuist, Inc.(a)(c)                              249,075
      16,900    Orthodontic Centers of America, Inc.(a)           323,213
       5,400    Pediatrix Medical Group, Inc.(a)                  289,913
      27,800    Phycor, Inc.(a)                                   170,275

See Notes to Schedules of Investments and Notes to Financial Statements
                                                           CORE TRUST (DELAWARE)

 SCHEDULES OF INVESTMENTS (UNAUDITED)  (CONTINUED)             NOVEMBER 30, 1998

--------------------------------------------------------------------------------

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE
-----------------------------------------------------------------
                  SMALL CAP INDEX PORTFOLIO (continued)
-----------------------------------------------------------------

COMMON STOCKS (continued)
HEALTH SERVICES (continued)

      14,100    Renal Care Group, Inc.(a)                 $       378,938
       9,800    Sierra Health Services, Inc.(a)                   224,175
       3,900    Syncor International Corp.(a)                      93,600
      11,600    Universal Health Services, Inc.(a)                622,050
                                                          ---------------
                                                                4,734,164
                                                          ---------------
HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION-- CONTRACTORS (0.2%)
      19,200    Morrison Knudsen Corp.(a)                         184,800
                                                          ---------------
HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES (1.3%)
      13,500    Bombay Co., Inc.(a)                                66,656
       6,100    Lechters, Inc.(a)                                  18,491
      13,800    Linens 'N Things, Inc.(a)                         422,625
       7,000    MicroAge, Inc.(a)                                 122,500
      35,000    Pier 1 Imports, Inc.                              376,250
      19,700    Williams-Sonoma, Inc.(a)                          582,381
                                                          ---------------
                                                                1,588,903
                                                          ---------------
HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGING PLACES (0.4%)
      16,100    Aztar Corp.(a)                                     81,506
      10,700    Marcus Corp.                                      161,838
      10,300    Primadonna Resorts, Inc.(a)                        77,250
      18,700    Prime Hospitality Corp.(a)                        163,625
                                                          ---------------
                                                                  484,219
                                                          ---------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT (4.3%)
      15,800    Anixter International, Inc.(a)                    260,700
       8,600    Applied Magnetics Corp.(a)(c)                      63,963
      13,700    Applied Power, Inc.                               488,063
       3,300    Astec Industries, Inc.(a)                         171,188
       9,100    Auspex Systems, Inc.(a)                            34,125
       7,400    BancTec, Inc.(a)                                   97,588
       5,700    Dialogic Corp.(a)                                 128,250
       7,000    Electroglas, Inc.(a)                              101,500
       8,000    Exabyte Corp.(a)                                   59,500
      13,800    Fedders Corp.                                      76,763
       5,300    Flow International Corp.(a)                        56,975
       5,700    Gardner Denver, Inc.(a)                            90,488
       7,800    Global Industrial Technologies, Inc.(a)            65,325
       7,100    Graco, Inc.                                       197,025
      19,000    Komag, Inc.(a)                                    137,750
       8,300    Kulicke & Soffa Industries, Inc.(a)               141,619
       4,900    Lindsay Manufacturing Co.                          73,500
       6,100    Manitowoc Co., Inc.                               242,475
       5,700    Micros Systems, Inc.(a)                           162,450
      11,700    National Instruments Corp.(a)                     339,300
      17,300    Paxar Corp.(a)                                    181,650
       3,900    Robbins & Myers, Inc.                              78,000
       4,500    SPS Technologies, Inc.(a)                         257,625
       6,600    Scott Technologies, Inc., Class A(a)              102,300
      11,900    Snyder Oil Corp.                                  153,213
       5,700    Telxon Corp.                                      153,900
       4,600    Toro Co.                                          121,900
       7,500    Ultratech Stepper, Inc.(a)(c)                     139,688
 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE
-----------------------------------------------------------------
                  SMALL CAP INDEX PORTFOLIO (continued)
-----------------------------------------------------------------

COMMON STOCKS (continued)
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT (continued)

       9,400    Valmont Industries, Inc.                  $       151,575
       3,100    Walbro Corp.                                       23,250
       8,700    Watsco, Inc.                                      156,056
       8,200    Xircom, Inc.(a)                                   247,538
      11,100    Zebra Technologies Corp.(a)                       372,544
                                                          ---------------
                                                                5,127,786
                                                          ---------------
INSURANCE AGENTS, BROKERS & SERVICES (0.3%)
       6,100    Arthur J. Gallagher & Co.                         282,888
       4,300    Hilb, Rogal, and Hamilton Co.                      81,431
                                                          ---------------
                                                                  364,319
                                                          ---------------
INSURANCE CARRIERS (5.2%)
      15,300    American Bankers Insurance Group, Inc.            694,238
       8,100    CMAC Investment Corp.(c)                          390,825
      11,300    Capital Re Corp.                                  223,175
       5,700    Commonwealth Industries, Inc.                      54,863
       3,600    Compdent Corp.(a)                                  37,575
       7,242    Delphi Financial Group, Class A(a)                338,111
      13,300    Enhance Financial Services Group,
                  Inc.(c)                                         390,688
       3,900    Executive Risk, Inc.                              210,600
       8,900    Fidelity National Financial, Inc.                 292,031
      20,300    First American Financial Corp.                    621,688
      12,400    Fremont General Corp.                             624,650
      13,300    Frontier Insurance Group, Inc.                    188,694
       6,100    Life Re Corp.                                     574,544
      13,900    Mutual Risk Management Ltd.(c)                    509,956
       6,500    NAC Re Corp.                                      310,375
       9,800    Orion Capital Corp.                               354,025
      10,300    Selective Insurance Group, Inc.                   194,413
       4,300    Trenwick Group, Inc.                              136,525
       6,100    Zenith National Insurance Corp.                   148,688
                                                          ---------------
                                                                6,295,664
                                                          ---------------
LEATHER & LEATHER PRODUCTS (0.7%)
       6,400    Brown Group, Inc.                                 114,800
       9,400    Justin Industries, Inc.                           121,025
       1,900    K-Swiss, Inc.                                      54,150
      16,800    Stride Rite Corp.                                 149,100
       4,100    Timberland Co.                                    167,844
      15,500    Wolverine World Wide, Inc.                        211,188
                                                          ---------------
                                                                  818,107
                                                          ---------------
LOCAL & SUBURBAN TRANSIT & INTERURBAN HIGHWAY PASSENGER TRANSPORTATION
(0.0%)
       5,000    Rural/Metro Corp.(a)                               51,250
                                                          ---------------
LUMBER & WOOD PRODUCTS, EXCEPT FURNITURE (0.7%)
      17,000    Champion Enterprises, Inc.(a)                     379,313
      16,600    Oakwood Homes Corp.                               247,963
       3,300    Skyline Corp.                                     107,250
       5,700    TJ International, Inc.                            134,663
                                                          ---------------
                                                                  869,189
                                                          ---------------

See Notes to Schedules of Investments and Notes to Financial Statements
                                                           CORE TRUST (DELAWARE)

 SCHEDULES OF INVESTMENTS (UNAUDITED)  (CONTINUED)             NOVEMBER 30, 1998

--------------------------------------------------------------------------------

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE
-----------------------------------------------------------------
                  SMALL CAP INDEX PORTFOLIO (continued)
-----------------------------------------------------------------

COMMON STOCKS (continued)

MEASURING, ANALYZING, & CONTROLLING INSTRUMENTS; PHOTOGRAPHIC, MEDICAL &
OPTICAL GOODS (3.3%)
       7,100    ADAC Laboratories(a)                      $       184,600
       3,300    Amcast Industrial Corp.                            57,956
       4,500    Analogic Corp.                                    159,750
       8,900    Avid Technology, Inc.(a)                          212,488
      10,800    Ballard Medical Products                          234,900
       4,800    Circon Corp.(a)                                    69,900
       8,400    Coherent, Inc.(a)                                 106,050
       5,300    Cooper Cos., Inc.(a)                              112,625
       7,200    Cygnus, Inc.(a)                                    34,650
       6,200    Daniel Industries, Inc.                            67,813
       5,500    Datascope Corp.(a)                                121,688
       4,900    Diagnostic Products Corp.                         126,788
       4,700    Hologic, Inc.(a)                                   61,394
      17,900    Input/Output, Inc.(a)                             146,556
       4,400    Integrated Circuit Systems, Inc.(a)                63,250
       4,500    Intermagnetics General Corp.(a)                    28,969
      10,600    Invacare Corp.                                    253,738
       5,700    Ionics, Inc.(a)                                   179,194
       8,800    Mentor Corp.                                      162,800
       6,600    Molecular Biosystems, Inc.(a)                      22,275
       2,400    Nashua Corp.(a)                                    40,050
       7,300    ReSound Corp.(a)                                   38,325
      11,500    Respironics, Inc.(a)                              217,063
      11,100    Roper Industries, Inc.                            206,044
       8,800    Sola International, Inc.(a)                       139,700
       3,300    SpaceLabs Medical, Inc.(a)                         59,194
      11,100    Summit Technology, Inc.(a)                         43,013
      15,200    Sunrise Medical, Inc.(a)                          193,800
       8,100    Trimble Navigation Ltd.(a)                         72,394
       5,400    VISX, Inc.(a)                                     393,525
       4,000    Whittaker Corp.(a)                                 55,000
       7,500    X-Rite, Inc.                                       65,625
                                                          ---------------
                                                                3,931,117
                                                          ---------------
METAL MINING (1.6%)
       5,800    Brush Wellman, Inc.                                93,525
       7,800    Coeur D'Alene Mines Corp.(a)                       39,488
      12,400    Dekalb Genetics Corp., Class B(c)               1,236,900
      10,900    Getchell Gold Corp.(a)                            178,488
      11,100    Glamis Gold Ltd.(a)                                24,281
      19,600    Hecla Mining Co.(a)                                82,075
       7,300    Stillwater Mining Co.(a)                          266,906
                                                          ---------------
                                                                1,921,663
                                                          ---------------
MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS (0.1%)
       9,900    AMCOL International Corp.                         105,188
                                                          ---------------
MISCELLANEOUS MANUFACTURING INDUSTRIES (0.3%)
       5,900    Cross (A.T.) Co.                                   42,038
      10,200    Jan Bell Marketing, Inc.(a)                        47,175
       5,900    K2, Inc.                                           67,113
       5,600    Lydall, Inc.(a)                                    71,050
       7,900    Russ Berrie & Co., Inc.                           178,738
                                                          ---------------
                                                                  406,114
                                                          ---------------
 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE
-----------------------------------------------------------------
                  SMALL CAP INDEX PORTFOLIO (continued)
-----------------------------------------------------------------

COMMON STOCKS (continued)

MISCELLANEOUS RETAIL (1.0%)
       6,200    Books-A-Million, Inc.(a)(c)               $       182,900
       8,900    Cash America International, Inc.                  150,188
       2,600    Damark International, Inc., Class A(a)             18,200
       7,400    Hancock Fabrics, Inc.                              62,438
       6,700    Jo-Ann Stores, Inc.(a)                            105,525
       3,300    Lillian Vernon Corp.                               50,531
      10,500    Michaels Stores, Inc.(a)(c)                       189,000
      11,300    Sports Authority, Inc.(a)                          73,450
      12,900    Zale Corp.(a)                                     369,263
                                                          ---------------
                                                                1,201,495
                                                          ---------------
MOTION PICTURES (0.1%)
       4,000    Carmike Cinemas, Inc.(a)                           80,000
                                                          ---------------
MOTOR FREIGHT TRANSPORTATION & WAREHOUSING (1.1%)
      11,200    American Freightway Corp.(a)                      100,800
       7,000    Arkansas Best Corp.(a)                             41,125
       6,000    Frozen Food Express Industries, Inc.               47,250
      10,600    Heartland Express, Inc.(a)                        181,525
       3,900    Landstar Systems, Inc.(a)                         159,900
       4,400    M.S. Carriers, Inc.(a)                            107,800
       9,300    USFreightways Corp.(c)                            249,938
      17,000    Werner Enterprises, Inc.                          279,438
       9,300    Yellow Corp.(a)                                   149,963
                                                          ---------------
                                                                1,317,739
                                                          ---------------
NONDEPOSITORY CREDIT INSTITUTIONS (0.3%)
      21,600    AmeriCredit Corp.(a)(c)                           298,350
                                                          ---------------
OIL & GAS EXTRACTION (2.1%)
      10,500    Benton Oil & Gas Co.(a)                            39,375
       8,800    Cabot Oil & Gas Corp.                             135,850
      16,000    Cross Timbers Oil Co.                             182,000
      11,500    Devon Energy Corp.(c)                             378,781
       6,700    HS Resources, Inc.(a)                              58,206
      12,800    Newfield Exploration Co.(a)                       249,600
       8,200    Oceaneering International, Inc.(a)                101,988
       6,000    Plains Resources, Inc.(a)                         106,500
      14,200    Pogo Producing Co.                                165,075
       7,500    Pool Energy Services Co.(a)                        84,375
      17,800    Pride International, Inc.(a)                      134,613
       7,200    Remington Oil & Gas Corp.(a)                       27,900
      36,400    Santa Fe Energy Resources, Inc.(a)                279,825
       8,000    Seitel, Inc.(a)                                   107,000
       3,900    St. Mary Land & Exploration Co.                    74,100
       4,800    Tetra Technologies, Inc.(a)                        60,600
      16,100    Turboscope Vetco International Corp.(a)           133,831
      18,300    Vintage Petroleum, Inc.                           188,719
       3,200    Wiser Oil Co.                                      10,400
                                                          ---------------
                                                                2,518,738
                                                          ---------------
PAPER & ALLIED PRODUCTS (0.5%)
      13,100    Buckeye Technologies, Inc.(a)                     255,450
       4,800    Pope & Talbot, Inc.                                47,400
       4,200    Republic Group, Inc.                               72,188
       5,700    Schweitzer-Mauduit International, Inc.            104,025

See Notes to Schedules of Investments and Notes to Financial Statements
                                                           CORE TRUST (DELAWARE)

 SCHEDULES OF INVESTMENTS (UNAUDITED)  (CONTINUED)             NOVEMBER 30, 1998

--------------------------------------------------------------------------------

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE
-----------------------------------------------------------------
                  SMALL CAP INDEX PORTFOLIO (continued)
-----------------------------------------------------------------

COMMON STOCKS (continued)
PAPER & ALLIED PRODUCTS (continued)

       9,600    Shorewood Packaging Corp.(a)              $       142,200
                                                          ---------------
                                                                  621,263
                                                          ---------------
PERSONAL SERVICES (0.7%)
       3,300    Angelica Corp.                                     60,019
       3,500    CPI Corp.                                          74,813
       7,300    G & K Services, Inc.                              368,650
       8,400    Regis Corp.                                       281,400
                                                          ---------------
                                                                  784,882
                                                          ---------------
PETROLEUM REFINING & RELATED INDUSTRIES (0.1%)
       5,600    WD-40 Co.                                         173,600
                                                          ---------------
PRIMARY METAL INDUSTRIES (1.7%)
       9,200    Belden, Inc.                                      155,250
      10,500    Birmingham Steel Corp.                             51,188
      17,500    CommScope, Inc.(a)                                265,781
       6,000    IMCO Recycling, Inc.                               89,625
       9,100    Intermet Corp.                                    124,556
      12,600    Mueller Industries, Inc.(a)                       287,438
       8,700    Northwestern Steel & Wire Co.(a)                   11,419
       5,000    Quanex Corp.                                       89,688
      14,600    RTI International Metals, Inc.(a)(c)              219,913
       3,800    Steel Technologies, Inc.                           31,588
       7,500    Texas Industries, Inc.                            217,031
      12,800    Tredegar Industries, Inc.                         299,200
       6,700    WHX Corp.(a)(c)                                    70,769
       5,000    Wolverine Tube, Inc.(a)                           112,188
                                                          ---------------
                                                                2,025,634
                                                          ---------------
PRINTING, PUBLISHING & ALLIED INDUSTRIES (1.7%)
      13,100    Bowne & Co., Inc.                                 219,425
       4,600    Consolidated Graphics, Inc.(a)                    264,788
       5,800    Gibson Greetings, Inc.(a)                          63,800
      11,000    John H. Harland Co.                               167,750
       5,800    Merrill Corp.                                      98,600
       4,900    New England Business Services, Inc.               156,800
       5,400    Thomas Nelson, Inc.                                71,213
      13,700    Valassis Communications, Inc.(a)                  587,388
      13,700    World Color Press, Inc.(a)                        407,575
                                                          ---------------
                                                                2,037,339
                                                          ---------------
RAILROAD TRANSPORTATION (0.0%)
       3,300    Railtex, Inc.(a)                                   40,013
                                                          ---------------
RUBBER & MISCELLANEOUS PLASTIC PRODUCTS (0.5%)
       5,500    O'Sullivan Corp.                                   53,625
      19,300    Safeskin Corp.(a)                                 366,700
       6,000    Standard Products Co.                             111,750
       7,700    Titan International, Inc.                          76,519
                                                          ---------------
                                                                  608,594
                                                          ---------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES (2.4%)
      15,700    Amresco, Inc.(a)                                  114,806
       4,400    Dain Rauscher Corp.                               163,900
 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE
-----------------------------------------------------------------
                  SMALL CAP INDEX PORTFOLIO (continued)
-----------------------------------------------------------------

COMMON STOCKS (continued)
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES (continued)

      19,500    E*TRADE Group, Inc.(a)(c)                 $       527,719
      12,800    Eaton Vance Corp.                                 311,200
      19,600    Legg Mason, Inc.                                  584,325
       9,000    Pioneer Group, Inc                                164,250
      17,200    Raymond James Financial, Inc.                     425,700
       6,300    SEI Investments Co.                               581,175
                                                          ---------------
                                                                2,873,075
                                                          ---------------
STONE, CLAY, GLASS & CONCRETE PRODUCTS (1.0%)
       6,700    Florida Rock Industries, Inc.                     196,394
      25,500    Gentex Corp.(a)                                   468,563
       6,300    Libbey, Inc.                                      194,119
       3,400    Lone Star Industries, Inc.(c)                     257,338
       4,700    Standex International Corp.                       109,863
                                                          ---------------
                                                                1,226,277
                                                          ---------------
TEXTILE MILL PRODUCTS (1.3%)
       9,300    Cone Mills Corp.(a)                                42,431
       8,700    Delta Woodside Industries, Inc.                    43,500
       4,000    Dixie Group, Inc.                                  28,250
       4,200    Galey & Lord, Inc.(a)                              45,413
       9,100    Guilford Mills, Inc.                              131,381
      18,600    Interface, Inc.                                   232,500
       3,800    Johnston Industries, Inc.(a)                       14,963
      20,300    Mohawk Industries, Inc.(a)                        757,444
       3,100    Oxford Industries, Inc.                            89,513
      10,900    Triarc Cos., Inc.(a)                              175,763
      10,600    Tultex Corp.(a)                                    11,263
                                                          ---------------
                                                                1,572,421
                                                          ---------------
TRANSPORTATION BY AIR (1.0%)
      23,600    Comair Holdings, Inc.                             722,750
      10,100    Mesa Air Group, Inc.(a)                            80,800
       7,800    Offshore Logistics, Inc.(a)                        97,013
       7,200    Pittston BAX Group                                 62,550
       8,600    Skywest, Inc.                                     232,738
                                                          ---------------
                                                                1,195,851
                                                          ---------------
TRANSPORTATION EQUIPMENT (2.4%)
       8,400    A. O. Smith Corp.                                 208,950
       9,800    AAR Corp.                                         247,450
       9,900    Arctic Cat, Inc.                                  103,950
       8,200    BE Aerospace, Inc.(a)                             194,750
       8,700    Clarcor, Inc.                                     163,669
      10,200    Halter Marine Group, Inc.(a)                       70,763
       4,300    Huffy Corp.                                        62,350
      15,700    JLG Industries, Inc.                              258,069
      13,000    Orbital Sciences Corp.(a)                         497,250
       9,200    Polaris Industries, Inc.                          320,850
       7,400    Regal-Beloit Corp.                                185,000
       6,500    Simpson Industries, Inc.                           68,250
       4,500    Spartan Motors, Inc.                               28,688
       4,700    Standard Motor Products, Inc.                     107,219
       4,300    Thor Industries, Inc.                             102,663

See Notes to Schedules of Investments and Notes to Financial Statements
                                                           CORE TRUST (DELAWARE)

 SCHEDULES OF INVESTMENTS (UNAUDITED)  (CONTINUED)             NOVEMBER 30, 1998

--------------------------------------------------------------------------------

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE
-----------------------------------------------------------------
                  SMALL CAP INDEX PORTFOLIO (continued)
-----------------------------------------------------------------

COMMON STOCKS (continued)
TRANSPORTATION EQUIPMENT (continued)

       8,100    Wabash National Corp.                     $       151,875
       8,200    Winnebago Industies, Inc.                          98,400
                                                          ---------------
                                                                2,870,146
                                                          ---------------
TRANSPORTATION SERVICES (0.6%)
      12,300    Air Express International Corp.                   273,675
       8,700    Expeditors International of Washington,
                  Inc.                                            334,950
      12,700    Fritz Companies, Inc.(a)                          123,031
                                                          ---------------
                                                                  731,656
                                                          ---------------
WATER TRANSPORTATION (0.1%)
       7,500    Kirby Corp.(a)                                    149,063
                                                          ---------------
WHOLESALE TRADE--DURABLE GOODS (2.9%)
       7,800    Applied Industrial Technologies, Inc.             109,200
       7,100    Barnes Group, Inc.                                219,656
       3,300    Bell Industries, Inc.(a)                           34,444
       4,400    Building Materials Holding Corp.(a)                54,175
       5,000    Castle (A.M.) & Co.                                96,250
       5,300    Commercial Metals Co.                             134,156
       4,900    Digi International, Inc.(a)                        63,700
       1,800    Global Motorsport Group(a)                         34,875
       9,800    Ha-Lo Industries, Inc.(a)                         312,988
       8,200    Hughes Supply, Inc.                               227,550
       5,700    Insight Enterprises, Inc.(a)                      240,113
       8,400    Kaman Corp., Class A                              136,500
       9,700    Kent Electronics Corp.(a)                         137,619
       4,000    Lawson Products, Inc.                              92,000
       5,900    Marshall Industries(a)                            153,400
      11,600    Owens & Minor, Inc. Holding Co.                   198,650
      11,800    Patterson Dental Co.(a)                           491,175
       9,400    Pioneer-Standard Electronics, Inc.(c)             102,225
       6,700    Reliance Steel & Alumuminum Co.                   205,188
       2,900    Swiss Army Brands, Inc.(a)                         30,088
       7,500    TBC Corp.(a)                                       52,500
       7,400    Universal Forest Products, Inc.                   147,076
       4,500    Vital Signs, Inc.                                  76,500
       6,800    Wynn's International, Inc.                        150,875
                                                          ---------------
                                                                3,500,903
                                                          ---------------
WHOLESALE TRADE--NONDURABLE GOODS (1.7%)
      11,300    Barrett Resources Corp.(a)                        276,144
       7,800    Bindley Western Industries, Inc.                  301,275
       9,000    Caraustar Industries, Inc.                        239,063
      15,800    DIMON, Inc.                                       129,363
      13,600    Fleming Cos., Inc.                                136,850
       4,300    LSB Industries, Inc.                               14,781
      11,800    Men's Wearhouse, Inc.(a)(c)                       298,688
       6,500    Myers Industries, Inc.                            146,250
       7,000    NCS HealthCare, Inc.(a)                           141,750
       4,000    Nash-Finch Co.                                     58,250
 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE
-----------------------------------------------------------------
                  SMALL CAP INDEX PORTFOLIO (continued)
-----------------------------------------------------------------

COMMON STOCKS (continued)
WHOLESALE TRADE--NONDURABLE GOODS (continued)

      16,900    Richfood Holdings, Inc.                   $       313,706
                                                          ---------------
                                                                2,056,120
                                                          ---------------

TOTAL COMMON STOCKS
  (COST $135,245,282)                                         115,909,451
                                                          ---------------
REPURCHASE AGREEMENT (4.0%)
$  4,810,392    NationsBanc Montgomery Securities, Inc.,
                  5.50%, 12/1/98, to be repurchased at
                  $4,811,127 (cost $4,810,392)(d)               4,810,392
                                                          ---------------
U.S. TREASURY BILLS (0.3%)
     150,000    5.11% yield, 4/29/99                              147,335
     190,000    3.80% yield, 9/16/99                              183,651
                                                          ---------------

TOTAL U.S. TREASURY BILLS (COST $331,051)                         330,986
                                                          ---------------

TOTAL INVESTMENTS (100%) (COST $140,386,725)              $   121,050,829
                                                          ---------------
                                                          ---------------
FINANCIAL FUTURES CONTRACTS(f)

                                                                  UNREALIZED
POSITION      CONTRACTS                    INDEX                     GAIN
---------  ---------------  -----------------------------------  -------------
Long                 25     Russell 2000 Index Expiring
                              December 18, 1998 (notional value
                              $4,970,625)                        $     698,925

---------------------------------------------------------------
                 SMALL COMPANY STOCK PORTFOLIO
---------------------------------------------------------------
COMMON STOCKS (90.8%)
AGRICULTURAL PRODUCTION--LIVESTOCK & ANIMAL SPECIALTIES (2.0%)
 135,100   Michael Foods,   $                         3,394,387
             Inc.
                                                ---------------
APPAREL & ACCESSORY STORES (0.5%)
  46,675   Claire's                                     793,475
             Stores, Inc.
                                                ---------------
APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR
MATERIALS (1.8%)
 124,975   Oshkosh B'Gosh,                            2,999,400
             Inc.
                                                ---------------
BUSINESS SERVICES (13.4%)
 106,900   Acxiom                                     2,525,512
             Corp.(a)(c)
 129,300   Ciber,                                     2,917,331
             Inc.(a)(c)
  60,400   Computer Task                              1,630,800
             Group, Inc.
  29,600   Envoy                                      1,180,300
             Corp.(a)(c)
  65,700   International                              1,617,863
           Telecommunication
             Data Systems,
             Inc.(a)
 125,550   MAPICS, Inc.(a)                            2,440,378
  66,500   QuadraMed                                  1,596,000
             Corp.(a)(c)
 137,250   Sykes                                      2,779,313
             Enterprises,
             Inc.(a)
 160,600   Systems &                                  2,930,950
             Computers
           Technologies(a)
  93,000   True North                                 2,615,625
           Communications,
             Inc.
                                                ---------------
                                                     22,234,072
                                                ---------------
CHEMICALS & ALLIED PRODUCTS (1.8%)
  71,300   Barr                                       3,012,425
             Laboratories,
             Inc.(a)
                                                ---------------

See Notes to Schedules of Investments and Notes to Financial Statements
                                                           CORE TRUST (DELAWARE)

 SCHEDULES OF INVESTMENTS (UNAUDITED)  (CONTINUED)             NOVEMBER 30, 1998

--------------------------------------------------------------------------------

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE
-----------------------------------------------------------------
                SMALL COMPANY STOCK PORTFOLIO (continued)
-----------------------------------------------------------------

COMMON STOCKS (continued)

COMMUNICATIONS (3.1%)
     114,400    COMSAT Corp.                              $     4,075,500
      48,800    MasTec, Inc.(a)                                 1,134,600
                                                          ---------------
                                                                5,210,100
                                                          ---------------
DEPOSITORY INSTITUTIONS (7.4%)
      74,900    BancWest Corp.                                  3,239,425
     126,991    Downey Financial Corp.                          3,301,766
      15,000    GBC Bancorp                                       373,125
      89,800    Webster Financial Corp.                         2,491,950
      78,700    Westamerica Bancorp(c)                          2,843,037
                                                          ---------------
                                                               12,249,303
                                                          ---------------
EATING & DRINKING PLACES (6.1%)
      65,000    CEC Entertainment, Inc.(a)                      1,925,625
     110,400    CKE Restaurants, Inc.                           2,697,900
     229,150    Foodmaker, Inc.(a)                              4,439,781
     161,100    Rainforest Cafe, Inc.(a)                        1,117,632
                                                          ---------------
                                                               10,180,938
                                                          ---------------
ELECTRIC, GAS & SANITARY SERVICES (6.7%)
     100,000    AGL Resources, Inc.                             2,156,250
      39,550    CILCORP, Inc.                                   2,392,775
     215,150    El Paso Electric Co.(a)                         1,990,137
      55,900    Sierra Pacific Resources                        2,012,400
     146,964    Stericycle, Inc.(a)                             2,626,982
                                                          ---------------
                                                               11,178,544
                                                          ---------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
EQUIPMENT (4.2%)
      48,075    Harman International Industries, Inc.           2,052,202
     212,300    Rayovac Corp.(a)                                4,909,437
                                                          ---------------
                                                                6,961,639
                                                          ---------------
ENGINEERING, ACCOUNTING, RESEARCH, MANAGEMENT & RELATED SERVICES SERVICES
(2.4%)
     146,300    A.C. Nielson Corp.(a)(c)                        4,032,394
                                                          ---------------
FOOD & KINDRED PRODUCTS (2.0%)
      38,118    Corn Products International, Inc.               1,069,686
     101,300    Fresh Del Monte Produce (a)(c)                  2,228,600
                                                          ---------------
                                                                3,298,286
                                                          ---------------
HEALTH SERVICES (5.7%)
     101,900    Access Health, Inc.(a)                          3,655,662
     151,200    American Retirement Corp.(a)(c)                 2,371,950
     294,400    Phycor, Inc.(a)                                 1,803,200
      45,900    Trigon Healthcare, Inc.(a)                      1,701,169
                                                          ---------------
                                                                9,531,981
                                                          ---------------
HOLDING & OTHER INVESTMENT OFFICES (1.8%)
     276,500    Sunstone Hotel Investors, Inc.                  2,937,813
                                                          ---------------
HOSPITAL SUPPLY (2.3%)
     141,200    Maxxim Medical, Inc.(a)                         3,847,700
                                                          ---------------
 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE
-----------------------------------------------------------------
                SMALL COMPANY STOCK PORTFOLIO (continued)
-----------------------------------------------------------------

COMMON STOCKS (continued)

HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGING PLACES (1.0%)
      67,781    FelCor Lodging Trust, Inc.                $     1,614,035
                                                          ---------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT (0.7%)
      74,700    Brooks Automation, Inc.(a)                      1,195,200
                                                          ---------------
INSURANCE CARRIERS (1.3%)
     115,200    HCC Insurance Holdings, Inc.                    2,138,400
                                                          ---------------
MEASURING, ANALYZING, & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL &
OPTICAL GOODS (0.3%)
      22,600    Cohu, Inc.                                        514,150
                                                          ---------------
MISCELLANEOUS RETAIL (7.0%)
     311,500    Cash America International, Inc.                5,256,563
     131,600    Guitar Center, Inc.(a)(c)                       3,010,350
     100,000    Musicland Stores Corp.(a)                       1,693,750
     156,600    OfficeMax, Inc.(a)                              1,663,875
                                                          ---------------
                                                               11,624,538
                                                          ---------------
MOTOR FREIGHT TRANSPORTATION & WAREHOUSING (1.0%)
      76,000    Swift Transportation, Inc.(a)                   1,667,250
                                                          ---------------
NONDEPOSITORY CREDIT INSTITUTIONS (1.7%)
     177,100    Medallion Financial Corp.                       2,745,050
                                                          ---------------
OIL & GAS EXTRACTION (4.8%)
     127,000    Basin Exploration, Inc.(a)                      1,476,375
     257,100    EEX Corp.(a)                                      915,919
     134,100    Ocean Energy, Inc.(a)(c)                        1,089,562
     210,900    Tetra Technologies, Inc.(a)(c)                  4,428,900
                                                          ---------------
                                                                7,910,756
                                                          ---------------
PAPER & ALLIED PRODUCTS (2.3%)
     193,975    Ivex Packaging Corp.(a)                         3,782,513
                                                          ---------------
PRINTING, PUBLISHING & ALLIED INDUSTRIES (2.8%)
     108,950    Valassis Communications, Inc.(a)                4,671,231
                                                          ---------------
TRANSPORTATION EQUIPMENT (0.5%)
      25,900    MotivePower Industries, Inc.(a)                   788,331
                                                          ---------------
WHOLESALE TRADE--DURABLE GOODS (4.9%)
     168,000    Keystone Automotive Industries, Inc.(a)         3,202,500
     200,300    SCP Pool Corp.(a)                               3,104,650
      53,300    Henry Schein, Inc.(a)                           1,892,150
                                                          ---------------
                                                                8,199,300
                                                          ---------------
WHOLESALE TRADE--NON-DURABLE GOODS (1.3%)
      84,600    United Stationers, Inc.(a)                      2,241,900
                                                          ---------------

TOTAL COMMON STOCKS (COST $139,679,668)                       150,955,111
                                                          ---------------
REPURCHASE AGREEMENT (9.2%)
  15,309,274    NationsBanc Montgomery Securities, Inc.,
                  5.50%, 12/1/98 to be repurchased at
                  $15,311,613 (cost $15,309,274)(d)            15,309,274
                                                          ---------------

TOTAL INVESTMENTS (100.0%) (COST $154,988,942)            $   166,264,385
                                                          ---------------
                                                          ---------------

See Notes to Schedules of Investments and Notes to Financial Statements
                                                           CORE TRUST (DELAWARE)

 SCHEDULES OF INVESTMENTS (UNAUDITED)  (CONTINUED)             NOVEMBER 30, 1998

--------------------------------------------------------------------------------

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE
-----------------------------------------------------------------
                        SMALL CAP VALUE PORTFOLIO
-----------------------------------------------------------------
COMMON STOCKS (93.9%)
APPAREL & ACCESSORY STORES (5.1%)
      52,270    AnnTaylor Stores Corp.(a)(c)              $     1,721,644
      69,390    Intimate Brands, Inc.                           1,999,299
      72,600    Talbots, Inc.(c)                                1,851,300
                                                          ---------------
                                                                5,572,243
                                                          ---------------
APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS
(4.3%)
      52,100    Columbia Sportswear Co.(a)                      1,159,225
      67,920    Nautica Enterprises, Inc.(a)                    1,337,175
      50,650    Phillips-Van Heusen Corp.(c)                      354,550
      52,150    Pillowtex Corp.(c)                              1,760,062
                                                          ---------------
                                                                4,611,012
                                                          ---------------
AUTOMOTIVE REPAIR, SERVICES & PARKING (1.5%)
     135,360    Rollins Truck Leasing                           1,624,320
                                                          ---------------
BUILDING CONSTRUCTION--GENERAL CONTRACTORS & OPERATIVE BUILDERS (3.9%)
      42,600    Centex Corp.                                    1,520,288
      41,910    NVR, Inc.(a)                                    1,650,206
      39,780    Ryland Group, Inc.                              1,056,656
                                                          ---------------
                                                                4,227,150
                                                          ---------------
BUSINESS SERVICES (10.2%)
     111,660    Avant! Corp.(a)(c)                              1,863,326
      67,700    Check Point Software Technologies
                  Ltd.(a)(c)                                    2,196,019
      93,570    Data Dimensions, Inc.(a)(c)                     1,193,018
     111,000    Personnel Group of America, Inc.(a)(c)          1,831,500
      53,801    Project Software & Development, Inc.(a)         1,620,755
      85,700    THQ, Inc.(a)(c)                                 2,399,600
                                                          ---------------
                                                               11,104,218
                                                          ---------------
CHEMICALS & ALLIED PRODUCTS (0.9%)
      58,000    Twinlab Corp.(a)                                  964,250
                                                          ---------------
DEPOSITORY INSTITUTIONS (2.9%)
      83,200    FirstFed Financial Corp.(a)                     1,476,800
      68,660    Flagstar Bancorp, Inc.                          1,665,005
                                                          ---------------
                                                                3,141,805
                                                          ---------------
EATING & DRINKING PLACES (5.0%)
      91,750    Foodmaker, Inc.(a)                              1,777,656
     103,400    Ruby Tuesday, Inc.                              1,925,825
      86,425    Sonic Corp.(a)                                  1,696,091
                                                          ---------------
                                                                5,399,572
                                                          ---------------
ELECTRIC, GAS & SANITARY SERVICES (1.6%)
      74,300    Calpine Corp.(a)                                1,783,200
                                                          ---------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
EQUIPMENT (4.9%)
      74,000    C-Cube Microsystems, Inc.(a)(c)                 1,937,875
     179,260    International Fibercom, Inc.(a)                 1,434,080

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE
-----------------------------------------------------------------
                  SMALL CAP VALUE PORTFOLIO (continued)
-----------------------------------------------------------------

COMMON STOCKS (continued)
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT (continued)

      46,060    Teleflex, Inc.                            $     1,957,550
                                                          ---------------
                                                                5,329,505
                                                          ---------------
FABRICATED METAL PRODUCTS (3.3%)
      55,980    AptarGroup, Inc.                                1,563,941
      86,400    Tower Automotive, Inc.(a)(c)                    1,965,600
                                                          ---------------
                                                                3,529,541
                                                          ---------------
FOOD & KINDRED PRODUCTS (1.6%)
      35,530    Canandaigua Brands, Inc.(a)                     1,767,617
                                                          ---------------
FURNITURE & FIXTURES (2.8%)
      83,340    La-Z-Boy, Inc.                                  1,395,945
      82,240    Winsloew Furniture, Inc.(a)                     1,639,660
                                                          ---------------
                                                                3,035,605
                                                          ---------------
HEALTH SERVICES (1.7%)
     104,750    RehabCare Group, Inc.(a)(c)                     1,878,953
                                                          ---------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT (8.2%)
      78,710    Detroit Diesel Corp.(a)                         1,628,313
      57,595    Graco, Inc.                                     1,598,261
      56,920    Kaydon Corp.                                    2,009,988
      50,060    Pentair, Inc.                                   1,886,636
      62,890    Terex Corp.(a)                                  1,760,920
                                                          ---------------
                                                                8,884,118
                                                          ---------------
INSURANCE AGENTS, BROKERS & SERVICE (1.6%)
      42,610    E.W. Blanch Holdings, Inc.                      1,707,063
                                                          ---------------
INSURANCE CARRIERS (3.1%)
      46,394    Fidelity National Financial, Inc.               1,522,303
      30,250    LandAmerica Financial Group, Inc.               1,854,703
                                                          ---------------
                                                                3,377,006
                                                          ---------------
MEASURING, ANALYZING, & CONTROLLING INSTRUMENTS; PHOTOGRAPHIC, MEDICAL &
OPTICAL GOODS (3.3%)
      70,100    CONMED Corp.(a)                                 1,910,225
      81,610    Esterline Technologies Corp.(a)                 1,703,609
                                                          ---------------
                                                                3,613,834
                                                          ---------------
MISCELLANEOUS RETAIL (2.0%)
      80,130    Micro Warehouse, Inc.(a)                        2,193,559
                                                          ---------------
MOTOR FREIGHT TRANSPORTATION & WAREHOUSING (1.6%)
      68,950    M.S. Carriers, Inc.(a)                          1,689,275
                                                          ---------------
NONDEPOSITORY CREDIT INSTITUTIONS (1.5%)
     120,100    AmeriCredit Corp.(a)(c)                         1,658,881
                                                          ---------------
OIL & GAS EXTRACTION (1.1%)
      81,070    Veritas DGC, Inc.(a)                            1,185,649
                                                          ---------------
PRINTING, PUBLISHING & ALLIED INDUSTRIES (3.0%)
      66,300    Big Flower Holdings, Inc.(a)                    1,620,206

See Notes to Schedules of Investments and Notes to Financial Statements
                                                           CORE TRUST (DELAWARE)

 SCHEDULES OF INVESTMENTS (UNAUDITED)  (CONTINUED)             NOVEMBER 30, 1998

--------------------------------------------------------------------------------

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE
-----------------------------------------------------------------
                  SMALL CAP VALUE PORTFOLIO (continued)
-----------------------------------------------------------------

COMMON STOCKS (continued)
PRINTING, PUBLISHING & ALLIED INDUSTRIES (continued)

      51,360    McClatchy Co.                             $     1,688,460
                                                          ---------------
                                                                3,308,666
                                                          ---------------
STONE, CLAY, GLASS & CONCRETE PRODUCTS (1.9%)
      27,680    Lone Star Industries, Inc.(c)                   2,095,030
                                                          ---------------
TRANSPORTATION BY AIR (1.3%)
      49,505    Midwest Express Holdings, Inc.(a)               1,373,764
                                                          ---------------
TRANSPORTATION EQUIPMENT (9.5%)
      67,990    A. O. Smith Corp.                               1,691,250
      39,500    Arvin Industries, Inc.                          1,659,000
      54,710    BE Aerospace, Inc.(a)                           1,299,363
      39,160    Cordant Technologies, Inc.                      1,573,743
      75,420    Monaco Coach Corp.(a)                           2,262,600
      68,125    Varlen Corp.                                    1,796,797
                                                          ---------------
                                                               10,282,753
                                                          ---------------
WHOLESALE TRADE--DURABLE GOODS (1.8%)
     134,609    CHS Electronics, Inc.(a)(c)                     1,993,896
                                                          ---------------
WHOLESALE TRADE--NONDURABLE GOODS (4.3%)
      82,340    Day Runner, Inc.(a)(c)                          1,811,480
      56,610    Men's Wearhouse, Inc.(a)(c)                     1,432,941
      51,400    United Stationers, Inc.(a)                      1,362,100
                                                          ---------------
                                                                4,606,521
                                                          ---------------

TOTAL COMMON STOCKS (COST $97,945,170)                        101,939,006
                                                          ---------------
REPURCHASE AGREEMENT (6.1%)
   6,586,078    NationsBanc Montgomery Securities, Inc.,
                  5.50%, 12/1/98 to be repurchased at
                  $6,587,084 (cost $6,586,078)(d)               6,586,078
                                                          ---------------
TOTAL INVESTMENTS (100.0%) (COST $104,531,248)            $   108,525,084
                                                          ---------------
                                                          ---------------
-----------------------------------------------------------------
                      SMALL COMPANY VALUE PORTFOLIO
-----------------------------------------------------------------
COMMON STOCKS (95.3%)
ADMINISTRATION OF ENVIRONMENTAL QUALITY & HOUSING PROGRAMS (1.3%)
     141,500    Dames & Moore, Inc.                       $     1,812,969
                                                          ---------------
AEROSPACE (0.7%)
     134,900    LMI Aerospace, Inc.(a)                          1,028,612
                                                          ---------------
AMUSEMENT & RECREATION SERVICES (1.1%)
     180,819    Station Casinos, Inc.(a)                        1,491,757
                                                          ---------------
APPAREL & ACCESSORY STORES (0.7%)
     179,500    Genesco, Inc.(a)                                  998,469
                                                          ---------------
BUILDING CONSTRUCTION--GENERAL CONTRACTORS & OPERATIVE BUILDERS (2.7%)
      60,227    M/I Schottenstein Homes, Inc.                   1,313,701
     170,600    Southern Energy Homes, Inc.(a)                  1,194,200
 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE
-----------------------------------------------------------------
                SMALL COMPANY VALUE PORTFOLIO (continued)
-----------------------------------------------------------------

COMMON STOCKS (continued)
BUILDING CONSTRUCTION--GENERAL CONTRACTORS & OPERATIVE BUILDERS (continued)

      38,700    U.S. Home Corp.(a)                        $     1,233,563
                                                          ---------------
                                                                3,741,464
                                                          ---------------
BUSINESS SERVICES (4.8%)
       4,628    Grey Advertising, Inc.                          1,666,080
      33,900    InaCom Corp.(a)(c)                                703,425
      86,000    Norstan, Inc.(a)                                1,316,875
      65,100    Ogden Corp.                                     1,729,219
      64,464    Symantec Corp.(a)                               1,289,280
                                                          ---------------
                                                                6,704,879
                                                          ---------------
CHEMICALS & ALLIED PRODUCTS (0.9%)
      81,400    Mississippi Chemical Corp.                      1,282,050
                                                          ---------------
DEPOSITORY INSTITUTIONS (14.4%)
      52,500    Andover Bancorp, Inc.                           1,686,562
      40,700    Astoria Financial Corp.                         1,831,500
      53,691    Banknorth Group, Inc.                           1,791,937
      63,041    BSB Bancorp, Inc.                               1,812,429
      63,875    Commercial Federal Corp.                        1,465,133
      99,400    Commonwealth Bancorp, Inc.                      1,515,850
      56,374    Community Bank System, Inc.                     1,641,893
      18,100    First Citizens BancShares, Inc.                 1,547,550
      63,400    First Republic Bank(a)                          1,636,512
     103,400    FirstFed Financial Corp.(a)                     1,835,350
      88,711    Medford Bancorp, Inc.                           1,596,798
      63,100    Webster Financial Corp.                         1,751,025
                                                          ---------------
                                                               20,112,539
                                                          ---------------
EATING & DRINKING PLACES (2.4%)
     133,100    Piccadilly Cafeterias, Inc.                     1,422,506
     164,800    Ryan's Family Steak Houses, Inc.(a)             1,874,600
                                                          ---------------
                                                                3,297,106
                                                          ---------------
ELECTRIC, GAS & SANITARY SERVICES (9.7%)
      36,800    BEC Energy                                      1,518,000
      73,875    Calpine Corp.(a)                                1,773,000
     101,900    Central Vermont Public Service                  1,063,581
      26,900    CILCORP, Inc.                                   1,627,450
     163,700    El Paso Electric Co.(a)                         1,514,225
      76,600    Public Service Co. of New Mexico                1,488,913
      46,900    Rochester Gas & Electric Corp.                  1,442,175
      43,500    TNP Enterprises, Inc.                           1,653,000
      75,200    Washington Water Power Co.                      1,377,100
                                                          ---------------
                                                               13,457,444
                                                          ---------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
EQUIPMENT (6.6%)
      43,100    DuPont Photomasks, Inc.(a)(c)                   1,594,700
     135,000    HMT Technology Corp.(a)(c)                      1,535,625
      44,700    Harman International Industries, Inc.           1,908,131
     114,400    Microsemi Corp.(a)                              1,372,800
     112,300    Powell Industries, Inc.(a)                      1,101,944
     166,100    SymmetriCom, Inc.(a)                            1,027,744

See Notes to Schedules of Investments and Notes to Financial Statements
                                                           CORE TRUST (DELAWARE)

 SCHEDULES OF INVESTMENTS (UNAUDITED)  (CONTINUED)             NOVEMBER 30, 1998

--------------------------------------------------------------------------------

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE
-----------------------------------------------------------------
                SMALL COMPANY VALUE PORTFOLIO (continued)
-----------------------------------------------------------------

COMMON STOCKS (continued)
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT (continued)

      63,400    VLSI Technology, Inc.(a)                  $       725,137
                                                          ---------------
                                                                9,266,081
                                                          ---------------
FABRICATED METAL PRODUCTS (2.1%)
      21,500    Alliant Techsystems, Inc.(a)                    1,638,031
      78,800    Wyman-Gordon Co.(a)(c)                          1,231,250
                                                          ---------------
                                                                2,869,281
                                                          ---------------
FOOD STORES (1.0%)
     113,600    Ingles Markets, Inc.                            1,363,200
                                                          ---------------
GENERAL MERCHANDISE STORES (1.8%)
      58,100    Ames Department Stores, Inc.(a)                 1,379,875
      35,400    Shopko Stores, Inc.(a)                          1,141,650
                                                          ---------------
                                                                2,521,525
                                                          ---------------
HEALTH SERVICES (1.3%)
      53,300    Integrated Health Services, Inc.(a)(c)            596,294
     313,300    PharMerica Inc.(a)                              1,292,363
                                                          ---------------
                                                                1,888,657
                                                          ---------------
HOLDING & OTHER INVESTMENT OFFICES (1.2%)
     172,700    Winston Hotels, Inc.                            1,619,062
                                                          ---------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT (3.7%)
      55,900    Ampco Pittsburgh Corp.                            674,294
      76,400    Data General Corp.(a)                           1,384,750
      74,460    Gleason Corp.                                   1,424,048
      48,700    Gradall Industries, Inc.(a)                       654,406
      40,500    Tractor Supply Co.(a)                           1,063,125
                                                          ---------------
                                                                5,200,623
                                                          ---------------
INSURANCE CARRIERS (10.6%)
      94,100    ARM Financial Group, Inc.                       2,023,150
      82,200    Acceptance Insurance Cos., Inc.(a)              1,618,312
      52,500    Farm Family Holdings, Inc.(a)                   1,837,500
      78,878    Harleysville Group, Inc.                        1,695,877
      93,100    HCC Insurance Holdings, Inc.(c)                 1,728,169
      62,100    Nymagic, Inc.                                   1,304,100
      54,499    PXRE Corp.                                      1,209,197
      58,420    The MONY Group, Inc.(a)                         1,807,369
      48,600    W.R. Berkley Corp.                              1,628,100
                                                          ---------------
                                                               14,851,774
                                                          ---------------
MACHINERY (0.5%)
      76,500    Global Industrial Technologies, Inc.(a)           640,687
                                                          ---------------
MEASURING, ANALYZING, & CONTROLLING INSTRUMENTS; PHOTOGRAPHIC, MEDICAL &
OPTICAL GOODS (4.9%)
      69,000    CONMED Corp.(a)                                 1,880,250
      75,800    Cooper Cos., Inc.                               1,610,750
      21,106    Empi, Inc.(a)                                     476,204
     108,800    Respironics, Inc.(a)                            2,053,600
 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE
-----------------------------------------------------------------
                SMALL COMPANY VALUE PORTFOLIO (continued)
-----------------------------------------------------------------

COMMON STOCKS (continued)
MEASURING, ANALYZING, & CONTROLLING INSTRUMENTS; PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS (continued)

      34,300    Tech-Sym Corp.(a)                         $       859,644
                                                          ---------------
                                                                6,880,448
                                                          ---------------
MISCELLANEOUS MANUFACTURING INDUSTRIES (0.4%)
      74,500    Associated Materials Inc.(a)                      819,500
      45,287    K2, Inc.                                          515,140
                                                          ---------------
                                                                1,334,640
                                                          ---------------
MOTOR FREIGHT TRANSPORTATION & WAREHOUSING (1.1%)
      56,900    USFreightways Corp.                             1,529,187
                                                          ---------------
OIL & GAS EXTRACTION (2.5%)
     112,440    Key Energy Group, Inc.(a)                         702,750
      91,062    Marine Drilling Co., Inc.(a)                      791,101
     103,600    Pride International, Inc.(a)                      783,475
      24,300    SEACOR SMIT, Inc.(a)(c)                         1,160,325
                                                          ---------------
                                                                3,437,651
                                                          ---------------
PAPER & ALLIED PRODUCTS (0.7%)
      70,800    FiberMark, Inc.(a)                                915,975
                                                          ---------------
PERSONAL SERVICES (0.9%)
      71,672    Angelica Corp.                                  1,303,534
                                                          ---------------
PETROLEUM REFINING & RELATED INDUSTRIES (0.7%)
      76,050    Tesoro Petroleum Corp.(a)                       1,012,416
                                                          ---------------
PRIMARY METAL INDUSTRIES (6.8%)
      67,900    AK Steel Holding Corp.                          1,302,831
      76,000    Belden, Inc.                                    1,282,500
      25,600    Carpenter Technology Corp.                        904,000
      73,650    Chase Industries, Inc.(a)                         860,784
      91,500    Intermet Corp.                                  1,252,406
      85,400    Lone Star Technologies, Inc.(a)                   832,650
     133,100    National Steel Corp.                              973,294
      68,300    RTI International Metals, Inc.(a)(c)            1,028,769
      38,400    Texas Industries, Inc.                          1,111,200
                                                          ---------------
                                                                9,548,434
                                                          ---------------
PRINTING, PUBLISHING & ALLIED INDUSTRIES (1.1%)
      79,200    Bowne & Co., Inc.                               1,326,600
      13,361    Gibson Greetings, Inc.(a)                         146,971
                                                          ---------------
                                                                1,473,571
                                                          ---------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES (1.0%)
     107,500    Ragen Mackenzie Group, Inc.(a)                  1,363,906
                                                          ---------------
TEXTILE MILL PRODUCTS (1.3%)
      67,222    Burlington Industries, Inc.(a)                    701,630
      39,700    Oxford Industries, Inc.                         1,146,338
                                                          ---------------
                                                                1,847,968
                                                          ---------------
TRANSPORTATION BY AIR (1.9%)
      59,600    Airborne Freight Corp.                          1,590,575

See Notes to Schedules of Investments and Notes to Financial Statements
                                                           CORE TRUST (DELAWARE)

 SCHEDULES OF INVESTMENTS (UNAUDITED)  (CONTINUED)             NOVEMBER 30, 1998

--------------------------------------------------------------------------------

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE
-----------------------------------------------------------------
                SMALL COMPANY VALUE PORTFOLIO (continued)
-----------------------------------------------------------------

COMMON STOCKS (continued)
TRANSPORTATION BY AIR (continued)

      72,700    America West Airlines, Inc.(a)            $     1,026,887
                                                          ---------------
                                                                2,617,462
                                                          ---------------
TRANSPORTATION EQUIPMENT (1.0%)
      17,538    Huffy Corp.                                       254,301
      75,700    Johnstown America Industries, Inc.(a)           1,168,619
                                                          ---------------
                                                                1,422,920
                                                          ---------------
WHOLESALE TRADE--DURABLE GOODS (0.7%)
      38,400    Commercial Metals Co.                             972,000
                                                          ---------------
WHOLESALE TRADE--NONDURABLE GOODS (2.8%)
      78,400    Nash-Finch Co.                                  1,141,700
      63,100    Performance Food Group Co.(a)                   1,545,950
     147,100    Standard Commercial Corp.                       1,195,188
                                                          ---------------
                                                                3,882,838
                                                          ---------------

TOTAL COMMON STOCKS (COST $138,105,468)                       133,691,129
                                                          ---------------
REPURCHASE AGREEMENT (4.7%)
   6,562,787    NationsBanc Montgomery Securities, Inc.,
                  5.50%, 12/1/98, to be repurchased at
                  $6,563,790 (cost $6,562,787)(d)               6,562,787
                                                          ---------------

TOTAL INVESTMENTS (100.0%) (COST $144,668,255)            $   140,253,916
                                                          ---------------
                                                          ---------------
-----------------------------------------------------------------
                     SMALL COMPANY GROWTH PORTFOLIO
-----------------------------------------------------------------
COMMON STOCKS (92.8%)
AGRICULTURAL PRODUCTION--CROPS (0.9%)
     587,700    Chiquita Brands International, Inc.       $     6,611,625
                                                          ---------------
AMUSEMENT & RECREATION SERVICES (0.8%)
     294,600    Family Golf Centers, Inc. (a)                   6,057,713
                                                          ---------------
APPAREL & ACCESSORY STORES (1.4%)
     288,900    Goody's Family Clothing (a)                     3,250,125
     273,600    Just For Feet, Inc. (a)                         6,190,200
      55,000    Pacific Sunwear of California (a)                 814,688
                                                          ---------------
                                                               10,255,013
                                                          ---------------
APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS
(3.9%)
     478,400    Nautica Enterprises, Inc.(a)                    9,418,500
     249,400    Tommy Hilfiger Corp.(a)                        15,088,700
     242,700    Brown Group, Inc.                               4,353,431
                                                          ---------------
                                                               28,860,631
                                                          ---------------
AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS (1.0%)
     272,400    CSK Auto Corp.(a)                               7,593,150
                                                          ---------------
BUILDING CONSTRUCTION--GENERAL CONTRACTORS & OPERATIVE
BUILDERS (0.4%)
     279,600    Fairfield Communities, Inc.(a)                  3,023,175
                                                          ---------------
 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE
-----------------------------------------------------------------
               SMALL COMPANY GROWTH PORTFOLIO (continued)
-----------------------------------------------------------------

COMMON STOCKS (continued)

BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS (0.7%)
     332,100    Central Garden & Pet Co.(a)               $     5,344,751
                                                          ---------------
BUSINESS SERVICES (8.7%)
     367,600    ABR Information Services(a)                     6,249,200
     164,400    Adobe Systems, Inc.                             7,356,900
     187,300    Avant! Corp.(a)                                 3,125,569
      61,300    Engineering Animation, Inc.(a)                  2,398,362
     218,000    QuadraMed Corp.(a)                              5,232,000
     333,500    Rental Service Corp.(a)                         7,066,030
     309,600    Snyder Communications, Inc.(a)                 11,010,150
     316,900    Synopsys, Inc.(a)                              15,013,138
     178,100    Visio Corp.(a)                                  6,300,288
                                                          ---------------
                                                               63,751,637
                                                          ---------------
CHEMICALS & ALLIED PRODUCTS (13.2%)
     194,700    Agouron Pharmaceuticals, Inc.(a)                8,493,788
     514,400    Alkermes, Inc.(a)                               9,452,100
     218,300    Barr Laboratories, Inc.(a)                      9,223,175
     236,600    Biovail Corp. International(a)                  8,044,400
     391,300    Genzyme Corp.(a)                               16,459,055
      42,280    Genzyme-Molecular Oncolgy(a)                      147,980
     130,000    Idexx Laboratories, Inc.(a)                     3,380,000
     272,000    Millennium Pharmaceutical, Inc.(a)              5,542,000
     343,000    NBTY, Inc.                                      2,100,875
     100,000    Parexel International Corp.(a)                  2,606,250
      45,000    Protein Design Labs, Inc.(a)                      990,000
     178,000    Sepracor, Inc.(a)                              14,774,000
     356,000    Teva Pharmaceutical Industries Ltd.            15,486,000
      18,800    Twinlab Corp.(a)                                  312,550
                                                          ---------------
                                                               97,012,173
                                                          ---------------
COMMUNICATIONS (3.1%)
     418,300    Amdocs Ltd.(a)                                  6,431,363
     181,500    Globalstar Telecommunication Ltd.(a)            3,584,625
     710,000    Western Wireless Corp.(a)                      12,868,750
                                                          ---------------
                                                               22,884,738
                                                          ---------------
DOMESTIC DEPOSITORY INSTITUTIONS (2.3%)
     810,700    Independence Community Bank                    11,451,137
     260,200    Riggs National Corp.                            5,464,200
                                                          ---------------
                                                               16,915,337
                                                          ---------------
EATING & DRINKING PLACES (3.3%)
     339,300    Avado Brands, Inc.                              2,608,369
     573,100    Buffets, Inc.(a)                                6,733,925
      87,900    CEC Entertainment, Inc.(a)                      2,604,037
     621,400    Foodmaker, Inc.(a)                             12,039,625
                                                          ---------------
                                                               23,985,956
                                                          ---------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
EQUIPMENT (10.1%)
     703,600    Adaptec, Inc.(a)                               11,433,500
     164,600    American Power Conversion Corp.(a)              6,810,325
     903,400    Cabletron Systems, Inc.(a)                     12,647,600

See Notes to Schedules of Investments and Notes to Financial Statements
                                                           CORE TRUST (DELAWARE)

 SCHEDULES OF INVESTMENTS (UNAUDITED)  (CONTINUED)             NOVEMBER 30, 1998

--------------------------------------------------------------------------------

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE
-----------------------------------------------------------------
               SMALL COMPANY GROWTH PORTFOLIO (continued)
-----------------------------------------------------------------

COMMON STOCKS (continued)
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT (continued)

     163,100    Discreet Logic, Inc.(a)                   $     2,568,825
     183,100    Micrel, Inc.(a)                                 7,426,994
     283,400    Microchip Technology, Inc.(a)                   9,865,862
      42,500    PMC-Sierra, Inc.(a)                             2,289,687
     180,900    Pinnacle Systems, Inc.(a)                       6,105,375
     293,700    Xilinx, Inc.(a)                                14,905,275
                                                          ---------------
                                                               74,053,443
                                                          ---------------
ENGINEERING, ACCOUNTING, RESEARCH, MANAGEMENT & RELATED SERVICES (0.9%)
     160,700    Metzler Group, Inc.(a)                          6,669,050
                                                          ---------------
FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT
(1.9%)
     619,400    Tower Automotive, Inc.(a)                      14,091,350
                                                          ---------------
FOOD & KINDRED PRODUCTS (0.6%)
     165,200    American Italian Pasta Co.(a)                   4,171,300
                                                          ---------------
FURNITURE & FIXTURES (0.5%)
     151,500    Furniture Brands International, Inc.(a)         3,853,781
                                                          ---------------
HEALTH SERVICES (2.0%)
     378,800    American Retirement Corp.(a)                    5,942,425
     161,600    Curative Health Services, Inc.(a)               4,646,000
     257,100    Quorum Health Group, Inc.(a)                    4,274,288
                                                          ---------------
                                                               14,862,713
                                                          ---------------
MISCELLANEOUS MANUFACTURING INDUSTRIES (0.2%)
      79,900    Johns Manville Corp.                            1,153,556
                                                          ---------------
HOSPITAL SUPPLY (0.9%)
     229,300    Maxxim Medical, Inc.(a)                         6,248,425
                                                          ---------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT (6.6%)
     288,000    Data General Corp.(a)                           5,220,000
     358,200    Maxtor Corp.(a)                                 4,947,638
     414,900    Pentair, Inc.                                  15,636,543
     201,900    Seagate Technology, Inc.(a)                     5,956,050
     139,800    SPS Technologies, Inc.(a)                       8,003,550
     203,100    Tech Data Corp.(a)                              8,174,775
                                                          ---------------
                                                               47,938,556
                                                          ---------------
INSURANCE CARRIERS (2.8%)
     129,300    Annuity and Life Reinsurance (Holdings)
                  Ltd.                                          3,280,987
     124,500    CMAC Investment Corp.                           6,007,125
     202,000    Everest Reinsurance Holdings, Inc.              7,587,625
     294,000    Scottish Annuity & Life Holdings Ltd.(a)        3,711,750
                                                          ---------------
                                                               20,587,487
                                                          ---------------
MEASURING, ANALYZING, & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL &
OPTICAL GOODS (1.9%)
     523,500    Steris Corp.(a)                                14,036,343
                                                          ---------------
 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE
-----------------------------------------------------------------
               SMALL COMPANY GROWTH PORTFOLIO (continued)
-----------------------------------------------------------------

COMMON STOCKS (continued)

MISCELLANEOUS RETAIL (3.2%)
     435,400    Borders Group, Inc.(a)                    $    10,558,450
     135,900    DM Management Co.(a)                            1,987,538
   1,234,500    Petsmart, Inc.(a)                              10,570,406
                                                          ---------------
                                                               23,116,394
                                                          ---------------
MOTOR FREIGHT TRANSPORTATION & WAREHOUSING (2.1%)
     304,150    Swift Transportation Co., Inc.(a)               6,672,291
     311,800    USFreightways Corp.                             8,379,625
                                                          ---------------
                                                               15,051,916
                                                          ---------------
NONDEPOSITORY CREDIT INSTITUTIONS (2.5%)
     403,500    American Capital Strategies Ltd.(a)             6,153,375
     244,900    Capital Automotive                              3,275,538
     329,900    Heller Financial, Inc.                          8,639,256
                                                          ---------------
                                                               18,068,169
                                                          ---------------
PAPER & ALLIED PRODUCTS (0.7%)
     272,900    Ivex Packaging Corp.                            5,321,550
                                                          ---------------
OIL & GAS EXTRACTION (2.4%)
     327,100    Apache Corp.                                    7,523,300
     328,200    Core Laboratories N.V.(a)                       6,215,288
     420,200    Stolt Comex Seaway S.A.(a)                      3,545,438
                                                          ---------------
                                                               17,284,026
                                                          ---------------
PRIMARY METAL INDUSTRIES (1.0%)
     365,650    General Cable Corp.                             6,947,350
                                                          ---------------
PRINTING, PUBLISHING & ALLIED INDUSTRIES (1.8%)
     310,700    Valassis Communications, Inc.                  13,321,263
                                                          ---------------
REAL ESTATE (2.6%)
     431,200    Intrawest Corp.                                 6,926,150
     428,300    Newhall Land & Farming Co.                     11,751,481
                                                          ---------------
                                                               18,677,631
                                                          ---------------
TRANSPORTATION BY AIR (0.8%)
     209,400    Skywest, Inc.                                   5,666,888
                                                          ---------------
TRANSPORTATION EQUIPMENT (4.4%)
     458,650    AAR Corp.                                      11,580,913
     341,200    Gulfstream Aerospace Corp.(a)                  17,529,150
     135,200    Superior Industries International               3,515,200
                                                          ---------------
                                                               32,625,263
                                                          ---------------
WATER TRANSPORTATION (1.0%)
     215,300    Sea Containers Ltd.                             6,997,250
                                                          ---------------
WHOLESALE TRADE--DURABLE GOODS (2.2%)
     225,700    HA-LO Industries, Inc.(a)                       7,208,294
     128,800    Metals USA, Inc.(a)                             1,199,450
     246,300    Reliance Steel & Aluminum Co.                   7,542,937
                                                          ---------------
                                                               15,950,681
                                                          ---------------

TOTAL COMMON STOCKS (COST $579,411,387)                       678,990,284
                                                          ---------------

See Notes to Schedules of Investments and Notes to Financial Statements
                                                           CORE TRUST (DELAWARE)

 SCHEDULES OF INVESTMENTS (UNAUDITED)  (CONTINUED)             NOVEMBER 30, 1998

--------------------------------------------------------------------------------

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE
-----------------------------------------------------------------
               SMALL COMPANY GROWTH PORTFOLIO (continued)
-----------------------------------------------------------------
WARRANTS (0.3%)
     437,000    Golden State Bancorp Litigation
                  Warrant(a) (cost $2,489,951)            $     1,993,813
                                                          ---------------
REPURCHASE AGREEMENT (6.9%)
  50,292,318    NationsBanc Montgomery Securities, Inc.,
                  5.50%, 12/1/98 to be repurchased at
                  $50,299,897 (cost $50,292,318)(d)            50,292,318
                                                          ---------------

TOTAL INVESTMENTS (100%) (COST $632,193,655)              $   731,276,415
                                                          ---------------
                                                          ---------------
-----------------------------------------------------------------
                         INTERNATIONAL PORTFOLIO
-----------------------------------------------------------------
STOCKS & WARRANTS (94.5)
BELGIUM (2.0%)
COMMON STOCKS
      44,520    Electrafina SA                            $     5,869,648
      47,390    Grupo Bruxelles Lambert(c)                      8,923,826
      61,490    KBC Bancassurance Holding(c)                    4,414,802
                                                          ---------------
                                                               19,208,276
                                                          ---------------
DENMARK (2.6%)
COMMON STOCKS
      73,100    Den Danske Bank Group                           9,438,861
     232,650    International Service System A/S               15,382,118
                                                          ---------------
                                                               24,820,979
                                                          ---------------
FRANCE (18.0%)
COMMON STOCKS
      36,390    Accor SA                                        8,020,789
      25,960    Air Liquide                                     4,426,457
      69,930    Alcatel Alsthom                                 9,272,704
      83,720    AXA                                            10,850,296
      59,390    Bouygues SA                                    11,100,543
      61,900    Canal Plus                                     14,265,641
      98,380    Etablissements Economiques du Casino
                  Guichard-Perrachon SA                         9,367,541
     126,545    Elf Aquitaine                                  15,820,356
     183,724    France Telecom SA                              12,796,406
      53,780    Groupe Danone                                  15,741,783
      58,750    Lafarge SA                                      5,552,617
      26,150    Sanofi SA                                       4,680,182
     105,880    Suez Lyonnaise des Eaux                        20,966,152
      70,460    Total SA-B                                      8,759,046
      82,398    Vivendi                                        18,684,552
                                                          ---------------
                                                              170,305,065
                                                          ---------------
WARRANTS
      55,391    Cie Generale Des Eaux(a)                          112,321
                                                          ---------------
                                                              170,417,386
                                                          ---------------
GERMANY (5.8%)
COMMON STOCKS
     301,080    Bayer AG                                       12,393,641
     108,228    DaimlerChrysler AG(a)(c)                       10,382,440
     231,540    Hoechst AG                                      9,969,311
     170,200    Mannesmann AG                                  18,471,552
      62,480    Veba AG                                         3,473,575
                                                          ---------------
                                                               54,690,519
                                                          ---------------

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE
-----------------------------------------------------------------
                   INTERNATIONAL PORTFOLIO (continued)
-----------------------------------------------------------------
IRELAND (2.1%)
COMMON STOCKS
     405,840    Bank of Ireland                           $     8,346,937
     163,450    Elan Corp plc--ADR(a)(c)                       11,135,031
                                                          ---------------
                                                               19,481,968
                                                          ---------------
ITALY (7.2%)
COMMON STOCKS
     200,750    Assicurazioni Generali                          7,518,457
   8,665,350    Banca di Roma(a)(c)                            15,036,192
   1,759,850    ENI SpA                                        10,948,145
     980,450    Italgas SpA(c)                                  4,860,815
   1,554,610    Olivetti SpA(a)                                 4,085,825
   1,455,350    Telecom Italia Mobile SpA                       9,562,374
   1,958,472    Telecom Italia SpA(c)                          15,915,547
                                                          ---------------
                                                               67,927,355
                                                          ---------------
JAPAN (14.8%)
COMMON STOCKS
     336,000    Amada Metrecs Co. Ltd.                          1,579,954
     258,000    Arcland Sakamoto(c)                             1,889,034
     630,000    Asahi Bank Ltd.                                 2,408,884
     274,000    Bridgestone Corp.                               6,419,785
     265,650    Credit Saison Co. Ltd.(c)                       6,072,864
     239,000    Dai-Dan Co. Ltd.                                1,555,483
   1,122,000    Dai-Tokyo Fire & Marine Insurance Co.
                  Ltd.                                          3,705,923
     319,000    Daiwa House Industry Co. Ltd.                   3,386,715
         847    East Japan Railway Co.(c)                       4,926,822
     151,000    Fuji Photo Film Co.                             5,650,830
     667,000    Hanshin Electric Railway Co. Ltd.               2,029,434
     952,000    Hitachi Ltd.                                    5,738,952
      79,000    Ito-Yokado Co. Ltd.                             4,833,062
     314,000    Japan Airport Terminal Co. Ltd.                 1,708,965
     452,000    Matsushita Electric Industrial Co.
                  Ltd.(c)                                       7,280,833
      69,100    Meiko Shokai                                    1,068,093
     506,000    Mitsubishi Corp.                                3,252,034
     880,000    Mitsui & Co. Ltd.(c)                            5,032,867
     230,000    Mitsui Fudosan Co. Ltd.                         1,766,352
     181,000    Murata Manufacturing Co. Ltd.                   7,097,462
      69,600    Nagaileben Co. Ltd.(c)                          1,240,026
      70,000    Nitto Denko Corp.(c)                            1,038,155
     260,000    Nomura Securities Co. Ltd.                      2,531,891
         137    NTT Mobile Communications Network, Inc.         5,238,366
     556,000    Oji Paper Co. Ltd.(c)                           2,501,367
     263,000    Omron Corp.                                     3,145,216
      51,000    Rohm Co. Ltd.                                   4,315,002
      31,300    SMC Corp.(c)                                    2,340,116
      64,000    Secom Co. Ltd.                                  4,743,248
     337,000    Showa Shell Sekiyu                              1,965,742
      60,000    Sony Corp.                                      4,397,982
   2,386,000    Sumitomo Metal Industries(c)                    2,853,417
     231,000    Takeda Chemical Industries                      7,798,975
      38,500    Toho Co. Ltd.                                   4,591,686
     324,000    Tokio Marine & Fire Insurance Co. Ltd.          3,663,846
     547,000    Toppan Printing Co. Ltd.                        6,497,071
     170,000    Toyota Motor Corp.                              4,315,002
                                                          ---------------
                                                              140,581,456
                                                          ---------------
NETHERLANDS (6.7%)
COMMON STOCKS
     401,000    Elsevier NV                                     5,279,083
     353,125    Heineken NV                                    17,984,075
     393,152    Koninklijke Ahold NV(c)                        13,671,445

See Notes to Schedules of Investments and Notes to Financial Statements
                                                           CORE TRUST (DELAWARE)

 SCHEDULES OF INVESTMENTS (UNAUDITED)  (CONCLUDED)             NOVEMBER 30, 1998

--------------------------------------------------------------------------------

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE
-----------------------------------------------------------------
                   INTERNATIONAL PORTFOLIO (continued)
-----------------------------------------------------------------

NETHERLANDS (continued)
COMMON STOCKS (continued)

     117,091    Oce NV                                    $     4,126,988
     135,230    Philips Electronics NV                          8,582,204
     545,000    TNT Post Group NV                              13,749,345
                                                          ---------------
                                                               63,393,140
                                                          ---------------
PORTUGAL (0.4%)
COMMON STOCKS
     177,750    Semapa--Sociedade de Investimento e
                  Gestao SGPS SA                                3,659,451
                                                          ---------------
SINGAPORE (0.9%)
COMMON STOCKS
     639,000    City Developments Ltd.(c)                       3,045,628
     391,200    Development Bank of Singapore Ltd.(a)(c)        2,969,035
     223,828    Singapore Press Holdings Ltd.                   2,378,257
                                                          ---------------
                                                                8,392,920
                                                          ---------------
SPAIN (3.1%)
COMMON STOCKS
     132,000    Centros Comerciales Pryca SA                    3,160,551
   1,020,075    Endesa SA                                      26,692,955
                                                          ---------------
                                                               29,853,506
                                                          ---------------
SWEDEN (1.9%)
COMMON STOCKS
     122,200    Atlas Copco AB                                  2,688,777
      75,350    Atlas Copco AB, A Shares                        1,722,949
     276,400    Securitas AB, B Shares                          4,122,576
     344,650    Telefonaktiebolaget LM Ericsson, B
                  Shares                                        9,601,344
                                                          ---------------
                                                               18,135,646
                                                          ---------------
SWITZERLAND (10.2%)
COMMON STOCKS
       6,380    ABB AG                                          7,964,111
       4,790    Nestle SA                                       9,982,752
      19,048    Novartis AG                                    35,864,720
       1,273    Roche Holding AG                               15,003,378
       4,940    Schweizerische Rueckversicherungs-
                  Gesellschaft                                 12,524,844
      52,380    UBS AG                                         15,809,989
                                                          ---------------
                                                               97,149,794
                                                          ---------------
UNITED KINGDOM (18.8%)
COMMON STOCKS
   1,131,900    Airtours plc                                    7,754,019
     957,370    Allied Domecq plc                               8,154,555
   1,462,000    ASDA Group plc                                  3,801,007
     522,200    British Airways plc                             3,534,203
 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE
-----------------------------------------------------------------
                   INTERNATIONAL PORTFOLIO (continued)
-----------------------------------------------------------------

UNITED KINGDOM (continued)
COMMON STOCKS (continued)

     271,000    British American Tobacco plc              $     2,486,105
     708,300    British Energy plc                              7,564,709
     515,380    British Land Co. plc                            4,440,878
     656,050    British Petroleum Co. plc                      10,233,860
   1,121,600    British Sky Broadcasting Group plc              9,275,695
     669,480    British Telecommunications plc                  9,177,998
     722,700    Cable & Wireless plc                            9,185,853
     252,632    COLT Telecom Group plc(a)                       3,302,815
   1,645,800    David S. Smith Holdings plc                     3,185,376
     267,000    De La Rue plc                                     780,109
     951,030    Electrocomponents plc                           6,750,461
     360,000    EMI Group plc                                   2,145,262
     429,600    Enterprise Oil plc                              2,361,453
      47,342    Garban plc(a)                                     185,212
     376,420    Glaxo Wellcome plc                             11,911,475
     369,600    Great Universal Stores plc                      3,846,695
      15,000    Johnson Matthey plc                               102,076
     699,710    Lloyds TSB Group plc                            9,731,028
   1,534,000    LucasVarity plc                                 5,266,953
     963,810    Marks & Spencer plc                             6,554,799
   1,263,900    MFI Furniture Group plc                           725,000
   3,229,400    Pilkington Brothers plc                         3,465,021
     401,100    Reuters Group plc                               3,876,594
   2,059,450    Rolls-Royce plc(a)                              8,328,908
      53,000    Standard Chartered plc                            563,420
     371,405    Tibbett & Britten Group plc                     1,900,554
     473,424    United News & Media plc                         4,575,598
   1,069,181    Vodafone Group plc                             15,795,923
     535,476    Williams Holdings plc                           3,314,683
      99,000    Zeneca Group plc                                4,118,191
                                                          ---------------
                                                              178,396,488
                                                          ---------------
TOTAL STOCKS & WARRANTS (COST $795,603,377)                   896,108,884
                                                          ---------------
CASH MANAGEMENT ACCOUNTS (5.5%)
  51,776,184    Treasury Fund (cost $51,776,184)               51,776,184
                                                          ---------------
TOTAL INVESTMENTS (100.0%) (COST $847,379,560)            $   947,885,068
                                                          ---------------
                                                          ---------------
FORWARD FOREIGN CURRENCY EXCHANGE CONTRACT
CONTRACTS TO SELL

EXPIRATION                               UNDERLYING FACE   UNREALIZED
   DATE       CURRENCY        UNITS      AMOUNT OF VALUE  APPRECIATION
----------  -------------  ------------  ---------------  ------------
            British
 12/17/98   Pounds           30,570,000   $  50,443,557    $  826,817
 12/18/98   Japanese Yen   7,414,510,000     60,457,914    (4,064,662)
                                         ---------------  ------------
                                          $ 110,901,471    $(3,237,845)

See Notes to Schedules of Investments and Notes to Financial Statements
                                                           CORE TRUST (DELAWARE)

 NOTES TO SCHEDULES OF INVESTMENTS (UNAUDITED)                 NOVEMBER 30, 1998

--------------------------------------------------------------------------------

(a) Non-income producing security.

(b) Securities that may be resold to "qualified institutional buyers" under rule 144A or securities offered pursuant to 4(2) of the Securities Act of 1933, as amended. The Board of Trustees has deemed these securities to be liquid at November 30, 1998.

(c) Part or all of this investment is on loan. See Note 6 of Notes to Financial Statements.

(d) The Portfolios have invested in a joint repurchase agreement. The following represents the collateral on the NationsBanc Montgomery Securities, Inc. joint repurchase agreement: Collateralized by $299,020,439 FNMA Discount Notes, 6.00%, 10/1/13; with a total market value of $294,799,171.

(e) At November 30, 1998, $785,000 of U.S. Treasury Bills, 4/29/99, with a market value of $771,053 and $1,450,000 of U.S. Treasury Bills, 9/16/99, with a market value of $1,401,541, were pledged to cover margin requirements for open futures contracts.

(f) At November 30, 1998, $150,000 of U.S. Treasury Bills, 4/29/99, with a market value of $147,335 and $190,000 of U.S. Treasury Bills, 9/16/99, with a market value of $183,651, were pledged to cover margin requirements for open futures contracts.

                                 ABBREVIATIONS
--------------------------------------------------------------------------------

AMBAC     American Municipal Bond Assurance Corporation
BIG       Bond Insurance Group
C/O       Crossover refunding
COLL      Collateralized
COP       Certificate of Participation
DOT       Department of Transportation
EDA       Economic Development Authority
EFA       Education Finance Authority
ETM       Escrowed to Maturity
FAMC      Federal Agricultural Mortgage Corporation
FFCB      Federal Farm Credit Bank
FGIC      Financial Guaranty Insurance Company
FHA       Federal Housing Authority
FHLB      Federal Home Loan Bank
FHLMC     Federal Home Loan Mortgage Corporation
FNMA      Federal National Mortgage Association
FSA       Financial Security Assurance, Inc.
GNMA      Government National Mortgage Association
GO        General Obligation
HEFA      Higher Education Facilities Authority
HEHFA     Higher Education & Health Facilities Authority
HFA       Housing Finance Authority
HRA       Housing & Redevelopment Authority
HUD       Department of Housing and Urban Development
IDA       Industrial Development Authority
ISD       Independent School District
LOC       Letter of Credit
MBIA      Municipal Bond Insurance Association
MFHR      Multi Family Housing Revenue
PCR       Pollution Control Revenue
PFA       Public Finance Authority
PILOT     Payment in Lieu of Taxes
P/R       Prerefunded
RV        Revenue Bonds
SCEP      State Credit Enhancement Program
SD        School District
SFM       Single Family Mortgage
SLMA      Student Loan Marketing Association
TVA       Tennessee Valley Authority
USG       United States Government
UTGO      Unlimited Tax General Obligation
VA        Veterans' Administration
V/R       Variable rate

See Notes to Schedules of Investments and Notes to Financial Statements
                                                           CORE TRUST (DELAWARE)

                             SCHRODER CAPITAL FUNDS
                               SEMI-ANNUAL REPORT
                               NOVEMBER 30, 1998
                   SCHRODER U.S. SMALLER COMPANIES PORTFOLIO
                        SCHRODER GLOBAL GROWTH PORTFOLIO
                           SCHRODER EM CORE PORTFOLIO

 STATEMENTS OF ASSETS AND LIABILITIES (UNAUDITED)              NOVEMBER 30, 1998

--------------------------------------------------------------------------------

                                                      SCHRODER       SCHRODER
                                                    U.S. SMALLER      GLOBAL        SCHRODER
                                                      COMPANIES       GROWTH        EM CORE
                                                      PORTFOLIO      PORTFOLIO     PORTFOLIO
                                                    -------------   -----------   ------------
ASSETS
  Investments (Note 2)
    Investments at cost...........................  $305,413,979    $2,849,179    $ 11,052,557
    Net unrealized appreciation (depreciation)....    15,224,750       247,439         (68,590)
                                                    -------------   -----------   ------------
  TOTAL INVESTMENTS AT VALUE......................   320,638,729     3,096,618      10,983,967

  Cash (Note 2)...................................        10,388       410,429         446,265
  Receivable for investments sold.................       107,103             -         141,083
  Receivable from administrator (Notes 3 and 6)...             -        51,030          34,535
  Receivable for dividends, tax reclaims and
    interest......................................       120,178         9,397          61,274
  Organization costs, net of amortization (Note
    2)............................................        13,568           754             762
                                                    -------------   -----------   ------------
TOTAL ASSETS......................................   320,889,966     3,568,228      11,667,886
                                                    -------------   -----------   ------------

LIABILITIES
  Payable for investments purchased...............     3,959,211         4,448         110,724
  Payable for Fund shares redeemed................             -            29               -
  Payable for forward foreign currency contracts
    (Note 2)......................................             -        11,739          16,858
  Payable to investment adviser (Note 3)..........       154,161             -               -
  Payable to other related parties (Note 3).......        19,270           211             708
  Accrued expenses and other liabilities..........        82,443        51,124          36,025
                                                    -------------   -----------   ------------
TOTAL LIABILITIES.................................     4,215,085        67,551         164,315
                                                    -------------   -----------   ------------
NET ASSETS........................................  $316,674,881    $3,500,677    $ 11,503,571
                                                    -------------   -----------   ------------
                                                    -------------   -----------   ------------

See Notes to Financial Statements.                        SCHRODER CAPITAL FUNDS

 STATEMENTS OF OPERATIONS (UNAUDITED)      FOR THE SIX MONTHS ENDED NOVEMBER 30,
1998

--------------------------------------------------------------------------------

                                          SCHRODER U.S.
                                             SMALLER        SCHRODER        SCHRODER
                                            COMPANIES     GLOBAL GROWTH      EM CORE
                                            PORTFOLIO       PORTFOLIO       PORTFOLIO
                                          -------------   -------------   -------------
INVESTMENT INCOME
  Dividend income (a)...................  $    890,763    $     20,875    $     98,853
  Interest income.......................       471,276          15,419          50,611
                                          -------------   -------------   -------------
  TOTAL INVESTMENT INCOME...............     1,362,039          36,294         149,464
                                          -------------   -------------   -------------
EXPENSES
  Advisory (Note 3).....................       970,320           8,314          63,973
  Administration (Note 3)...............             -           2,494           6,397
  Subadministration (Note 3)............       121,290          12,500          12,500
  Interestholder recordkeeping (Note
    3)..................................         6,063           6,050           6,125
  Custody...............................        18,233          11,074          55,750
  Accounting (Note 3)...................        25,000          30,000          37,000
  Legal.................................        28,830             604           1,604
  Audit.................................        29,697          11,139          14,204
  Trustees' fees........................        15,584             151             758
  Pricing services......................         3,622           4,662           6,646
  Amortization of organization costs
    (Note 2)............................         2,509              97              97
  Miscellaneous.........................        11,134             140             446
                                          -------------   -------------   -------------
  TOTAL EXPENSES........................     1,232,282          87,225         205,500

    Fees waived and expenses reimbursed
     (Note 6)...........................             -         (73,090)       (112,607)
                                          -------------   -------------   -------------
  NET EXPENSES..........................     1,232,282          14,135          92,893
                                          -------------   -------------   -------------
  NET INVESTMENT INCOME (LOSS)..........       129,757          22,159          56,571
                                          -------------   -------------   -------------
  NET REALIZED AND UNREALIZED GAIN
    (LOSS) ON INVESTMENTS
  Net Realized Gain (Loss) on
    Securities..........................   (34,243,369)       (116,064)     (4,836,204)
    Foreign currency transactions.......             -            (672)        (41,171)
                                          -------------   -------------   -------------
      Net Realized Gain (Loss) on
       Investments......................   (34,243,369)       (116,736)     (4,877,375)
  Net Change in Unrealized Appreciation
    (Depreciation) on
    Securities..........................   (24,065,749)         12,384       2,261,068
    Foreign currency transactions.......             -             342             (25)
                                          -------------   -------------   -------------
      Net Change in Unrealized
       Appreciation (Depreciation) on
       Investments......................   (24,065,749)         12,726       2,261,043
                                          -------------   -------------   -------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS.........................   (58,309,118)       (104,010)     (2,616,332)
                                          -------------   -------------   -------------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS..............  $(58,179,361)   $    (81,851)   $ (2,559,761)
                                          -------------   -------------   -------------
                                          -------------   -------------   -------------
(a) Net of foreign withholding taxes
 of.....................................  $          -    $      3,200    $      6,907
                                          -------------   -------------   -------------
                                          -------------   -------------   -------------

See Notes to Financial Statements.                        SCHRODER CAPITAL FUNDS

                                       FOR THE PERIOD ENDED MAY 31, 1998 (A) AND
 STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED) THE SIX MONTHS ENDED NOVEMBER 30, 1998
--------------------------------------------------------------------------------

                                                                                          SCHRODER U.S.        SCHRODER
                                                                                        SMALLER COMPANIES    GLOBAL GROWTH
                                                                                            PORTFOLIO          PORTFOLIO
                                                                                       -------------------  ---------------
NET ASSETS, MAY 31, 1997.............................................................     $ 103,385,258       $         -
                                                                                       -------------------  ---------------

OPERATIONS
  Net investment income (loss).......................................................           234,568            19,344
  Net realized gain (loss) on investments sold.......................................         6,355,034           (30,332)
  Net change in unrealized appreciation (depreciation) on investments................        28,258,572           223,207
                                                                                       -------------------  ---------------
  Net increase (decrease) in net assets resulting from operations....................        34,848,174           212,219
                                                                                       -------------------  ---------------

TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS
  Contributions......................................................................       228,163,060         3,070,201
  Withdrawals........................................................................       (10,593,071)         (119,888)
                                                                                       -------------------  ---------------
  Net increase (decrease) from transactions in investors' beneficial interest........       217,569,989         2,950,313
                                                                                       -------------------  ---------------
NET INCREASE (DECREASE) IN NET ASSETS................................................       252,418,163         3,162,532
                                                                                       -------------------  ---------------

NET ASSETS, MAY 31, 1998.............................................................       355,803,421         3,162,532
                                                                                       -------------------  ---------------
OPERATIONS
  Net investment income (loss).......................................................           129,757            22,159
  Net realized gain (loss) on investments sold.......................................       (34,243,369)         (116,736)
  Net change in unrealized appreciation (depreciation) on investments................       (24,065,749)           12,726
                                                                                       -------------------  ---------------
  Net increase (decrease) in net assets resulting from operations....................       (58,179,361)          (81,851)
                                                                                       -------------------  ---------------

TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS
  Contributions......................................................................        51,966,693           481,882
  Withdrawals........................................................................       (32,915,872)          (61,886)
                                                                                       -------------------  ---------------
  Net increase (decrease) from transactions in investors' beneficial interest........        19,050,821           419,996
                                                                                       -------------------  ---------------
NET INCREASE (DECREASE) IN NET ASSETS................................................       (39,128,540)          338,145
                                                                                       -------------------  ---------------

NET ASSETS, NOVEMBER 30, 1998........................................................     $ 316,674,881       $ 3,500,677
                                                                                       -------------------  ---------------
                                                                                       -------------------  ---------------

(a) Beginning of period..............................................................       Jun 1, 1997      Oct 15, 1997

                                                                                         SCHRODER
                                                                                          EM CORE
                                                                                         PORTFOLIO
                                                                                       -------------
NET ASSETS, MAY 31, 1997.............................................................   $         -
                                                                                       -------------
OPERATIONS
  Net investment income (loss).......................................................       210,351
  Net realized gain (loss) on investments sold.......................................      (518,984)
  Net change in unrealized appreciation (depreciation) on investments................    (2,346,562)
                                                                                       -------------
  Net increase (decrease) in net assets resulting from operations....................    (2,655,195)
                                                                                       -------------
TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS
  Contributions......................................................................    39,419,804
  Withdrawals........................................................................   (10,034,574)
                                                                                       -------------
  Net increase (decrease) from transactions in investors' beneficial interest........    29,385,230
                                                                                       -------------
NET INCREASE (DECREASE) IN NET ASSETS................................................    26,730,035
                                                                                       -------------
NET ASSETS, MAY 31, 1998.............................................................    26,730,035
                                                                                       -------------
OPERATIONS
  Net investment income (loss).......................................................        56,571
  Net realized gain (loss) on investments sold.......................................    (4,877,375)
  Net change in unrealized appreciation (depreciation) on investments................     2,261,043
                                                                                       -------------
  Net increase (decrease) in net assets resulting from operations....................    (2,559,761)
                                                                                       -------------
TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS
  Contributions......................................................................     3,165,981
  Withdrawals........................................................................   (15,832,684)
                                                                                       -------------
  Net increase (decrease) from transactions in investors' beneficial interest........   (12,666,703)
                                                                                       -------------
NET INCREASE (DECREASE) IN NET ASSETS................................................   (15,226,464)
                                                                                       -------------
NET ASSETS, NOVEMBER 30, 1998........................................................   $11,503,571
                                                                                       -------------
                                                                                       -------------
(a) Beginning of period..............................................................  Oct 30, 1997

See Notes to Financial Statements.                        SCHRODER CAPITAL FUNDS

  FINANCIAL HIGHLIGHTS (UNAUDITED)

--------------------------------------------------------------------------------

                                                        RATIO TO AVERAGE
                                                         NET ASSETS (a)
                                          ---------------------------------------------
                                               NET
                                           INVESTMENT                         GROSS         PORTFOLIO
                                          INCOME (LOSS)   NET EXPENSES      EXPENSES      TURNOVER RATE
                                          -------------   -------------   -------------   -------------
 SCHRODER U.S. SMALLER COMPANIES PORTFOLIO
-------------------------------------------------------------------------------------------------------
  June 1, 1998 to November 30, 1998.....       0.08%           0.76%           0.76%          67.12%
  June 1, 1997 to May 31, 1998..........       0.10%           0.75%           0.75%          54.98%
  November 1, 1996 to May 31, 1997......       0.22%           0.85%           0.95%          34.45%
  August 15, 1996(b) to October 31,
    1996................................       0.50%           0.85%           1.31%          17.30%
 SCHRODER GLOBAL GROWTH PORTFOLIO
-------------------------------------------------------------------------------------------------------
  June 1, 1998 to November 30, 1998.....       1.13%           0.85%           5.25%          45.93%
  October 15, 1997(b) to May 31, 1998...       1.18%           0.85%           6.81%          13.82%
 SCHRODER EM CORE PORTFOLIO
-------------------------------------------------------------------------------------------------------
  June 1, 1998 to November 30, 1998.....       0.88%           1.45%           3.21%          75.15%
  October 30, 1997(b) to May 31, 1998...       1.35%           1.45%           2.38%          22.97%

(a) Annualized.

(b) Commencement of operations.

See Notes to Financial Statements.                        SCHRODER CAPITAL FUNDS

 NOTES TO FINANCIAL STATEMENTS (UNAUDITED)                     NOVEMBER 30, 1998

--------------------------------------------------------------------------------

 NOTE 1. ORGANIZATION

Schroder Capital Funds ("Schroder Core") was organized as a Delaware business trust on September 7, 1995. Schroder Core, which is registered as an open-end management investment company under the Investment Company Act of 1940 (the "Act"), currently has eight investment portfolios. Included in this report are Schroder U.S. Smaller Companies Portfolio, Schroder Global Growth Portfolio and Schroder EM Core Portfolio (individually, a "Portfolio" and, collectively, the "Portfolios"). Schroder U.S. Smaller Companies Portfolio is a diversified portfolio that commenced operations on August 15, 1996. Schroder Global Growth Portfolio and Schroder EM Core Portfolio are non-diversified portfolios that commenced operations on October 15, 1997, and October 30, 1997, respectively. Under its Trust Instrument, Schroder Core is authorized to issue an unlimited number of interests without par value. Interests in the Portfolios are sold in private placement transactions without any sales charges to qualified investors, including open-end management investment companies.

 NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

These financial statements are prepared in accordance with generally accepted accounting principles, that require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increase and decrease in net assets from operations during the fiscal period. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the
Portfolios:

SECURITY VALUATION--Portfolio securities listed on recognized stock exchanges are valued at the last reported sale price on the exchange on which the securities are principally traded. Listed securities traded on recognized stock exchanges where last sale prices are not available are valued at the mean of the closing bid and ask prices ("mid-market price"), or if none, the last sale price on the preceding trading day. Securities traded in over-the-counter markets, or listed securities for which no trade is reported on the valuation date, generally are valued at the most recent reported mid-market price. Prices used for valuations generally are provided by independent pricing services. Domestic short-term investments, having a maturity of 60 days or less, generally are valued at amortized cost, which approximates market value. Foreign currency denominated short-term investments are valued at local amortized cost and then translated into U.S. dollars. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith using methods approved by the Schroder Core Board of Trustees. As of November 30, 1998, the Portfolios did not hold a position in fair valued securities.

SECURITY TRANSACTIONS AND INVESTMENT INCOME--Investment transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date. With respect to dividends on foreign securities, certain instances may arise where a Portfolio is not notified of a dividend until after the dividend date has passed. In these instances, a dividend is recorded as soon as the Portfolio is informed of the dividend. Dividend income is recorded net of unrecoverable withholding tax. Interest income, including amortization of premium or accretion of discount, is recorded as earned. Identified cost of investments sold is used to determine realized gain and loss for both financial statement and federal income tax purposes. Foreign dividend and interest income amounts and realized capital gain and loss are converted to U.S. dollar equivalents using foreign exchange rates in effect at the date of the transactions.

Foreign currency amounts are translated into U.S. dollars at the mean of the bid and asked prices of such currencies against U.S. dollars as follows: (i) assets and liabilities at the rate of exchange at the end of the respective period; and
(ii) purchases and sales of securities and income and expenses at the rate of exchange prevailing on the dates of such transactions. The portion of the results of operations arising from changes in the exchange rates and the portion due to fluctuations arising from changes in the market prices of securities are not isolated. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

The Schroder Global Growth Portfolio and Schroder EM Core Portfolio may enter into forward contracts to purchase or sell foreign currencies to protect the U.S. dollar value of the underlying portfolio against the effect of possible adverse movements in foreign exchange rates. Risks associated with such contracts include the movement in value of the foreign currency relative to the U.S. dollar and the ability of the counterparty to perform. Fluctuations in the value of such contracts are recorded daily as unrealized gain or loss; realized gain or loss includes net gain or loss on contracts that have terminated by settlement or by the Portfolios entering into offsetting commitments.

REPURCHASE AGREEMENTS--The Portfolios may invest in repurchase agreements. The Portfolios, through their custodian, receive delivery of the underlying collateral, whose market value must always equal or exceed the repurchase price. The investment adviser is responsible for determining the value of the underlying collateral at all times. In the event of default, the Portfolios may have difficulties with the disposition of any securities held as collateral.

EXPENSE ALLOCATION--Schroder Core accounts separately for the assets and liabilities and operation of each Portfolio. Expenses that are directly attributable to more than one Portfolio are allocated among the respective Portfolios in proportion to each Portfolio's net assets.

ORGANIZATION COSTS--Costs incurred by each Portfolio in connection with its organization are amortized on a straight line basis over a five-year period.

 NOTE 3. INVESTMENT ADVISORY AND OTHER SERVICES

INVESTMENT ADVISER--Schroder Capital Management International Inc. ("SCMI") is the investment adviser to each of the Portfolios. Pursuant to an Investment Advisory Agreement, SCMI is entitled to receive from Schroder U.S. Smaller Companies Portfolio, Schroder Global Growth Portfolio and Schroder EM Core Portfolio an annual fee, payable monthly, of 0.60%, 0.50% and 1.00%, respectively, of each Portfolio's average daily net assets.

ADMINISTRATOR AND SUBADMINISTRATOR--On behalf of the Portfolios, Schroder Core has entered into an Administration Agreement with Schroder Fund Advisors Inc. ("SFA") which entitles SFA to receive from Schroder Global Growth Portfolio and Schroder EM Core Portfolio an annual fee, payable monthly, at a rate of 0.15% and 0.10%, respectively, of each Portfolio's average daily net assets. In addition, Schroder Core has entered into a

                                                          SCHRODER CAPITAL FUNDS

 NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONCLUDED)         NOVEMBER 30, 1998

--------------------------------------------------------------------------------

 NOTE 3. INVESTMENT ADVISORY AND OTHER SERVICES (CONTINUED)

Subadministration Agreement with Forum Administrative Services, LLC ("FAdS") under which FAdS is entitled to receive from Schroder U.S. Smaller Companies Portfolio, Schroder Global Growth Portfolio and Schroder EM Core Portfolio an annual fee, payable monthly, of 0.075% of each Portfolio's average daily net assets subject to an annual minimum of $25,000.

OTHER SERVICE PROVIDERS--Forum Accounting Services, LLC ("FAcS") performs portfolio accounting services for the Schroder U.S. Smaller Companies Portfolio, Schroder Global Growth Portfolio and Schroder EM Core Portfolio, and is entitled to receive compensation for those services in the amounts of $36,000, $60,000 and $60,000 per year, respectively, plus certain other charges, based upon the number and types of portfolio transactions. FAcS also provides interestholder recordkeeping services to the Portfolios for which it receives, from Schroder Core, $12,000 per year, per Portfolio, plus certain other charges.

 NOTE 4. PURCHASES AND SALES OF SECURITIES

The cost of securities purchased and the proceeds from sales of securities (excluding short-term securities) for the period ended November 30, 1998 were as follows:

                                               COST OF              PROCEEDS
                                              PURCHASES            FROM SALES
                                          ------------------   ------------------
Schroder U.S. Smaller Companies
 Portfolio..............................  $      223,677,635   $      198,576,930
Schroder Global Growth Portfolio........           1,707,964            1,075,814
Schroder EM Core Portfolio..............           9,062,966           19,491,649

For federal income tax purposes, the tax basis of investment securities owned, the aggregate gross unrealized appreciation and the aggregate gross unrealized depreciation as of November 30, 1998 were as follows:

                                                 TAX               UNREALIZED           UNREALIZED        NET APPRECIATION
                                                BASIS             APPRECIATION         DEPRECIATION        (DEPRECIATION)
                                          ------------------   ------------------   ------------------   ------------------
Schroder U.S. Smaller Companies
 Portfolio..............................  $      305,413,979   $      38,046,811    $      22,822,061    $      15,224,750
Schroder Global Growth Portfolio........           2,849,179             388,489              141,050              247,439
Schroder EM Core Portfolio..............          11,052,557           1,486,041            1,554,631              (68,590)

 NOTE 5. FEDERAL TAXES

The Portfolios are not required to pay federal income taxes on their net investment income and net capital gain as they are treated as partnerships for federal income tax purposes. All interest, dividends, gain and loss of the Portfolios are deemed to have been "passed through" to the interestholders in proportion to their holdings of the Portfolios, regardless of whether such interest, dividends or gain have been distributed by the Portfolios.

Under the applicable foreign tax law, a withholding tax may be imposed on interest, dividends, and capital gains at various rates.

 NOTE 6. WAIVER OF FEES AND REIMBURSEMENT OF EXPENSES

For the period ended November 30, 1998, Schroder Core's service providers voluntarily waived and/or reimbursed the following fees or expenses:

                                                                                                              EXPENSES
                                                                  FEES WAIVED                                REIMBURSED
                                                         ------------------------------                  ------------------
                                                 SCMI                 SFA                  FAdS                 SFA
                                               -------               ------              -------         ------------------
Schroder Global Growth Portfolio........  $            8,314   $            2,494   $           11,252   $          51,030
Schroder EM Core Portfolio..............              63,973                6,397                7,702              34,535

 NOTE 7. CONCENTRATION OF RISK

Schroder Global Growth Portfolio and Schroder EM Core Portfolio may invest more than 25% of their total assets in issuers located in any one country. To the extent that they do so, the Portfolios are susceptible to a range of factors that could adversely affect that country, including political and economic developments and foreign exchange-rate fluctuations. As a result of investing substantially in one country, the value of a Portfolio's assets may fluctuate more widely than the value of shares of a comparable fund with a lesser degree of geographic concentration. Schroder Global Growth Portfolio and Schroder EM Core Portfolio invest in countries with limited or developing capital markets. Investments in these markets may involve greater risks than investments in more developed markets.

                                                          SCHRODER CAPITAL FUNDS

 SCHEDULES OF INVESTMENTS (UNAUDITED)                    AS OF NOVEMBER 30, 1998

--------------------------------------------------------------------------------

                                SECURITY
   SHARES                     DESCRIPTION                      VALUE

-----------------------------------------------------------------
                SCHRODER U.S. SMALLER COMPANIES PORTFOLIO
-----------------------------------------------------------------
COMMON STOCK (94.4%)
BASIC MATERIALS (3.0%)
      125,300   Cambrex Corp.                             $     3,508,400
       69,800   Ferro Corp.                                     1,950,038
      207,400   Ivex Packaging Corp.(a)                         4,044,300
                                                          ---------------
                                                                9,502,738
                                                          ---------------
CAPITAL GOODS/CONSTRUCTION (7.1%)
      193,300   Allied Waste Industries, Inc.(a)                3,938,488
      118,200   Harsco Corp.                                    3,826,725
       75,800   Hayes Lemmerz International, Inc.(a)            2,387,700
      188,200   Mueller Industries, Inc.(a)                     4,293,313
    1,492,400   Safety Kleen Corp.(a)                           5,130,125
      148,400   Superior Services, Inc.(a)                      2,726,850
                                                          ---------------
                                                               22,303,201
                                                          ---------------
CONSUMER CYCLICAL (19.0%)
       18,400   Action Performance Cos., Inc.(a)                  671,600
      206,700   Blyth Industries, Inc.(a)                       7,014,881
       92,500   CEC Entertainment, Inc.(a)                      2,740,313
       85,200   Department 56, Inc.(a)                          2,934,075
      352,000   Fairfield Communities, Inc.(a)                  3,806,000
      115,700   Family Dollar Stores, Inc.                      2,321,231
      188,550   Fossil, Inc.(a)                                 5,220,478
      254,000   Goody's Family Clothing, Inc.                   2,857,500
      164,600   Interface, Inc.                                 2,057,500
      113,200   Just For Feet, Inc.(a)                          2,561,150
      207,000   Musicland Stores Corp.(a)                       3,506,063
       42,100   Papa Johns International, Inc.(a)               1,765,569
      262,800   Pier 1 Imports, Inc.                            2,825,100
      133,500   Pillowtex Corp.                                 4,505,625
        6,200   Regis Corp.                                       207,700
      148,300   Shopko Stores, Inc.(a)                          4,782,675
      195,075   Sonic Corp.(a)                                  3,828,347
      113,000   Trans World Entertainment Corp.(a)              2,613,125
      130,700   WestPoint Stevens, Inc.(a)                      3,921,000
                                                          ---------------
                                                               60,139,932
                                                          ---------------
CONSUMER STAPLES (9.1%)
       98,000   American Italian Pasta Co.(a)                   2,474,500
      256,300   Aurora Foods, Inc.(a)                           5,013,869
       38,600   Earthgrains Co.                                 1,240,025
      265,800   Foodmaker, Inc.(a)                              5,149,875
       86,200   International Home Foods, Inc.(a)               1,691,675
      135,900   Keebler Foods Co.(a)                            4,578,131
      202,700   Richfood Holdings, Inc.                         3,762,619
      104,300   Suiza Foods Corp.(a)                            4,941,213
                                                          ---------------
                                                               28,851,907
                                                          ---------------
ENERGY (3.9%)
      142,200   B.J. Service Co.(a)                             1,964,138
       81,100   Cooper Cameron Corp.(a)                         1,976,812
      505,300   El Paso Electric Co.(a)                         4,674,025
       60,400   Hanover Compressor Co.(a)                       1,366,550
      133,600   Weatherford International, Inc.(a)              2,438,200
                                                          ---------------
                                                               12,419,725
                                                          ---------------

                                SECURITY
   SHARES                     DESCRIPTION                      VALUE
-----------------------------------------------------------------
          SCHRODER U.S. SMALLER COMPANIES PORTFOLIO (continued)
-----------------------------------------------------------------

COMMON STOCK (continued)

FINANCIAL (11.0%)
      105,500   Affiliated Managers Group, Inc.(a)        $     2,828,719
      149,200   AmerUs Life Holdings, Inc.                      3,291,725
       88,100   Bank United Corp.                               3,865,388
       94,775   Commercial Federal Corp.                        2,173,902
       64,300   Cullen/Frost Bankers, Inc.                      3,448,088
      111,500   Duff & Phelps Credit Rating Co.                 5,811,938
       58,400   FBL Financial Group, Inc.                       1,430,800
       88,400   Fremont General Corp.                           4,453,150
      143,200   Heller Financial, Inc.                          3,750,050
       99,950   North Fork BanCorp, Inc.                        2,105,197
       54,800   Sun Communities, Inc.                           1,784,425
                                                          ---------------
                                                               34,943,382
                                                          ---------------
HEALTH CARE (11.6%)
      128,500   ADAC Laboratories(a)                            3,341,000
       25,000   Amerisource Health Corp.(a)                     1,600,000
       37,300   Beckman Coulter, Inc.                           1,799,725
       73,200   Express Scripts, Inc.(a)                        4,026,000
      109,300   HCR Manor Care, Inc.(a)                         3,470,275
      200,900   Haemonetics Corp.(a)                            4,532,806
       77,600   Henry Schein, Inc.(a)                           2,754,800
      116,200   Invacare Corp.                                  2,781,538
      116,200   Ocular Sciences, Inc.(a)                        2,614,500
      201,000   PSS World Medical, Inc.(a)                      4,170,750
       91,700   Pharmaceutical Product Development,
                  Inc.(a)                                       2,624,913
      121,100   Sybron International Corp.(a)                   3,012,362
                                                          ---------------
                                                               36,728,669
                                                          ---------------
TECHNOLOGY (13.7%)
      220,300   Antec Corp.(a)                                  4,075,550
       96,500   Boole & Babbage, Inc.(a)                        3,051,813
       42,500   Dallas Semiconductor Corp.                      1,604,375
      172,800   EG&G, Inc.                                      4,827,600
      128,900   Evans & Sutherland Computer Corp.(a)            2,513,550
       79,900   INSpire Insurance Solutions, Inc.(a)            2,676,650
       65,500   MAPICS, Inc.(a)                                 1,273,156
       61,000   Micros Systems, Inc.(a)                         1,738,500
      170,900   MicroTouch Systems, Inc.(a)                     2,307,150
      254,900   Pairgain Technologies, Inc.(a)                  2,580,863
       89,000   Policy Management Systems Corp.(a)              4,550,125
           31   Structural Dynamics Research Corp.(a)                 541
       29,700   Symbol Technologies, Inc.                       1,447,875
       66,800   Thomas & Betts Corp.                            2,893,275
      138,900   Wang Laboratories, Inc.(a)                      3,541,950
      127,300   Zebra Technologies Corp.(a)                     4,272,506
                                                          ---------------
                                                               43,355,479
                                                          ---------------
TRANSPORTATION/SERVICES/MISCELLANEOUS (16.0%)
       93,100   ASA Holdings, Inc.                              3,159,581
      111,300   Alexandria Real Estate Equities, Inc.           3,436,388
       71,300   CNF Transportation, Inc.                        2,544,520
       56,200   Catalina Marketing Corp.(a)                     3,273,650
      222,800   Catellus Development Corp.(a)                   3,133,125
       82,650   Comair Holdings, Inc.                           2,531,156
      203,300   Group Maintenance America Corp.(a)              2,719,140

See Notes to Financial Statements                         SCHRODER CAPITAL FUNDS

 SCHEDULES OF INVESTMENTS (UNAUDITED)  (CONTINUED)       AS OF NOVEMBER 30, 1998

--------------------------------------------------------------------------------

                                SECURITY
   SHARES                     DESCRIPTION                      VALUE
-----------------------------------------------------------------
          SCHRODER U.S. SMALLER COMPANIES PORTFOLIO (continued)
-----------------------------------------------------------------

COMMON STOCK (continued)
TRANSPORTATION/SERVICES/MISCELLANEOUS (continued)

       71,600   Jacor Communications, Inc.(a)             $     4,166,225
      230,400   Mail-Well, Inc.(a)                              2,980,800
      160,200   Manufactured Home Communities, Inc.             3,924,900
      147,600   Mesaba Holdings, Inc.(a)                        2,767,500
       83,900   RemedyTemp, Inc.(a)                             1,216,550
      287,500   School Specialty, Inc.(a)                       4,851,555
       91,100   True North Communications Inc.                  2,562,188
       82,700   Valassis Communications, Inc.(a)                3,545,760
      128,200   Young & Rubicam, Inc.(a)                        3,829,975
                                                          ---------------
                                                               50,643,013
                                                          ---------------

TOTAL COMMON STOCK
  (COST $283,663,296)                                         298,888,046
                                                          ---------------
  PRINCIPAL
   AMOUNT

CASH MANAGEMENT ACCOUNTS (6.9%)
$  15,107,452   Dreyfus Cash Management                        15,107,452
    6,643,231   Federated Prime Obligations Fund                6,643,231
                                                          ---------------

TOTAL CASH MANAGEMENT ACCOUNTS
  (COST $21,750,683)                                           21,750,683
                                                          ---------------

TOTAL INVESTMENTS (101.3%)
  (COST $305,413,979)                                         320,638,729

OTHER ASSETS LESS LIABILITIES (-1.3%)                          (3,963,848)
                                                          ---------------

TOTAL NET ASSETS (100.0%)                                 $   316,674,881
                                                          ---------------
                                                          ---------------
 FACE/SHARE
   AMOUNT
-----------------------------------------------------------------
                    SCHRODER GLOBAL GROWTH PORTFOLIO
-----------------------------------------------------------------
BELGIUM (2.6%)
COMMON STOCK
           60   Electrabel SA
                  ENERGY                                  $        23,216
           80   Groupe Bruxelles Lambert SA
                  FINANCE                                          15,065
          160   KBC Bancassurance Holding
                  FINANCE                                          11,488
          500   Kinepolis (a)
                  CONSUMER CYCLICAL                                40,843
                                                          ---------------
                                                                   90,612
                                                          ---------------
DENMARK (1.3%)
COMMON STOCK
          200   Den Danske Bank Group
                  FINANCE                                          25,824
          290   International Service System A/S
                  SERVICES                                         19,174
                                                          ---------------
                                                                   44,998
                                                          ---------------
 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE
-----------------------------------------------------------------
              SCHRODER GLOBAL GROWTH PORTFOLIO (continued)
-----------------------------------------------------------------
FRANCE (14.3%)
COMMON STOCK
           90   Accor SA
                  SERVICES                                $        19,837
           70   Air Liquide
                  MULTI-INDUSTRY                                   11,936
          185   Alcatel Alsthom
                  CAPITAL EQUIPMENT                                24,531
          220   AXA
                  FINANCE                                          28,512
          156   Bouygues SA
                  SERVICES                                         29,158
          320   Canal Plus
                  SERVICES                                         73,747
          335   Etablissements Economiques du Casino
                  Guichard--Perrachon SA
                  CONSUMER NON-DURABLES                            31,897
          340   Elf Aquitaine SA
                  ENERGY                                           42,506
          484   France Telecom SA
                  SERVICES                                         33,711
          140   Groupe Danone
                  CONSUMER NON-DURABLES                            40,979
          160   Lafarge SA
                  MATERIALS                                        15,122
           70   Sanofi SA
                  CONSUMER NON-DURABLES                            12,528
          300   Suez Lyonnaise des Eaux
                  MULTI-INDUSTRY                                   59,405
          190   Total SA, B Shares
                  ENERGY                                           23,619
          230   Vivendi
                  MULTI-INDUSTRY                                   52,155
                                                          ---------------
                                                                  499,643
                                                          ---------------
GERMANY (4.0%)
COMMON STOCK
          280   DaimlerChrysler AG (a)
                  CONSUMER DURABLES                                26,904
        1,220   Hoechst AG
                  MATERIALS                                        52,529
          450   Mannesmann AG
                  CAPITAL EQUIPMENT                                48,838
          180   Veba AG
                  MULTI-INDUSTRY                                   10,007
                                                          ---------------
                                                                  138,278
                                                          ---------------
ITALY (4.4%)
COMMON STOCK
          540   Assicurazioni Generali
                  FINANCE                                          20,224
       14,150   Banca di Roma (a)
                  FINANCE                                          24,553
        4,780   ENI SpA
                  ENERGY                                           29,737

See Notes to Financial Statements                         SCHRODER CAPITAL FUNDS

 SCHEDULES OF INVESTMENTS (UNAUDITED)  (CONTINUED)       AS OF NOVEMBER 30, 1998

--------------------------------------------------------------------------------

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE
-----------------------------------------------------------------
              SCHRODER GLOBAL GROWTH PORTFOLIO (continued)
-----------------------------------------------------------------

ITALY (continued)
COMMON STOCK (continued)

        4,150   Olivetti SpA (a)
                  CONSUMER DURABLES                       $        10,907
        3,830   Telecom Italia Mobile SpA
                  SERVICES                                         25,165
        5,150   Telecom Italia SpA
                  SERVICES                                         41,852
                                                          ---------------
                                                                  152,438
                                                          ---------------
JAPAN (8.1%)
COMMON STOCK
        1,000   Bridgestone Corp.
                  MATERIALS                                        23,430
        1,000   Credit Saison Co. Ltd.
                  FINANCE                                          22,860
        1,000   Fuji Photo Film Co.
                  CAPITAL EQUIPMENT                                37,423
        1,000   Matsushita Electric Industrial Co. Ltd.
                  CAPITAL EQUIPMENT                                16,108
        2,000   Mitsui Fudosan Co. Ltd.
                  FINANCE                                          15,360
            2   NTT Mobile Communications Network, Inc.
                  SERVICES                                         76,473
        2,000   Sekisui House Ltd.
                  SERVICES                                         19,492
        1,000   Takeda Chemical Industries
                  CONSUMER DURABLES                                33,762
        4,000   Teijin Ltd.
                  MATERIALS                                        14,351
        5,000   Yasuda Fire & Marine Insurance Co. Ltd.
                  SERVICES                                         23,674
                                                          ---------------
                                                                  282,933
                                                          ---------------
KOREA, REPUBLIC OF (1.0%)
COMMON STOCK
        1,000   Daewoo Heavy Industries
                  CAPITAL EQUIPMENT                                 3,925
        1,281   LG Electronics
                  CONSUMER DURABLES                                12,697
          356   Samsung Electronics Co.
                  CONSUMER DURABLES                                19,029
                                                          ---------------
                                                                   35,651
                                                          ---------------
NETHERLANDS (2.7%)
COMMON STOCK
        1,044   Koninklijke Ahold NV
                  CONSUMER NON-DURABLES                            36,304
          360   Koninklijke (Royal) Philips Electronics
                  NV
                  CAPITAL EQUIPMENT                                22,847
        1,460   TNT Post Group NV
                  SERVICES                                         36,833
                                                          ---------------
                                                                   95,984
                                                          ---------------
 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE
-----------------------------------------------------------------
              SCHRODER GLOBAL GROWTH PORTFOLIO (continued)
-----------------------------------------------------------------
SINGAPORE (1.0%)
COMMON STOCK
        2,600   Development Bank of Singapore Ltd.(a)
                  FINANCE                                 $        19,733
        1,397   Singapore Press Holdings Ltd.
                  SERVICES                                         14,842
                                                          ---------------
                                                                   34,575
                                                          ---------------
SPAIN (1.5%)
COMMON STOCK
        2,010   Endesa SA
                  ENERGY                                           52,597
                                                          ---------------
SWEDEN (1.0%)
COMMON STOCK
          520   Atlas Copco AB
                  CAPITAL EQUIPMENT                                11,890
          770   Telefonaktiebolaget LM Ericsson "B"
                  Shares
                  SERVICES                                         21,451
                                                          ---------------
                                                                   33,341
                                                          ---------------
SWITZERLAND (7.0%)
COMMON STOCK
           20   ABB AG
                  ENERGY                                           24,966
           11   Nestle SA
                  CONSUMER NON-DURABLES                            22,925
           36   Novartis AG
                  CONSUMER DURABLES                                67,783
            3   Roche Holding AG
                  CONSUMER NON-DURABLES                            35,358
           17   Schweizerische Rueckversicherungs-
                  Gesellschaft
                  FINANCE                                          43,102
          176   UBS AG
                  FINANCE                                          53,123
                                                          ---------------
                                                                  247,257
                                                          ---------------
UNITED KINGDOM (14.9%)
COMMON STOCK
        3,091   Airtours plc
                  SERVICES                                         21,175
        2,120   Allied Domecq plc
                  CONSUMER NON-DURABLES                            18,057
        1,040   British American Tobacco plc
                  CONSUMER NON-DURABLES                             9,541
        6,895   British Energy plc
                  ENERGY                                           73,639
        1,820   British Petroleum Co. plc
                  ENERGY                                           28,391
          470   British Sky Broadcasting Group plc
                  SERVICES                                          3,887
        1,860   British Telecommunications plc
                  SERVICES                                         25,499
        3,590   Cable & Wireless plc
                  SERVICES                                         45,631

See Notes to Financial Statements                         SCHRODER CAPITAL FUNDS

 SCHEDULES OF INVESTMENTS (UNAUDITED)  (CONTINUED)       AS OF NOVEMBER 30, 1998

--------------------------------------------------------------------------------

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE
-----------------------------------------------------------------
              SCHRODER GLOBAL GROWTH PORTFOLIO (continued)
-----------------------------------------------------------------

UNITED KINGDOM (continued)
COMMON STOCK (continued)

        5,730   Electrocomponents plc
                  CAPITAL EQUIPMENT                       $        40,672
        4,140   EMI Group plc
                  CONSUMER NON-DURABLES                            24,671
        3,570   Enterprise Oil plc
                  ENERGY                                           19,624
        1,040   Glaxo Wellcome plc
                  CONSUMER NON-DURABLES                            32,910
        1,830   Lloyds TSB Group plc
                  FINANCE                                          25,450
        9,635   LucasVarity plc
                  CAPITAL EQUIPMENT                                33,082
        2,220   Marks & Spencer plc
                  SERVICES                                         15,098
       23,220   Pilkington plc
                  MATERIALS                                        24,914
       12,644   Rolls-Royce plc (a)
                  CAPITAL EQUIPMENT                                51,135
          400   Standard Chartered Bank plc
                  FINANCE                                           4,252
          595   Zeneca Group plc
                  CONSUMER DURABLES                                24,751
                                                          ---------------
                                                                  522,379
                                                          ---------------
UNITED STATES OF AMERICA (24.7%)
COMMON STOCK
          770   Allied Signal, Inc.
                  CAPITAL EQUIPMENT                                33,880
          765   Allstate Corp.
                  SERVICES                                         31,174
          700   American Home Products Corp.
                  CONSUMER NON-DURABLES                            37,275
          427   American International Group, Inc.
                  FINANCE                                          40,137
          425   BankAmerica Corp.
                  FINANCE                                          27,736
          300   Bristol-Myers Squibb Co.
                  CONSUMER NON-DURABLES                            36,770
          652   Cisco Systems, Inc. (a)
                  CONSUMER DURABLES                                49,145
          420   Computer Sciences Corp.(a)
                  SERVICES                                         23,993
          430   Elan Corp. plc--ADR (a)
                  SERVICES                                         29,295
          733   Federal Home Loan Mortgage Corp.
                  FINANCE                                          44,347
          625   Gap, Inc.
                  CONSUMER DURABLES                                45,975
          380   General Electric Co.
                  CONSUMER DURABLES                                34,390
          490   McGraw-Hill Cos., Inc.
                  SERVICES                                         43,855
          280   Merck & Co., Inc.
                  CONSUMER NON-DURABLES                            43,365
 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE
-----------------------------------------------------------------
              SCHRODER GLOBAL GROWTH PORTFOLIO (continued)
-----------------------------------------------------------------

UNITED STATES OF AMERICA (continued)
COMMON STOCK (continued)

          200   Pfizer, Inc.
                  CONSUMER NON-DURABLES                   $        22,325
          400   Procter & Gamble Co.
                  CONSUMER NON-DURABLES                            35,050
          873   Rite Aid Corp.
                  CONSUMER NON-DURABLES                            40,485
          725   Sun Microsystems, Inc. (a)
                  CONSUMER DURABLES                                53,695
          510   Textron, Inc.
                  CAPITAL EQUIPMENT                                39,620
          375   United Technologies Corp.
                  CAPITAL EQUIPMENT                                40,195
          545   Wal-Mart Stores, Inc.
                  CONSUMER NON-DURABLES                            41,040
          960   Wells Fargo & Co.
                  FINANCE                                          34,560
          350   Xerox Corp.
                  CAPITAL EQUIPMENT                                37,625
                                                          ---------------
                                                                  865,932
                                                          ---------------

TOTAL INVESTMENTS (88.5%)
  (COST $2,849,179)                                             3,096,618

OTHER ASSETS LESS LIABILITIES (11.5%)                             404,059
                                                          ---------------

TOTAL NET ASSETS (100.0%)                                 $     3,500,677
                                                          ---------------
                                                          ---------------
FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
CONTRACTS TO SELL

                                                       UNREALIZED
CONTRACT                             UNDERLYING FACE  APPRECIATION/
  DATE       CURRENCY       UNITS    AMOUNT OF VALUE  (DEPRECIATION)
---------  -------------  ---------  ---------------  -------------
           British
12/17/98   Pounds            56,000     $  92,405       $   1,521
12/18/98   Japanese Yen   24,851,000      202,635         (13,260)
                                     ---------------  -------------
                                        $ 295,040       $ (11,739)
                                     ---------------  -------------

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE

-----------------------------------------------------------------
                       SCHRODER EM CORE PORTFOLIO
-----------------------------------------------------------------
ARGENTINA (1.9%)
COMMON STOCK
        1,000   Banco Rio De La Plata ADR
                  FINANCE                                 $        11,750
        2,300   Disco SA ADR (a)
                  CONSUMER NON-DURABLES                            47,581
       14,000   Perez Companc SA
                  ENERGY                                           73,095
        2,900   Telecom Argentina ADR
                  SERVICES                                         88,450
                                                          ---------------
                                                                  220,876
                                                          ---------------

See Notes to Financial Statements                         SCHRODER CAPITAL FUNDS

 SCHEDULES OF INVESTMENTS (UNAUDITED)  (CONTINUED)       AS OF NOVEMBER 30, 1998

--------------------------------------------------------------------------------

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE
-----------------------------------------------------------------
                 SCHRODER EM CORE PORTFOLIO (continued)
-----------------------------------------------------------------
BOTSWANA (0.3%)
COMMON STOCK
       26,700   Sechaba Breweries Ltd.
                  CONSUMER NON-DURABLES                   $        33,896
                                                          ---------------
BRAZIL (12.4%)
COMMON STOCK
        9,069   Companhia Energetica de Minas Gerais--
                  CEMIG ADR
                  ENERGY                                          229,565
        6,000   Companhia Paranaense de Energia--Copel
                  Stet.
                  ENERGY                                           58,500
      868,000   Companhia Paulista de Forca e Luz-CPFL
                  (a)
                  ENERGY                                           82,030
        6,000   Companhia Vale do Rio Doce
                  ENERGY                                           87,430
        2,100   Companhia Vale do Rio Doce
                  ENERGY                                           30,600
        2,400   Embratel Participacoes SA (a)
                  SERVICES                                         38,400
      485,000   Telecomunicacaoes do Parana SA--Telepar
                  SERVICES                                        100,554
        1,000   Telesp Participacoes SA ADR (a)
                  SERVICES                                         26,750
    1,040,000   Telesp Tel Sao (a)
                  SERVICES                                         38,275
PREFERRED STOCK
    5,890,000   Banco Bradesco
                  FINANCE                                          42,667
       50,000   Banco Itau SA
                  FINANCE                                          27,893
      130,000   Companhia Cervejaria Brahma
                  CONSUMER NON-DURABLES                            70,142
    7,600,000   Gerdau SA
                  MATERIALS                                        74,671
      890,000   Petrol Brasileiro Petrobrasy
                  ENERGY                                          126,719
    8,940,000   Tele Centro Sul Participacoes SA (a)
                  SERVICES                                        104,213
    1,690,000   Telecomunicacoes de Sao Paulo SA--Telesp
                  SERVICES                                        287,060
                                                          ---------------
                                                                1,425,469
                                                          ---------------
CHILE (3.5%)
COMMON STOCK
        5,700   Banco Santander Chile ADR (a)
                  FINANCE                                          72,675
        5,200   Chilectra SA ADR
                  ENERGY                                          116,457
        4,000   Distribucion y Servicio D&S SA ADR
                  SERVICES                                         55,500
        2,000   Embotella Andina ADR
                  CONSUMER NON-DURABLES                            28,250
        1,000   Enersis SA--ADR
                  ENERGY                                           23,375

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE
-----------------------------------------------------------------
                 SCHRODER EM CORE PORTFOLIO (continued)
-----------------------------------------------------------------

CHILE (continued)
COMMON STOCK (continued)

          900   Sociedad Quimica y Minera de Chile SA
                  ADR
                  MATERIALS                               $        34,650
        3,300   Quinenco SA ADR
                  MULTI-INDUSTRY                                   31,350
        1,500   Vina Concha Y Toro ADR
                  CONSUMER NON-DURABLES                            42,188
                                                          ---------------
                                                                  404,445
                                                          ---------------
CHINA (0.9%)
CORPORATE BONDS
       70,000   Huaneng Power International, Inc.,
                  1.75%, 5/21/04
                  ENERGY                                           65,975
      128,000   Qingling Motors Ltd, 3.50%, 1/22/02
                  CAPITAL EQUIPMENT                                40,960
                                                          ---------------
                                                                  106,935
                                                          ---------------
CZECH REPUBLIC (1.0%)
COMMON STOCK
        8,040   SPT Telecom AS (a)
                  SERVICES                                        118,630
                                                          ---------------
EGYPT (2.1%)
COMMON STOCK
       13,560   Commercial International Bank GDR
                  FINANCE                                         102,717
        6,270   Oriental Weavers Co.
                  CONSUMER DURABLES                               134,057
                                                          ---------------
                                                                  236,774
                                                          ---------------
GREECE (7.4%)
COMMON STOCK
        1,140   Alpha Credit Bank
                  FINANCE                                         108,483
        7,440   Hellenic Bottling Co. SA
                  CONSUMER NON-DURABLES                           199,288
        6,919   Hellenic Telecommunication Organization
                  SA
                  SERVICES                                        173,137
        3,100   Intracom SA
                  CAPITAL EQUIPMENT                               159,518
          764   National Bank of Greece SA
                  FINANCE                                         137,032
          710   Panafon SA (a)
                  SERVICES                                         12,762
        1,700   STET Hellas Telecommunications SA ADR
                  (a)
                  SERVICES                                         59,075
                                                          ---------------
                                                                  849,295
                                                          ---------------
HONG KONG (3.6%)
COMMON STOCK
       18,000   Cheung Kong Infrastructure Holdings
                  CAPITAL EQUIPMENT                                43,123
      159,000   China Resources Beijing Land (a)
                  FINANCE                                          43,123

See Notes to Financial Statements                         SCHRODER CAPITAL FUNDS

 SCHEDULES OF INVESTMENTS (UNAUDITED)  (CONTINUED)       AS OF NOVEMBER 30, 1998

--------------------------------------------------------------------------------

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE
-----------------------------------------------------------------
                 SCHRODER EM CORE PORTFOLIO (continued)
-----------------------------------------------------------------

HONG KONG (continued)
COMMON STOCK (continued)

       13,000   China Resources Enterprises Ltd.
                  MULTI-INDUSTRY                          $        18,972
       63,000   China Telecom (Hong Kong) Ltd. (a)
                  SERVICES                                        125,707
       29,000   Ng Fung Hong Ltd.
                  SERVICES                                         25,843
      194,000   Shenzhen Expressway Co. Ltd. (a)
                  SERVICES                                         46,352
FOREIGN CORPORATE BONDS
      155,000   Cosco Treasury Co. Ltd., 3.50%, 3/13/03           107,918
                                                          ---------------
                                                                  411,038
                                                          ---------------
HUNGARY (2.0%)
COMMON STOCK
          340   Gedeon Richter RT
                  CONSUMER NON-DURABLES                            13,133
        4,600   Matav RT ADR
                  SERVICES                                        125,637
        1,700   MOL Magyar Olajes-es Gazipari RT GDR
                  ENERGY                                           39,355
        1,320   OTP Bank RT GDR
                  FINANCE                                          55,935
                                                          ---------------
                                                                  234,060
                                                          ---------------
INDIA (6.0%)
COMMON STOCK
       11,700   ITC Ltd. GDR
                  MULTI-INDUSTRY                                  224,055
       10,500   Larsen & Toubro Ltd. GDR
                  MULTI-INDUSTRY                                   69,563
       10,100   Mahanagar Telephone Nigam Ltd.
                  SERVICES                                        108,070
       26,400   Reliance Industries Ltd. GDS
                  MATERIALS                                       134,310
       11,700   State Bank of India
                  FINANCE                                          92,137
        5,500   Videsh Sanchar Nigam Ltd. GDR
                  SERVICES                                         56,650
                                                          ---------------
                                                                  684,785
                                                          ---------------
INDONESIA (1.7%)
COMMON STOCK
        6,000   Gulf Indonesia Resources Ltd.(a)
                  ENERGY                                           52,500
       13,000   PT Gudang Garam
                  CONSUMER NON-DURABLES                            16,808
       10,000   PT HM Sampoerna(a)
                  CONSUMER NON-DURABLES                             6,599
      182,000   PT Indofoods Sukses Makmur(a)
                  CONSUMER NON-DURABLES                            90,080
       23,000   PT Indosat ADR
                  SERVICES                                         33,145
                                                          ---------------
                                                                  199,132
                                                          ---------------
 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE
-----------------------------------------------------------------
                 SCHRODER EM CORE PORTFOLIO (continued)
-----------------------------------------------------------------
ISRAEL (5.0%)
COMMON STOCK
       20,930   Bank Hapoalim Ltd.
                  FINANCE                                 $        40,146
       51,060   Bank Leumi Le-Israel
                  FINANCE                                          70,775
       17,240   Bezeq Israeli Telecommunication Corp.
                  Ltd.(a)
                  SERVICES                                         50,302
       10,970   Blue Square-Israel Ltd.
                  SERVICES                                        133,697
        2,000   Formula Systems Ltd. ADR (a)
                  SERVICES                                         50,000
        5,400   Teva Pharmaceutical Industries Ltd. ADR
                  CONSUMER NON-DURABLES                           234,900
                                                          ---------------
                                                                  579,820
                                                          ---------------
KOREA, REPUBLIC OF (13.6%)
COMMON STOCK
        5,900   Korea Electric Power Corp.
                  ENERGY                                          113,644
        3,500   LG Chemical Ltd.
                  MULTI-INDUSTRY                                   29,494
       17,608   LG Electronics
                  CONSUMER DURABLES                               174,526
        2,000   Pohang Iron & Steel Co. Ltd.
                  MATERIALS                                       113,559
        2,510   SK Corp.
                  ENERGY                                           24,778
          123   SK Telecom Co. Ltd.
                  SERVICES                                         87,659
        6,226   Samsung Display Devices Co.
                  CONSUMER DURABLES                               226,355
        6,272   Samsung Electronics Co.
                  CONSUMER DURABLES                               335,245
        7,803   Samsung Heavy Industries (a)
                  CAPITAL EQUIPMENT                                43,211
RIGHTS
        3,637   Samsung Heavy Industries (a)
                  CAPITAL EQUIPMENT                                 4,028
      168,634   Ssangyong Investment & Securities Co.
                  Ltd. (a)
                  FINANCE                                         412,787
                                                          ---------------
                                                                1,565,286
                                                          ---------------
LUXEMBOURG (0.4%)
COMMON STOCK
        5,000   Quilmes Industrial SA ADR
                  CONSUMER NON-DURABLES                            47,187
                                                          ---------------
MAURITIUS (0.3%)
COMMON STOCK
       39,800   State Bank of Mauritius Ltd. (a)
                  FINANCE                                          28,583
                                                          ---------------

See Notes to Financial Statements                         SCHRODER CAPITAL FUNDS

 SCHEDULES OF INVESTMENTS (UNAUDITED)  (CONTINUED)       AS OF NOVEMBER 30, 1998

--------------------------------------------------------------------------------

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE
-----------------------------------------------------------------
                 SCHRODER EM CORE PORTFOLIO (continued)
-----------------------------------------------------------------
MEXICO (8.9%)
COMMON STOCK
       28,000   Cemex SA de CV
                  MATERIALS                               $        67,836
       64,800   Cifra SA de CV(a)
                  SERVICES                                         79,628
       63,000   Controladora Comercial Mexicana SA de CV
                  SERVICES                                         40,282
       56,000   Fomento Economico Mexica SA de CV
                  CONSUMER NON-DURABLES                           129,516
       22,500   Grupo Carso SA de CV
                  MULTI-INDUSTRY                                   71,257
       32,100   Grupo Industrial Bimbo SA de CV
                  CONSUMER NON-DURABLES                            50,670
       17,400   Grupo Industrial Saltillo SA de CV
                  MATERIALS                                        46,240
        9,100   Industrias Penoles SA
                  MATERIALS                                        27,910
       21,500   Kimberly Clarke de Mexico SA de CV
                  SERVICES                                         57,780
        7,800   Telefonos de Mexico SA ADR
                  SERVICES                                        363,188
       13,000   Tubos de Acero de Mexico SA ADR
                  MATERIALS                                        91,812
                                                          ---------------
                                                                1,026,119
                                                          ---------------
PERU (2.3%)
COMMON STOCK
        7,370   Credicorp Ltd.
                  FINANCE                                          81,070
        2,900   Companhia Minas Buenaventura SA ADR
                  MATERIALS                                        36,794
       44,000   Minsur SA
                  MATERIALS                                        73,251
        5,100   Telefonica del Peru SA ADR
                  SERVICES                                         75,544
                                                          ---------------
                                                                  266,659
                                                          ---------------
PHILIPPINES (1.9%)
COMMON STOCK
      180,000   Ayala Corp.
                  MULTI-INDUSTRY                                   57,106
       53,000   La Tondena Distillers, Inc.
                  CONSUMER NON-DURABLES                            32,284
       24,000   Manila Electric Co. B Shares
                  ENERGY                                           76,751
        2,000   Metropolitan Bank & Trust Co.(a)
                  FINANCE                                          14,087
        1,400   Philippine Long Distance Telephone Co.
                  SERVICES                                         36,599
                                                          ---------------
                                                                  216,827
                                                          ---------------
POLAND (2.0%)
COMMON STOCK
       20,250   Elektrim Spolka Akcyjna SA
                  MULTI-INDUSTRY                                  170,422

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE
-----------------------------------------------------------------
                 SCHRODER EM CORE PORTFOLIO (continued)
-----------------------------------------------------------------

POLAND (continued)
COMMON STOCK (continued)

       14,060   Telekomunikacja Polska (a)
                  SERVICES                                $        62,216
                                                          ---------------
                                                                  232,638
                                                          ---------------
RUSSIA (0.6%)
COMMON STOCK
        9,110   Surgutneftegaz ADR
                  ENERGY                                           32,663
        7,690   Unified Energy Systems GDR
                  ENERGY                                           31,302
                                                          ---------------
                                                                   63,965
                                                          ---------------
SOUTH AFRICA (8.4%)
COMMON STOCK
       12,000   ABSA Group Ltd.
                  FINANCE                                          57,786
        3,640   Anglo American Corp. of South Africa
                  Ltd.
                  FINANCE                                         116,685
        2,500   Anglo American Industrial Corp. Ltd.
                  MULTI-INDUSTRY                                   44,376
       20,137   Barlow Ltd.
                  MULTI-INDUSTRY                                  100,152
       15,100   Ellerine Holdings Ltd.
                  CONSUMER DURABLES                                35,826
       77,400   First Rand Ltd.
                  FINANCE                                          95,220
       29,000   Illovo Sugar Ltd.
                  CONSUMER NON-DURABLES                            29,561
            1   LA Retail Stores Ltd.
                  CONSUMER NON-DURABLES                                 1
      115,000   Malbak Ltd.
                  MATERIALS                                        52,548
      105,400   Metro Cash and Carry Ltd.
                  SERVICES                                         70,390
       13,000   Rembrandt Group Ltd.
                  MULTI-INDUSTRY                                   84,649
       14,900   Sappi Ltd.
                  MATERIALS                                        68,346
       16,600   Sasol Ltd.
                  MULTI-INDUSTRY                                   64,620
        4,495   South African Breweries, Ltd.
                  SERVICES                                         76,080
       14,800   South African Druggists Ltd.
                  MATERIALS                                        72,829
                                                          ---------------
                                                                  969,069
                                                          ---------------
TAIWAN (6.4%)
COMMON STOCK
        9,000   Asustek Computer, Inc. (a)
                  CAPITAL EQUIPMENT                                76,316
       25,000   Cathay Life Insurance Co.
                  SERVICES                                         90,962
      165,000   China Steel Corp.
                  MATERIALS                                       107,351

See Notes to Financial Statements                         SCHRODER CAPITAL FUNDS

 SCHEDULES OF INVESTMENTS (UNAUDITED)  (CONCLUDED)       AS OF NOVEMBER 30, 1998

--------------------------------------------------------------------------------

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE
-----------------------------------------------------------------
                 SCHRODER EM CORE PORTFOLIO (continued)
-----------------------------------------------------------------

TAIWAN (continued)
COMMON STOCK (continued)

       36,000   Nan Ya Plastics Corp.(a)
                  MATERIALS                               $        53,504
       30,000   Siliconware Precision Industries Co. (a)
                  CAPITAL EQUIPMENT                                57,815
       56,000   Taiwan Semiconductor Manufacturing Co.
                  (a)
                  CAPITAL EQUIPMENT                               135,549
CORPORATE BONDS
      185,000   Nan Ya Plastics Corp., 1.75%, 7/19/01
                  MATERIALS                                       210,438
                                                          ---------------
                                                                  731,935
                                                          ---------------
THAILAND (1.9%)
COMMON STOCK
        5,000   Advanced Info Service Public Co. Ltd.
                  (a)
                  SERVICES                                         29,086
       19,000   Electricity Generating Public Co. Ltd.
                  (a)
                  ENERGY                                           50,526
        6,000   PTT Exploration & Production Public Co.
                  Ltd.(a)
                  ENERGY                                           48,199
        2,500   Siam Cement Public Co. Ltd. (a)
                  MATERIALS                                        52,355
       15,000   Siam Makro Public Co. Ltd.
                  CONSUMER NON-DURABLES                            31,163
       10,000   TelecomAsia Corp. Public Co. Ltd. (a)
                  SERVICES                                          4,640
                                                          ---------------
                                                                  215,969
                                                          ---------------
TURKEY (0.8%)
COMMON STOCK
    1,528,375   Akbank T.A.S.
                  FINANCE                                          31,222
    2,991,300   Dogan Yayin Holdings AS (a)
                  FINANCE                                          14,538
 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE
-----------------------------------------------------------------
                 SCHRODER EM CORE PORTFOLIO (continued)
-----------------------------------------------------------------

TURKEY (continued)
COMMON STOCK (continued)

      982,800   Netas Telekomunik (a)
                  CAPITAL EQUIPMENT                       $        18,782
      265,510   Vestel Elektronik Sanayi ve Ticanet AS
                  (a)
                  CONSUMER NON-DURABLES                            25,807
                                                          ---------------
                                                                   90,349
                                                          ---------------
ZIMBABWE (0.2%)
COMMON STOCK
    1,000,000   Econet Wireless Holdings (a)
                  SERVICES                                         24,226
                                                          ---------------

TOTAL INVESTMENTS (95.5%)
  (COST $11,052,557)                                      $    10,983,967

OTHER ASSETS LESS LIABILITIES (4.5%)                              519,604
                                                          ---------------

TOTAL NET ASSETS (100.0%)                                 $    11,503,571
                                                          ---------------
                                                          ---------------
FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
CONTRACTS TO SELL

                                                           UNREALIZED
CONTRACT                                 UNDERLYING FACE  APPRECIATION/
  DATE         CURRENCY         UNITS    AMOUNT OF VALUE  (DEPRECIATION)
---------  -----------------  ---------  ---------------  -------------
           Brazilian
 2/5/99    Cruzeiro             242,520    $  (194,874)     $  (6,874)
 2/22/99   Hong Kong Dollar   1,400,000       (180,600)        (6,036)
12/15/98   Polish Zloty         151,400        (43,948)        (3,948)
                                         ---------------  -------------
                                           $  (419,422)     $ (16,858)
                                         ---------------  -------------

(a) Non-income producing security.

ADR--American Depositary Receipts

GDR--Global Depositary Receipts

GDS--Global Depositary Shares

See Notes to Financial Statements                         SCHRODER CAPITAL FUNDS

Norwest Advantage Funds
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Norwest Bank Minnesota, N.A.
Transfer Agent
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Forum Financial Services, Inc.
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-C-1999 NORWEST ADVANTAGE FUNDS

NW I SAR (1/99)


THIS REPORT IS FOR DISTRIBUTION ONLY TO SHAREHOLDERS AND MAY BE DISTRIBUTED TO OTHERS ONLY IF PRECEDED OR ACCOMPANIED BY CURRENT PROSPECTUSES OF THE NORWEST
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